NATIONWIDE

VARIABLE

ACCOUNT-7

Annual Report

To

Contract Owners

December 31, 2021

NATIONWIDE LIFE INSURANCE COMPANY

HOME OFFICE: COLUMBUS, OHIO

Report of Independent Registered Public Accounting Firm

The Board of Directors of Nationwide Life Insurance Company and

Contract Owners of Nationwide Variable Account-7:

Opinion on the Financial Statements

We have audited the accompanying statement of assets, liabilities and contract owners’ equity of the sub-accounts listed in the Appendix that comprise the Nationwide Variable Account-7 (the Separate Account) as of the date listed in the Appendix, the related statements of operations for the year or period listed in the Appendix and changes in contract owners’ equity for the years or periods listed in the Appendix, and the related notes including the financial highlights in Note 6 (collectively, the financial statements). In our opinion, the financial statements present fairly, in all material respects, the financial position of each sub-account as of the date listed in the Appendix, the results of its operations for the year or period listed in the Appendix and the changes in its contract owners’ equity for the years or periods listed in the Appendix, and the financial highlights for each of the years or periods in Note 6, in conformity with U.S. generally accepted accounting principles.

Basis for Opinion

These financial statements are the responsibility of the Separate Account’s management. Our responsibility is to express an opinion on these financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (PCAOB) and are required to be independent with respect to the Separate Account in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.

We conducted our audits in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud. Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Such procedures also included confirmation of securities owned as of December 31, 2021, by correspondence with the transfer agent of the underlying mutual funds or by other appropriate auditing procedures. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. We believe that our audits provide a reasonable basis for our opinion.

/s/    KPMG LLP

We have not been able to determine the specific year that we began serving as the auditor of one or more Nationwide Life Insurance Company separate account investment companies, however we are aware that we have served as the auditor of one or more Nationwide Life Insurance Company separate account investment companies since at least 1981.

Columbus, Ohio

April 4, 2022

Appendix

Statement of assets, liabilities and contract owners’ equity as of December 31, 2021, the related statement of operations for the year then ended and statements of changes in contract owners’ equity for each of the years in the two-year period then ended.

AB FUNDS

AllianceBernstein Variable Products Series Fund, Inc. - AB VPS Growth and Income Portfolio: Class B (ALVGIB)

AllianceBernstein Variable Products Series Fund, Inc. - AB VPS International Value Portfolio: Class B (ALVIVB)

AllianceBernstein Variable Products Series Fund, Inc. - AB VPS Large Cap Growth Portfolio: Class B (ALVPGB)

AllianceBernstein Variable Products Series Fund, Inc. - AB VPS Small/Mid Cap Value Portfolio: Class B (ALVSVB)

BLACKROCK FUNDS

BlackRock Variable Series Funds, Inc. - BlackRock Global Allocation V.I. Fund: Class III (MLVGA3)

BNY MELLON INVESTMENT MANAGEMENT

BNY Mellon Stock Index Fund, Inc.: Initial Shares (DSIF)

BNY Mellon Stock Index Fund, Inc.: Service Shares (DSIFS)

BNY Mellon Sustainable U.S. Equity Portfolio, Inc.: Initial Shares (DSRG)

BNY Mellon Investment Portfolios - MidCap Stock Portfolio: Service Shares (DVMCSS)

BNY Mellon Investment Portfolios - Small Cap Stock Index Portfolio: Service Shares (DVSCS)

EATON VANCE FUNDS

Eaton Vance Variable Trust - Eaton Vance VT Floating-Rate Income Fund: Initial Class (ETVFR)

FEDERATED HERMES, INC.

Federated Hermes Insurance Series - Federated Hermes High Income Bond Fund II: Service Shares (FHIBS)

Federated Hermes Insurance Series - Federated Hermes Quality Bond Fund II: Primary Shares (FQB)

Federated Hermes Insurance Series - Federated Hermes Quality Bond Fund II: Service Shares (FQBS)

Federated Hermes Insurance Series - Federated Hermes Kaufmann Fund II: Primary Shares (FVK2)

Federated Hermes Insurance Series - Federated Hermes Managed Volatility Fund II: Service Shares (FVU2S)

FIDELITY INVESTMENTS

Fidelity Variable Insurance Products Fund - VIP Asset Manager Portfolio: Service Class 2 (FAM2)

Fidelity Variable Insurance Products Fund - VIP Asset Manager Growth Portfolio: Service Class 2 (FAMG2)

Fidelity Variable Insurance Products Fund - VIP Asset Manager Growth Portfolio: Initial Class (FAMGP)

Fidelity Variable Insurance Products Fund - VIP Asset Manager Growth Portfolio: Service Class (FAMGS)

Fidelity Variable Insurance Products Fund - VIP Asset Manager Portfolio: Initial Class (FAMP)

Fidelity Variable Insurance Products Fund - VIP Asset Manager Portfolio: Service Class (FAMS)

Fidelity Variable Insurance Products Fund - VIP Balanced Portfolio: Service Class 2 (FB2)

Fidelity Variable Insurance Products Fund - VIP Balanced Portfolio: Initial Class (FBP)

Fidelity Variable Insurance Products Fund - VIP Balanced Portfolio: Service Class (FBS)

Fidelity Variable Insurance Products Fund - VIP Dynamic Capital Appreciation Portfolio: Service Class 2 (FDCA2)

Fidelity Variable Insurance Products Fund - VIP Dynamic Capital Appreciation Portfolio: Service Class (FDCAS)

Fidelity Variable Insurance Products Fund - VIP Equity-Income Portfolio: Service Class 2 (FEI2)

Fidelity Variable Insurance Products Fund - VIP Equity-Income Portfolio: Initial Class (FEIP)

Fidelity Variable Insurance Products Fund - VIP Equity-Income Portfolio: Service Class (FEIS)

Fidelity Variable Insurance Products Fund - VIP Growth Portfolio: Service Class 2 (FG2)

Fidelity Variable Insurance Products Fund - VIP Growth & Income Portfolio: Service Class 2 (FGI2)

Fidelity Variable Insurance Products Fund - VIP Growth & Income Portfolio: Initial Class (FGIP)

Fidelity Variable Insurance Products Fund - VIP Growth & Income Portfolio: Service Class (FGIS)

Fidelity Variable Insurance Products Fund - VIP Growth Portfolio: Initial Class (FGP)

Fidelity Variable Insurance Products Fund - VIP Growth Portfolio: Service Class (FGS)

Fidelity Variable Insurance Products Fund - VIP High Income Portfolio: Service Class 2 (FHI2)

Fidelity Variable Insurance Products Fund - VIP High Income Portfolio: Initial Class (FHIP)

Fidelity Variable Insurance Products Fund - VIP High Income Portfolio: Service Class (FHIS)

Fidelity Variable Insurance Products Fund - VIP Investment Grade Bond Portfolio: Initial Class (FIGBP)

Fidelity Variable Insurance Products Fund - VIP Index 500 Portfolio: Initial Class (FIP)

Fidelity Variable Insurance Products Fund - VIP Mid Cap Portfolio: Service Class 2 (FMC2)

Fidelity Variable Insurance Products Fund - VIP Mid Cap Portfolio: Initial Class (FMCP)

Fidelity Variable Insurance Products Fund - VIP Mid Cap Portfolio: Service Class (FMCS)

Fidelity Variable Insurance Products Fund - VIP Government Money Market Portfolio: Initial Class (FMMP)

Fidelity Variable Insurance Products Fund - VIP Overseas Portfolio: Service Class 2 (FO2)

Fidelity Variable Insurance Products Fund - VIP Overseas Portfolio: Initial Class (FOP)

Fidelity Variable Insurance Products Fund - VIP Overseas Portfolio: Service Class (FOS)

Fidelity Variable Insurance Products Fund - VIP Value Portfolio: Service Class 2 (FV2)

Fidelity Variable Insurance Products Fund - VIP Value Portfolio: Service Class (FVS)

Fidelity Variable Insurance Products Fund - VIP Value Strategies Portfolio: Service Class (FVSS)

Fidelity Variable Insurance Products Fund - VIP Value Strategies Portfolio: Service Class 2 (FVSS2)

FRANKLIN TEMPLETON DISTRIBUTORS, INC.

Franklin Templeton Variable Insurance Products Trust - Franklin Allocation VIP Fund: Class 2 (FTVFA2)

Franklin Templeton Variable Insurance Products Trust - Franklin Rising Dividends VIP Fund: Class 1 (FTVRDI)

Franklin Templeton Variable Insurance Products Trust - Templeton Foreign VIP Fund: Class 1 (TIF)

INVESCO INVESTMENTS

Invesco - Invesco V.I. Comstock Fund: Series II Shares (ACC2)

Invesco - Invesco V.I. American Franchise Fund: Series II Shares (ACEG2)

Invesco - Invesco V.I. Core Equity Fund: Series II Shares (AVCE2)

Invesco - Invesco V.I. Core Equity Fund: Series I Shares (AVGI)

Invesco - Invesco V.I. International Growth Fund: Series II Shares (AVIE2)

Invesco - Invesco V.I. Main Street Mid Cap Fund: Series I Shares (AVMCCI)1

Invesco - Invesco V.I. Main Street Fund: Series II (OVGIS)1

Invesco - Invesco V.I. Global Fund: Series I (OVGS)1

Invesco - Invesco V.I. Global Fund: Series II (OVGSS)1

Invesco Oppenheimer V.I. International Growth Fund: Series II (OVIGS)

Invesco - Invesco V.I. Global Strategic Income Fund: Series I (OVSB)1

Invesco - Invesco V.I. Global Strategic Income Fund: Series II (OVSBS)1

Invesco - Invesco V.I. Main Street Small Cap Fund: Series I (OVSC)1

Invesco - Invesco V.I. Main Street Small Cap Fund: Series II (OVSCS)1

IVY INVESTMENTS

Ivy Variable Insurance Portfolios - Delaware Ivy Asset Strategy: Class II (WRASP)1

LAZARD FUNDS

Lazard Retirement Series, Inc. - Lazard Retirement Emerging Markets Equity Portfolio: Service Shares (LZREMS)

MASSACHUSETTS FINANCIAL SERVICES CO.

MFS(R) Variable Insurance Trust II - MFS Massachusetts Investors Growth Stock Portfolio: Service Class (M2IGSS)

MFS(R) Variable Insurance Trust - MFS Mid Cap Growth Series: Service Class (MMCGSC)

MFS(R) Variable Insurance Trust - MFS New Discovery Series: Service Class (MNDSC)

MFS(R) Variable Insurance Trust - MFS Value Series: Service Class (MVFSC)

MFS(R) Variable Insurance Trust II - MFS International Intrinsic Value Portfolio: Service Class (MVIVSC)

MORGAN STANLEY

Morgan Stanley Variable Insurance Fund, Inc. - Core Plus Fixed Income Portfolio: Class II (MSVF2)

NATIONWIDE FUNDS GROUP

Nationwide Variable Insurance Trust - NVIT Government Bond Fund: Class I (GBF)

Nationwide Variable Insurance Trust - NVIT Emerging Markets Fund: Class II (GEM2)

Nationwide Variable Insurance Trust - NVIT American Funds Asset Allocation Fund: Class II (GVAAA2)1

Nationwide Variable Insurance Trust - NVIT American Funds Bond Fund: Class II (GVABD2)1

Nationwide Variable Insurance Trust - NVIT American Funds Global Growth Fund: Class II (GVAGG2)1

Nationwide Variable Insurance Trust - NVIT American Funds Growth-Income Fund: Class II (GVAGI2)1

Nationwide Variable Insurance Trust - NVIT American Funds Growth Fund: Class II (GVAGR2)1

Nationwide Variable Insurance Trust - NVIT Investor Destinations Moderately Aggressive Fund: Class II (GVDMA)

Nationwide Variable Insurance Trust - NVIT Investor Destinations Moderately Conservative Fund: Class II (GVDMC)

Nationwide Variable Insurance Trust - NVIT Investor Destinations Aggressive Fund: Class II (GVIDA)

Nationwide Variable Insurance Trust - NVIT Investor Destinations Conservative Fund: Class II (GVIDC)

Nationwide Variable Insurance Trust - NVIT Investor Destinations Moderate Fund: Class II (GVIDM)

Nationwide Variable Insurance Trust - NVIT Federated High Income Bond Fund: Class I (HIBF)1

Nationwide Variable Insurance Trust - NVIT Mid Cap Index Fund: Class I (MCIF)

Nationwide Variable Insurance Trust - NVIT Mid Cap Index Fund: Class II (MCIF2)

Nationwide Variable Insurance Trust - NVIT BNY Mellon Dynamic U.S. Equity Income: Class II (NVAMV2)1

Nationwide Variable Insurance Trust - NVIT Core Bond Fund: Class I (NVCBD1)

Nationwide Variable Insurance Trust - NVIT Core Bond Fund: Class II (NVCBD2)

Nationwide Variable Insurance Trust - NVIT Blueprint (SM) Capital Appreciation Fund: Class II (NVCCA2)

Nationwide Variable Insurance Trust - NVIT Blueprint (SM) Conservative Fund: Class II (NVCCN2)

Nationwide Variable Insurance Trust - NVIT Blueprint (SM) Moderately Aggressive Fund: Class II (NVCMA2)

Nationwide Variable Insurance Trust - NVIT Blueprint (SM) Moderately Conservative Fund: Class II (NVCMC2)

Nationwide Variable Insurance Trust - NVIT Blueprint (SM) Moderate Fund: Class II (NVCMD2)

Nationwide Variable Insurance Trust - NVIT Blueprint (SM) Aggressive Fund: Class II (NVCRA2)

Nationwide Variable Insurance Trust - NVIT Blueprint (SM) Balanced Fund: Class II (NVCRB2)

Nationwide Variable Insurance Trust - NVIT Investor Destinations Balanced Fund: Class II (NVDBL2)

Nationwide Variable Insurance Trust - NVIT Investor Destinations Capital Appreciation Fund: Class II (NVDCA2)

Nationwide Variable Insurance Trust - NVIT International Equity Fund: Class II (NVIE6)

Nationwide Variable Insurance Trust - NVIT BNY Mellon Core Plus Bond Fund: Class II (NVLCP2)1

Nationwide Variable Insurance Trust - NVIT AllianzGI International Growth Fund: Class II (NVMIG6)

Nationwide Variable Insurance Trust - NVIT Jacobs Levy Large Cap Growth Fund: Class II (NVMLG2)

Nationwide Variable Insurance Trust - NVIT Allspring Discovery Fund: Class II (NVMMG2)1

Nationwide Variable Insurance Trust - NVIT Multi-Manager Mid Cap Value Fund: Class II (NVMMV2)

Nationwide Variable Insurance Trust - NVIT Neuberger Berman Multi Cap Opportunities Fund: Class II (NVNMO2)1

Nationwide Variable Insurance Trust - NVIT BNY Mellon Sustainable U.S. Equity Fund: Class I (NVNSR1)1

Nationwide Variable Insurance Trust - NVIT BNY Mellon Sustainable U.S. Equity Fund: Class II (NVNSR2)1

Nationwide Variable Insurance Trust - NVIT BNY Mellon Dynamic U.S. Core Fund: Class I (NVOLG1)1

Nationwide Variable Insurance Trust - NVIT BNY Mellon Dynamic U.S. Core Fund: Class II (NVOLG2)1

Nationwide Variable Insurance Trust - NVIT Real Estate Fund: Class II (NVRE2)

Nationwide Variable Insurance Trust - NVIT Short Term Bond Fund: Class II (NVSTB2)

Nationwide Variable Insurance Trust - NVIT Columbia Overseas Value Fund: Class I (NVTIV3)

Nationwide Variable Insurance Trust - NVIT Government Money Market Fund: Class I (SAM)

Nationwide Variable Insurance Trust - NVIT Multi-Manager Small Company Fund: Class I (SCF)

Nationwide Variable Insurance Trust - NVIT Multi-Manager Small Company Fund: Class II (SCF2)

Nationwide Variable Insurance Trust - NVIT Multi-Manager Small Cap Growth Fund: Class II (SCGF2)

Nationwide Variable Insurance Trust - NVIT Multi-Manager Small Cap Value Fund: Class I (SCVF)

Nationwide Variable Insurance Trust - NVIT Multi-Manager Small Cap Value Fund: Class II (SCVF2)

Nationwide Variable Insurance Trust - NVIT AQR Large Cap Defensive Style Fund: Class II (TRF2)

NEUBERGER & BERMAN MANAGEMENT, INC.

Neuberger Berman Advisers Management Trust - Sustainable Equity Portfolio: Class I Shares (AMSRS)

PIMCO FUNDS

PIMCO Variable Insurance Trust - Emerging Markets Bond Portfolio: Advisor Class (PMVEBD)

PIMCO Variable Insurance Trust - International Bond Portfolio (unhedged): Advisor Class (PMVFAD)

PIMCO Variable Insurance Trust - Low Duration Portfolio: Advisor Class (PMVLAD)

PUTNAM INVESTMENTS

Putnam Variable Trust - Putnam VT Large Cap Value Fund: Class IB (PVEIB)1

Putnam Variable Trust - Putnam VT Growth Opportunities Fund: Class IB (PVGOB)

Putnam Variable Trust - Putnam VT International Equity Fund: Class IB (PVTIGB)

Putnam Variable Trust - Putnam VT Small Cap Value Fund: Class IB (PVTSCB)

VAN ECK ASSOCIATES CORPORATION

VanEck VIP Trust - Global Resources Fund: Initial Class (VWHA)1

VanEck VIP Trust - Global Resources Fund: Class S (VWHAS)

WELLS FARGO FUNDS

Allspring Variable Trust - VT Small Cap Growth Fund: Class 2 (WFVSCG)

Statement of assets, liabilities, and contract owners’ equity as of December 31, 2021, and the related statements of operations and changes in contract owners’ equity for the period from November 12, 2021 (inception) to December 31, 2021.

NATIONWIDE FUNDS GROUP

Nationwide Variable Insurance Trust – NVIT S&P 500 Index Fund: Class I (GVEX1)

Statement of assets, liabilities and contract owners’ equity as of December 31, 2021, the related statement of operations for the year then ended, and the statements of changes in contract owners’ equity for the year ended December 31, 2021 and the period from April 30, 2020 (inception) to December 31, 2020.

INVESCO INVESTMENTS

Invesco - V.I. Discovery Mid Cap Growth Fund: Series I (OVAG)1

Invesco - V.I. Discovery Mid Cap Growth Fund: Series II (OVAG2)1

Statement of assets, liabilities, and contract owners’ equity as of December 31, 2021, the related statement of operations for the year then ended, and the statements of changes in contract owners’ equity for the year ended December 31, 2021 and the period from June 8, 2020 (inception) to December 31, 2020.

NATIONWIDE FUNDS GROUP

Nationwide Variable Insurance Trust – NVIT S&P 500 Index Fund: Class II (GVEX2)

Statement of assets, liabilities, and contract owners’ equity as of December 31, 2021, the related statement of operations for the year then ended, and the statements of changes in contract owners’ equity for the year ended December 31, 2021 and the period from September 11, 2020 (inception) to December 31, 2020.

NATIONWIDE FUNDS GROUP

Nationwide Variable Insurance Trust – NVIT Mellon Dynamic U.S. Equity Income: Class Z (NVAMVZ)1

Statement of assets, liabilities, and contract owners’ equity as of December 31, 2021, the related statement of operations for the year then ended, and the statements of changes in contract owners’ equity for the year ended December 31, 2021 and the period from October 16, 2020 (inception) to December 31, 2020.

NATIONWIDE FUNDS GROUP

Nationwide Variable Insurance Trust – NVIT Columbia Overseas Value Fund: Class X (NVMIVX)

Nationwide Variable Insurance Trust – NVIT Columbia Overseas Value Fund: Class Z (NVMIVZ)

(1)	See Note 1 to the financial statements for the former name of the sub-account.

NATIONWIDE VARIABLE ACCOUNT-7

STATEMENTS OF ASSETS, LIABILITIES AND CONTRACT OWNERS’ EQUITY

DECEMBER 31, 2021

Subaccount*,**	Shares	Cost	Investments, at fair value	Accounts Receivable	Total Assets	Accounts Payable	Contract Owners’ Equity	Accumulation Units	Contracts in Payout	Contract Owners’ Equity
ALVGIB	45,045	$1,227,725	$1,627,015	$-	$1,627,015	$94	$1,626,921	$1,626,921	$-	$1,626,921
ALVIVB	13,179	186,711	205,859	-	205,859	81	205,778	205,778	-	205,778
ALVPGB	19,241	1,038,630	1,648,370	-	1,648,370	50	1,648,320	1,648,320	-	1,648,320
ALVSVB	106,468	1,928,471	2,466,868	59	2,466,927	-	2,466,927	2,466,927	-	2,466,927
MLVGA3	115,126	1,624,790	1,655,518	-	1,655,518	154	1,655,364	1,655,364	-	1,655,364
DSIF	9,124	427,856	709,918	65	709,983	-	709,983	709,983	-	709,983
DSRG	2,210	74,513	128,359	108	128,467	-	128,467	128,467	-	128,467
DVMCSS	4,750	81,533	117,039	22	117,061	-	117,061	117,061	-	117,061
DVSCS	11,293	187,046	265,952	-	265,952	46	265,906	265,906	-	265,906
ETVFR	4,091	37,296	37,190	-	37,190	12	37,178	37,178	-	37,178
FHIBS	237,234	1,488,706	1,506,438	48	1,506,486	-	1,506,486	1,487,958	18,528	1,506,486
FQB	58,216	634,334	655,512	-	655,512	20	655,492	655,492	-	655,492
FQBS	100,362	1,097,844	1,127,066	36	1,127,102	-	1,127,102	1,116,386	10,716	1,127,102
FVK2	2,807	49,420	68,248	-	68,248	22	68,226	68,226	-	68,226
FVU2S	32,956	346,290	425,131	-	425,131	20	425,111	425,111	-	425,111
FAM2	31,604	469,425	562,864	-	562,864	83	562,781	562,781	-	562,781
FAMG2	19,150	297,503	459,223	-	459,223	36	459,187	459,187	-	459,187
FAMGP	39,647	736,862	966,587	-	966,587	22	966,565	966,565	-	966,565
FAMGS	19,906	319,914	480,930	37	480,967	-	480,967	480,967	-	480,967
FAMP	79,104	1,217,996	1,449,969	39	1,450,008	-	1,450,008	1,450,008	-	1,450,008
FAMS	42,946	630,081	779,049	4	779,053	-	779,053	779,053	-	779,053
FB2	60,358	1,023,255	1,479,970	-	1,479,970	25	1,479,945	1,479,945	-	1,479,945
FBP	512,983	9,142,149	12,973,343	-	12,973,343	56	12,973,287	12,944,326	28,961	12,973,287
FBS	97,185	1,678,970	2,436,437	-	2,436,437	63	2,436,374	2,436,374	-	2,436,374
FDCA2	84,504	1,064,104	1,592,897	-	1,592,897	136	1,592,761	1,592,761	-	1,592,761
FDCAS	23,015	290,927	444,883	-	444,883	8	444,875	444,875	-	444,875
FEI2	336,588	7,274,959	8,505,577	38	8,505,615	-	8,505,615	8,505,615	-	8,505,615
FEIP	294,690	6,504,815	7,706,150	88	7,706,238	-	7,706,238	7,694,964	11,274	7,706,238
FEIS	265,367	5,782,469	6,891,581	-	6,891,581	66	6,891,515	6,891,515	-	6,891,515
FG2	106,214	7,426,254	10,559,784	-	10,559,784	107	10,559,677	10,559,677	-	10,559,677
FGI2	146,663	2,672,742	3,728,167	-	3,728,167	171	3,727,996	3,727,996	-	3,727,996
FGIP	15	395	386	-	386	3	383	-	383	383
FGIS	2,307	51,760	59,773	62	59,835	-	59,835	77	59,758	59,835
FGP	152,961	11,092,818	15,667,783	519	15,668,302	-	15,668,302	15,667,680	622	15,668,302
FGS	133,125	8,983,154	13,538,815	-	13,538,815	78	13,538,737	13,538,737	-	13,538,737
FHI2	331,057	1,744,043	1,665,218	-	1,665,218	111	1,665,107	1,665,107	-	1,665,107
FHIP	865,957	4,710,135	4,546,274	15	4,546,289	-	4,546,289	4,533,581	12,708	4,546,289

See accompanying notes to financial statements.

NATIONWIDE VARIABLE ACCOUNT-7

STATEMENTS OF ASSETS, LIABILITIES AND CONTRACT OWNERS’ EQUITY

DECEMBER 31, 2021

Subaccount*,**	Shares	Cost	Investments, at fair value	Accounts Receivable	Total Assets	Accounts Payable	Contract Owners’ Equity	Accumulation Units	Contracts in Payout	Contract Owners’ Equity
FHIS	412,349	2,227,483	2,148,337	-	2,148,337	58	2,148,279	2,148,279	-	2,148,279
FIGBP	499,840	6,454,027	6,672,863	-	6,672,863	25	6,672,838	6,672,838	-	6,672,838
FIP	64,000	13,466,863	29,969,463	300	29,969,763	-	29,969,763	29,969,763	-	29,969,763
FMC2	72	2,966	2,843	-	2,843	6	2,837	-	2,837	2,837
FMCP	57,119	1,999,285	2,351,579	-	2,351,579	160	2,351,419	2,351,419	-	2,351,419
FMMP	4,951,455	4,951,455	4,951,455	-	4,951,455	31	4,951,424	4,951,424	-	4,951,424
FO2	76,048	1,582,545	2,200,826	6	2,200,832	-	2,200,832	2,200,832	-	2,200,832
FOP	203,532	3,761,116	5,959,419	69	5,959,488	-	5,959,488	5,959,488	-	5,959,488
FOS	65,350	1,181,005	1,903,634	-	1,903,634	22	1,903,612	1,903,612	-	1,903,612
FV2	21,488	316,761	385,281	-	385,281	30	385,251	385,251	-	385,251
FVS	13,850	196,700	253,175	-	253,175	9	253,166	253,166	-	253,166
FVSS	9,351	123,319	152,882	-	152,882	60	152,822	152,822	-	152,822
FVSS2	67,676	922,891	1,122,752	67	1,122,819	-	1,122,819	1,120,141	2,678	1,122,819
FTVFA2	73,482	452,642	437,956	-	437,956	2	437,954	437,954	-	437,954
TIF	4,524	58,455	62,886	-	62,886	35	62,851	62,851	-	62,851
ACC2	134,665	2,312,536	2,834,692	3	2,834,695	-	2,834,695	2,834,695	-	2,834,695
ACEG2	325	27,884	27,009	78	27,087	-	27,087	-	27,087	27,087
AVCE2	10,015	317,936	376,282	-	376,282	85	376,197	376,197	-	376,197
AVGI	2,902	103,203	109,667	22	109,689	-	109,689	109,689	-	109,689
AVIE2	1,686	52,316	68,640	-	68,640	48	68,592	68,592	-	68,592
AVMCCI	11,250	133,663	145,917	-	145,917	19	145,898	145,898	-	145,898
OVAG	192	14,715	22,016	-	22,016	17	21,999	21,999	-	21,999
OVAG2	1,259	92,987	130,653	-	130,653	8	130,645	130,645	-	130,645
OVGS	4,083	170,232	233,638	-	233,638	26	233,612	233,612	-	233,612
OVGSS	57,995	2,323,758	3,258,167	10	3,258,177	-	3,258,177	3,221,318	36,859	3,258,177
OVSB	19,549	98,148	86,994	-	86,994	23	86,971	86,971	-	86,971
OVSBS	430,186	2,205,893	1,983,158	-	1,983,158	16	1,983,142	1,983,142	-	1,983,142
OVSC	14,955	369,412	470,636	40	470,676	-	470,676	470,676	-	470,676
OVSCS	11,138	275,357	343,378	-	343,378	12	343,366	343,366	-	343,366
WRASP	24,069	235,515	245,233	-	245,233	36	245,197	245,197	-	245,197
M2IGSS	56,343	1,086,273	1,525,203	-	1,525,203	96	1,525,107	1,525,107	-	1,525,107
MMCGSC	220,450	1,963,025	2,299,290	-	2,299,290	193	2,299,097	2,299,097	-	2,299,097
MNDSC	70,646	1,256,770	1,401,623	7	1,401,630	-	1,401,630	1,401,630	-	1,401,630
MVFSC	93,655	1,765,723	2,262,716	1	2,262,717	-	2,262,717	2,251,698	11,019	2,262,717
MVIVSC	20,899	536,286	772,425	-	772,425	29	772,396	772,396	-	772,396
MSVF2	36,663	400,660	387,159	-	387,159	23	387,136	383,272	3,864	387,136
GBF	319,636	3,532,618	3,474,445	20	3,474,465	-	3,474,465	3,470,978	3,487	3,474,465

See accompanying notes to financial statements.

NATIONWIDE VARIABLE ACCOUNT-7

STATEMENTS OF ASSETS, LIABILITIES AND CONTRACT OWNERS’ EQUITY

DECEMBER 31, 2021

Subaccount*,**	Shares	Cost	Investments, at fair value	Accounts Receivable	Total Assets	Accounts Payable	Contract Owners’ Equity	Accumulation Units	Contracts in Payout	Contract Owners’ Equity
GEM2	59,690	742,587	807,012	-	807,012	68	806,944	806,944	-	806,944
GVAAA2	149,221	3,792,566	4,491,546	-	4,491,546	64	4,491,482	4,491,482	-	4,491,482
GVABD2	37,105	436,671	453,793	-	453,793	30	453,763	453,763	-	453,763
GVAGG2	36,459	1,164,996	1,659,627	-	1,659,627	52	1,659,575	1,659,575	-	1,659,575
GVAGI2	11,465	611,759	777,802	-	777,802	10	777,792	777,792	-	777,792
GVAGR2	43,368	4,602,119	6,267,126	-	6,267,126	4	6,267,122	6,267,122	-	6,267,122
GVDMA	1,003,015	11,910,908	14,744,320	-	14,744,320	77	14,744,243	14,744,243	-	14,744,243
GVDMC	462,175	5,106,081	5,490,638	-	5,490,638	86	5,490,552	5,490,552	-	5,490,552
GVEX1	176,295	4,926,327	4,925,692	-	4,925,692	18	4,925,674	4,925,674	-	4,925,674
GVEX2	325,442	8,790,539	9,027,761	-	9,027,761	3	9,027,758	9,027,758	-	9,027,758
GVIDA	198,404	2,490,376	2,938,364	-	2,938,364	80	2,938,284	2,938,284	-	2,938,284
GVIDC	348,846	3,599,298	3,746,602	-	3,746,602	74	3,746,528	3,746,528	-	3,746,528
GVIDM	1,572,664	18,714,232	20,664,801	20	20,664,821	-	20,664,821	20,664,821	-	20,664,821
HIBF	7,103	46,630	46,524	-	46,524	7	46,517	46,517	-	46,517
MCIF	14,562	347,733	402,930	-	402,930	118	402,812	402,812	-	402,812
MCIF2	861,300	23,654,682	23,487,658	-	23,487,658	223	23,487,435	23,487,435	-	23,487,435
NVAMV2	3,798	57,843	75,008	-	75,008	38	74,970	74,970	-	74,970
NVAMVZ	106,401	1,369,582	2,087,590	58	2,087,648	-	2,087,648	2,067,162	20,486	2,087,648
NVCBD1	1,040	11,491	11,237	-	11,237	14	11,223	11,223	-	11,223
NVCBD2	52,092	572,658	560,514	-	560,514	20	560,494	560,494	-	560,494
NVCCA2	57,387	594,830	702,995	-	702,995	9	702,986	702,986	-	702,986
NVCCN2	27,363	285,378	310,294	-	310,294	20	310,274	310,274	-	310,274
NVCMA2	4,369	38,010	48,979	-	48,979	3	48,976	48,976	-	48,976
NVCMC2	26,752	286,415	322,364	-	322,364	15	322,349	322,349	-	322,349
NVCMD2	178,393	1,977,862	2,190,667	-	2,190,667	16	2,190,651	2,190,651	-	2,190,651
NVCRA2	7,028	68,163	91,291	-	91,291	10	91,281	91,281	-	91,281
NVCRB2	50,213	557,420	622,136	-	622,136	33	622,103	622,103	-	622,103
NVDBL2	42,256	669,205	732,728	-	732,728	7	732,721	732,721	-	732,721
NVDCA2	798	13,945	16,138	14	16,152	-	16,152	16,152	-	16,152
NVIE6	5,087	52,058	64,248	-	64,248	6	64,242	64,242	-	64,242
NVLCP2	31,195	356,526	363,736	-	363,736	18	363,718	363,718	-	363,718
NVMIG6	9,038	108,901	103,581	-	103,581	-	103,581	103,581	-	103,581
NVMIVX	2,269	20,909	26,111	37	26,148	-	26,148	26,148	-	26,148
NVMIVZ	25,865	238,620	297,706	-	297,706	67	297,639	295,208	2,431	297,639
NVMLG2	4,011	32,682	40,548	10	40,558	-	40,558	40,558	-	40,558
NVMMG2	16,138	168,325	168,970	5	168,975	-	168,975	168,975	-	168,975
NVMMV2	26,245	253,172	251,686	-	251,686	37	251,649	251,649	-	251,649

See accompanying notes to financial statements.

NATIONWIDE VARIABLE ACCOUNT-7

STATEMENTS OF ASSETS, LIABILITIES AND CONTRACT OWNERS’ EQUITY

DECEMBER 31, 2021

Subaccount*,**	Shares	Cost	Investments, at fair value	Accounts Receivable	Total Assets	Accounts Payable	Contract Owners’ Equity	Accumulation Units	Contracts in Payout	Contract Owners’ Equity
NVNMO2	5,800	63,949	86,301	-	86,301	6	86,295	86,295	-	86,295
NVNSR1	897	12,362	14,206	-	14,206	-	14,206	14,206	-	14,206
NVNSR2	1,444	19,655	22,850	-	22,850	1	22,849	22,849	-	22,849
NVOLG1	2,472,788	43,120,807	59,421,102	809	59,421,911	-	59,421,911	59,383,606	38,305	59,421,911
NVOLG2	2,255,808	40,507,769	53,485,203	-	53,485,203	810	53,484,393	53,467,972	16,421	53,484,393
NVRE2	131,458	841,857	1,368,482	-	1,368,482	49	1,368,433	1,368,433	-	1,368,433
NVSTB2	3,694	37,904	37,749	-	37,749	10	37,739	37,739	-	37,739
NVTIV3	232	2,228	2,686	-	2,686	3	2,683	2,683	-	2,683
SAM	8,503,861	8,503,861	8,503,861	-	8,503,861	46	8,503,815	8,503,815	-	8,503,815
SCF	14,714	288,122	380,936	-	380,936	65	380,871	380,871	-	380,871
SCF2	49,658	874,400	1,170,934	195	1,171,129	-	1,171,129	1,167,429	3,700	1,171,129
SCGF2	33,950	501,033	583,598	36	583,634	-	583,634	583,634	-	583,634
SCVF	5,742	57,555	66,487	30	66,517	-	66,517	66,517	-	66,517
SCVF2	82,694	829,408	909,634	-	909,634	94	909,540	909,540	-	909,540
TRF2	1,252	28,103	33,911	-	33,911	33	33,878	33,878	-	33,878
AMSRS	4,940	116,613	182,928	-	182,928	70	182,858	182,858	-	182,858
PMVEBD	286	3,712	3,577	4	3,581	-	3,581	3,581	-	3,581
PMVFAD	3,597	37,617	32,985	-	32,985	20	32,965	32,965	-	32,965
PMVLAD	72,575	742,854	742,446	-	742,446	23	742,423	742,423	-	742,423
PVEIB	3,297	78,844	101,609	16	101,625	-	101,625	101,625	-	101,625
PVGOB	29,346	297,015	470,124	-	470,124	74	470,050	470,050	-	470,050
PVTIGB	2,369	28,110	40,409	-	40,409	4	40,405	40,405	-	40,405
PVTSCB	1,249	11,939	17,360	-	17,360	28	17,332	17,332	-	17,332
VWHA	219	5,779	5,831	-	5,831	3	5,828	5,828	-	5,828
VWHAS	9,785	102,684	249,409	-	249,409	6	249,403	249,403	-	249,403
WFVSCG	4,969	55,851	69,768	-	69,768	23	69,745	69,745	-	69,745

Total (unaudited)			$427,199,544	$2,997	$427,202,541	$5,128	$427,197,413	$426,885,289	$312,124	$427,197,413

*	Represents abbreviation of investment name. For full investment name and related abbreviation, see note 1(b).
**

For all subaccounts not included herein but listed as an investment option in note 1(b), Total Assets and Contract Owners’ Equity at the end of the period are $0. See note 1(b) for all investments available for which no contract owners were invested at December 31, 2021, if applicable.

See accompanying notes to financial statements.

NATIONWIDE VARIABLE ACCOUNT-7

STATEMENTS OF OPERATIONS

YEAR ENDED DECEMBER 31, 2021

Investment Activity*:	Total (unaudited)	ALVGIB	ALVIVB	ALVPGB	ALVSVB	MLVGA3	DSIF	DSIFS
Reinvested dividends	$3,409,153	10,206	3,522	-	14,440	13,796	7,348	14,661
Mortality and expense risk charges (note 2)	(4,882,061)	(18,481)	(2,524)	(17,862)	(27,872)	(19,521)	(7,062)	(21,630)

Net investment income (loss)	(1,472,908)	(8,275)	998	(17,862)	(13,432)	(5,725)	286	(6,969)

Realized gain (loss) on investments	25,365,535	161,534	(5,302)	40,344	2,780	24,355	37,273	882,704
Change in unrealized gain (loss) on investments	29,473,616	229,728	23,622	227,363	683,860	(210,357)	89,342	(489,279)

Net gain (loss) on investments	54,839,151	391,262	18,320	267,707	686,640	(186,002)	126,615	393,425

Reinvested capital gains	19,157,617	-	-	108,709	-	275,765	27,787	99,357

Net increase (decrease) in contract owners’ equity resulting from operations	$72,523,860	382,987	19,318	358,554	673,208	84,038	154,688	485,813

Investment Activity*:	DSRG	DVMCSS	DVSCS	ETVFR	FHIBS	FQB	FQBS	FVK2
Reinvested dividends	$863	331	1,699	1,019	80,419	23,670	28,127	-
Mortality and expense risk charges (note 2)	(1,278)	(1,021)	(2,801)	(346)	(18,892)	(8,566)	(13,348)	(757)

Net investment income (loss)	(415)	(690)	(1,102)	673	61,527	15,104	14,779	(757)

Realized gain (loss) on investments	1,159	102	3,962	(4)	(28,110)	14,039	1,935	417
Change in unrealized gain (loss) on investments	22,973	18,677	47,548	232	21,324	(58,372)	(61,133)	(3,299)

Net gain (loss) on investments	24,132	18,779	51,510	228	(6,786)	(44,333)	(59,198)	(2,882)

Reinvested capital gains	2,538	475	3,479	-	-	8,210	10,870	4,591

Net increase (decrease) in contract owners’ equity resulting from operations	$26,255	18,564	53,887	901	54,741	(21,019)	(33,549)	952

See accompanying notes to financial statements.

NATIONWIDE VARIABLE ACCOUNT-7

STATEMENTS OF OPERATIONS

YEAR ENDED DECEMBER 31, 2021

Investment Activity*:	FVU2S	FAM2	FAMG2	FAMGP	FAMGS	FAMP	FAMS	FB2
Reinvested dividends	$6,225	7,783	5,368	13,306	6,216	23,122	11,380	10,540
Mortality and expense risk charges (note 2)	(4,242)	(5,500)	(4,418)	(13,522)	(5,077)	(21,440)	(7,864)	(16,037)

Net investment income (loss)	1,983	2,283	950	(216)	1,139	1,682	3,516	(5,497)

Realized gain (loss) on investments	1,241	3,563	4,547	62,185	53,581	17,261	17,078	44,915
Change in unrealized gain (loss) on investments	58,981	36,278	39,920	39,610	(2,470)	97,689	43,000	75,817

Net gain (loss) on investments	60,222	39,841	44,467	101,795	51,111	114,950	60,078	120,732

Reinvested capital gains	-	3,162	6,339	13,559	7,106	7,896	4,293	108,138

Net increase (decrease) in contract owners’ equity resulting from operations	$62,205	45,286	51,756	115,138	59,356	124,528	67,887	223,373

Investment Activity*:	FBP	FBS	FDCA2	FDCAS	FEI2	FEIP	FEIS	FG2
Reinvested dividends	$116,855	19,964	1,834	1,278	135,450	139,352	117,929	-
Mortality and expense risk charges (note 2)	(176,962)	(23,113)	(16,823)	(3,791)	(92,200)	(104,380)	(68,336)	(109,018)

Net investment income (loss)	(60,107)	(3,149)	(14,989)	(2,513)	43,250	34,972	49,593	(109,018)

Realized gain (loss) on investments	550,237	58,882	70,637	5,918	109,462	139,916	121,415	579,389
Change in unrealized gain (loss) on investments	518,910	140,661	115,098	44,218	602,070	551,677	493,096	(621,738)

Net gain (loss) on investments	1,069,147	199,543	185,735	50,136	711,532	691,593	614,511	(42,349)

Reinvested capital gains	926,425	171,792	149,605	34,187	931,537	820,158	738,375	2,107,704

Net increase (decrease) in contract owners’ equity resulting from operations	$1,935,465	368,186	320,351	81,810	1,686,319	1,546,723	1,402,479	1,956,337

See accompanying notes to financial statements.

NATIONWIDE VARIABLE ACCOUNT-7

STATEMENTS OF OPERATIONS

YEAR ENDED DECEMBER 31, 2021

Investment Activity*:	FGI2	FGIP	FGIS	FGP	FGS	FHI2	FHIP	FHIS
Reinvested dividends	$79,243	15,687	18,517	-	-	89,599	245,432	113,610
Mortality and expense risk charges (note 2)	(39,480)	(56,840)	(46,118)	(210,057)	(129,805)	(19,413)	(65,059)	(22,061)

Net investment income (loss)	39,763	(41,153)	(27,601)	(210,057)	(129,805)	70,186	180,373	91,549

Realized gain (loss) on investments	172,554	1,797,172	2,162,061	1,498,012	1,306,263	(11,848)	(40,616)	(3,949)
Change in unrealized gain (loss) on investments	387,678	(843,685)	(1,075,947)	(1,508,006)	(1,370,402)	(5,906)	(4,207)	(11,885)

Net gain (loss) on investments	560,232	953,487	1,086,114	(9,994)	(64,139)	(17,754)	(44,823)	(15,834)

Reinvested capital gains	167,027	114,347	132,288	3,132,485	2,771,146	-	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	$767,022	1,026,681	1,190,801	2,912,434	2,577,202	52,432	135,550	75,715

Investment Activity*:	FIGBP	FIP	FMC2	FMCP	FMCS	FMMP	FO2	FOP
Reinvested dividends	$134,131	346,090	10	13,643	-	491	6,897	30,246
Mortality and expense risk charges (note 2)	(77,804)	(324,575)	(116,978)	(30,506)	(64,481)	(64,534)	(22,233)	(82,653)

Net investment income (loss)	56,327	21,515	(116,968)	(16,863)	(64,481)	(64,043)	(15,336)	(52,407)

Realized gain (loss) on investments	58,234	1,911,068	4,601,035	94,466	3,068,371	-	58,867	518,069
Change in unrealized gain (loss) on investments	(419,332)	4,454,286	(1,599,824)	47,278	(1,240,627)	-	149,673	72,634

Net gain (loss) on investments	(361,098)	6,365,354	3,001,211	141,744	1,827,744	-	208,540	590,703

Reinvested capital gains	180,527	204,241	46,874	352,736	27,711	-	159,479	436,870

Net increase (decrease) in contract owners’ equity resulting from operations	$(124,244)	6,591,110	2,931,117	477,617	1,790,974	(64,043)	352,683	975,166

See accompanying notes to financial statements.

NATIONWIDE VARIABLE ACCOUNT-7

STATEMENTS OF OPERATIONS

YEAR ENDED DECEMBER 31, 2021

Investment Activity*:	FOS	FV2	FVS	FVSS	FVSS2	FTVFA2	FTVRDI	TIF
Reinvested dividends	$7,980	5,671	3,756	2,054	13,193	7,879	10,571	1,336
Mortality and expense risk charges (note 2)	(18,272)	(4,361)	(2,325)	(1,388)	(11,992)	(5,532)	(9,624)	(746)

Net investment income (loss)	(10,292)	1,310	1,431	666	1,201	2,347	947	590

Realized gain (loss) on investments	30,654	13,738	3,803	1,768	16,061	(23,313)	321,039	7,446
Change in unrealized gain (loss) on investments	145,779	35,803	26,315	23,131	174,873	67,923	(133,311)	(4,884)

Net gain (loss) on investments	176,433	49,541	30,118	24,899	190,934	44,610	187,728	2,562

Reinvested capital gains	135,174	41,258	26,176	12,089	87,894	-	32,003	-

Net increase (decrease) in contract owners’ equity resulting from operations	$301,315	92,109	57,725	37,654	280,029	46,957	220,678	3,152

Investment Activity*:	ACC2	ACEG2	AVCE2	AVGI	AVIE2	AVMCCI	OVAG	OVAG2
Reinvested dividends	$43,322	-	1,561	670	751	621	-	-
Mortality and expense risk charges (note 2)	(32,041)	(22,176)	(4,737)	(722)	(835)	(1,599)	(226)	(1,633)

Net investment income (loss)	11,281	(22,176)	(3,176)	(52)	(84)	(978)	(226)	(1,633)

Realized gain (loss) on investments	202,996	992,964	3,741	(1,227)	5,948	1,733	321	16,477
Change in unrealized gain (loss) on investments	559,803	(835,783)	79,967	12,893	(7,518)	26,980	1,024	(8,636)

Net gain (loss) on investments	762,799	157,181	83,708	11,666	(1,570)	28,713	1,345	7,841

Reinvested capital gains	-	254,328	7,950	2,294	4,836	-	2,251	17,875

Net increase (decrease) in contract owners’ equity resulting from operations	$774,080	389,333	88,482	13,908	3,182	27,735	3,370	24,083

See accompanying notes to financial statements.

NATIONWIDE VARIABLE ACCOUNT-7

STATEMENTS OF OPERATIONS

YEAR ENDED DECEMBER 31, 2021

Investment Activity*:	OVGIS	OVGS	OVGSS	OVIGS	OVSB	OVSBS	OVSC	OVSCS
Reinvested dividends	$20,726	-	-	-	4,215	87,680	1,717	613
Mortality and expense risk charges (note 2)	(40,569)	(2,530)	(36,671)	(581)	(923)	(23,584)	(4,907)	(3,764)

Net investment income (loss)	(19,843)	(2,530)	(36,671)	(581)	3,292	64,096	(3,190)	(3,151)

Realized gain (loss) on investments	978,446	10,537	127,198	11,428	(594)	(55,052)	7,802	5,235
Change in unrealized gain (loss) on investments	(227,445)	11,959	171,728	(9,093)	(6,648)	(112,442)	46,504	37,846

Net gain (loss) on investments	751,001	22,496	298,926	2,335	(7,242)	(167,494)	54,306	43,081

Reinvested capital gains	235,625	11,874	165,981	5,851	-	-	28,880	21,443

Net increase (decrease) in contract owners’ equity resulting from operations	$966,783	31,840	428,236	7,605	(3,950)	(103,398)	79,996	61,373

Investment Activity*:	WRASP	LZREMS	M2IGSS	MMCGSC	MNDSC	MVFSC	MVIVSC	MSVF2
Reinvested dividends	$3,823	1,660	465	-	-	24,488	1,033	10,332
Mortality and expense risk charges (note 2)	(2,480)	(834)	(16,652)	(25,650)	(18,191)	(24,713)	(7,959)	(4,107)

Net investment income (loss)	1,343	826	(16,187)	(25,650)	(18,191)	(225)	(6,926)	6,225

Realized gain (loss) on investments	1,505	13,968	38,241	71,698	108,098	66,828	13,573	1,255
Change in unrealized gain (loss) on investments	(6,335)	(10,432)	95,978	(261,807)	(342,496)	356,201	38,026	(39,656)

Net gain (loss) on investments	(4,830)	3,536	134,219	(190,109)	(234,398)	423,029	51,599	(38,401)

Reinvested capital gains	24,650	-	192,281	480,612	276,698	48,132	20,025	25,814

Net increase (decrease) in contract owners’ equity resulting from operations	$21,163	4,362	310,313	264,853	24,109	470,936	64,698	(6,362)

See accompanying notes to financial statements.

NATIONWIDE VARIABLE ACCOUNT-7

STATEMENTS OF OPERATIONS

YEAR ENDED DECEMBER 31, 2021

Investment Activity*:	GBF	GEM2	GVAAA2	GVABD2	GVAGG2	GVAGI2	GVAGR2	GVDMA
Reinvested dividends	$58,340	7,712	48,465	9,002	-	7,770	-	22,876
Mortality and expense risk charges (note 2)	(40,190)	(8,816)	(45,704)	(5,629)	(17,486)	(7,700)	(45,751)	(172,374)

Net investment income (loss)	18,150	(1,104)	2,761	3,373	(17,486)	70	(45,751)	(149,498)

Realized gain (loss) on investments	(13,008)	35,001	75,007	5,224	103,928	12,257	198,115	447,054
Change in unrealized gain (loss) on investments	(124,839)	(102,373)	429,681	(20,836)	102,634	120,486	449,745	1,183,826

Net gain (loss) on investments	(137,847)	(67,372)	504,688	(15,612)	206,562	132,743	647,860	1,630,880

Reinvested capital gains	-	-	26,524	2,505	43,233	13,434	65,280	221,076

Net increase (decrease) in contract owners’ equity resulting from operations	$(119,697)	(68,476)	533,973	(9,734)	232,309	146,247	667,389	1,702,458

Investment Activity*:	GVDMC	GVEX1	GVEX2	GVIDA	GVIDC	GVIDM	HIBF	MCIF
Reinvested dividends	$12,237	93,997	157,200	3,676	8,597	40,732	2,196	4,605
Mortality and expense risk charges (note 2)	(73,191)	(9,044)	(19,199)	(32,336)	(44,406)	(264,346)	(522)	(4,064)

Net investment income (loss)	(60,954)	84,953	138,001	(28,660)	(35,809)	(223,614)	1,674	541

Realized gain (loss) on investments	81,658	(188)	27,222	48,178	4,900	827,491	(5)	3,308
Change in unrealized gain (loss) on investments	237,982	(635)	168,553	308,301	64,275	1,009,965	132	58,431

Net gain (loss) on investments	319,640	(823)	195,775	356,479	69,175	1,837,456	127	61,739

Reinvested capital gains	50,099	-	6,411	47,388	23,090	243,552	-	6,706

Net increase (decrease) in contract owners’ equity resulting from operations	$308,785	84,130	340,187	375,207	56,456	1,857,394	1,801	68,986

See accompanying notes to financial statements.

NATIONWIDE VARIABLE ACCOUNT-7

STATEMENTS OF OPERATIONS

YEAR ENDED DECEMBER 31, 2021

Investment Activity*:	MCIF2	NVAMV2	NVAMVZ	NVCBD1	NVCBD2	NVCCA2	NVCCN2	NVCMA2
Reinvested dividends	$244,080	856	21,380	220	9,776	1,139	338	74
Mortality and expense risk charges (note 2)	(57,550)	(959)	(22,823)	(128)	(5,854)	(7,723)	(3,280)	(510)

Net investment income (loss)	186,530	(103)	(1,443)	92	3,922	(6,584)	(2,942)	(436)

Realized gain (loss) on investments	48,007	5,274	81,853	(4)	125	2,271	164	50
Change in unrealized gain (loss) on investments	(228,171)	22,372	463,790	(646)	(33,139)	93,170	11,605	7,558

Net gain (loss) on investments	(180,164)	27,646	545,643	(650)	(33,014)	95,441	11,769	7,608

Reinvested capital gains	44,774	-	-	317	16,014	-	695	-

Net increase (decrease) in contract owners’ equity resulting from operations	$51,140	27,543	544,200	(241)	(13,078)	88,857	9,522	7,172

Investment Activity*:	NVCMC2	NVCMD2	NVCRA2	NVCRB2	NVDBL2	NVDCA2	NVIE6	NVLCP2
Reinvested dividends	$465	3,452	113	981	1,415	79	1,575	1,016
Mortality and expense risk charges (note 2)	(4,315)	(24,204)	(803)	(6,797)	(8,325)	(411)	(763)	(3,942)

Net investment income (loss)	(3,850)	(20,752)	(690)	(5,816)	(6,910)	(332)	812	(2,926)

Realized gain (loss) on investments	688	2,708	125	2,269	21,791	3,893	2,539	976
Change in unrealized gain (loss) on investments	26,801	260,346	14,907	63,306	31,269	186	4,045	(18,550)

Net gain (loss) on investments	27,489	263,054	15,032	65,575	53,060	4,079	6,584	(17,574)

Reinvested capital gains	82	-	-	-	6,720	707	-	13,070

Net increase (decrease) in contract owners’ equity resulting from operations	$23,721	242,302	14,342	59,759	52,870	4,454	7,396	(7,430)

See accompanying notes to financial statements.

NATIONWIDE VARIABLE ACCOUNT-7

STATEMENTS OF OPERATIONS

YEAR ENDED DECEMBER 31, 2021

Investment Activity*:	NVMIG6	NVMIVX	NVMIVZ	NVMLG2	NVMMG2	NVMMV2	NVNMO2	NVNSR1
Reinvested dividends	$97	869	9,184	-	-	1,789	173	42
Mortality and expense risk charges (note 2)	(533)	(287)	(3,122)	(335)	(1,905)	(2,535)	(762)	(140)

Net investment income (loss)	(436)	582	6,062	(335)	(1,905)	(746)	(589)	(98)

Realized gain (loss) on investments	540	64	4,444	392	222	(1,865)	914	(15)
Change in unrealized gain (loss) on investments	(10,003)	1,590	15,717	5,138	(34,375)	49,861	15,970	1,490

Net gain (loss) on investments	(9,463)	1,654	20,161	5,530	(34,153)	47,996	16,884	1,475

Reinvested capital gains	1,450	-	-	6,374	25,816	-	1,621	1,502

Net increase (decrease) in contract owners’ equity resulting from operations	$(8,449)	2,236	26,223	11,569	(10,242)	47,250	17,916	2,879

Investment Activity*:	NVNSR2	NVOLG1	NVOLG2	NVRE2	NVSTB2	NVTIV3	SAM	SCF
Reinvested dividends	$67	264,537	182,543	10,112	400	65	3	-
Mortality and expense risk charges (note 2)	(205)	(747,877)	(485,317)	(12,105)	(471)	(25)	(93,994)	(3,573)

Net investment income (loss)	(138)	(483,340)	(302,774)	(1,993)	(71)	40	(93,991)	(3,573)

Realized gain (loss) on investments	(4)	172,628	(19,124)	3,058	107	26	-	3,552
Change in unrealized gain (loss) on investments	2,365	12,952,479	10,985,961	433,059	(717)	175	-	84,691

Net gain (loss) on investments	2,361	13,125,107	10,966,837	436,117	(610)	201	-	88,243

Reinvested capital gains	2,419	913,328	781,365	-	-	-	-	3,665

Net increase (decrease) in contract owners’ equity resulting from operations	$4,642	13,555,095	11,445,428	434,124	(681)	241	(93,991)	88,335

See accompanying notes to financial statements.

NATIONWIDE VARIABLE ACCOUNT-7

STATEMENTS OF OPERATIONS

YEAR ENDED DECEMBER 31, 2021

Investment Activity*:	SCF2	SCGF2	SCVF	SCVF2	TRF2	AMSRS	PMVEBD	PMVFAD
Reinvested dividends	$-	-	-	-	167	645	68	2,005
Mortality and expense risk charges (note 2)	(12,439)	(6,556)	(730)	(10,532)	(345)	(1,643)	(15)	(385)

Net investment income (loss)	(12,439)	(6,556)	(730)	(10,532)	(178)	(998)	53	1,620

Realized gain (loss) on investments	8,391	8,452	(5,508)	(49,629)	196	1,551	2	(42)
Change in unrealized gain (loss) on investments	264,406	(9,352)	24,984	289,538	4,308	27,556	(161)	(5,314)

Net gain (loss) on investments	272,797	(900)	19,476	239,909	4,504	29,107	(159)	(5,356)

Reinvested capital gains	12,656	56,256	-	-	1,455	3,296	-	58

Net increase (decrease) in contract owners’ equity resulting from operations	$273,014	48,800	18,746	229,377	5,781	31,405	(106)	(3,678)

Investment Activity*:	PMVLAD	PVEIB	PVGOB	PVTIGB	PVTSCB	VWHA	VWHAS	WFVSCG
Reinvested dividends	$2,943	1,258	-	482	137	25	762	-
Mortality and expense risk charges (note 2)	(7,049)	(1,233)	(5,111)	(477)	(211)	(54)	(2,680)	(665)

Net investment income (loss)	(4,106)	25	(5,111)	5	(74)	(29)	(1,918)	(665)

Realized gain (loss) on investments	(375)	2,852	45,499	1,825	(4,474)	(30)	753	773
Change in unrealized gain (loss) on investments	(9,606)	16,282	2,691	(285)	12,735	965	38,073	(3,803)

Net gain (loss) on investments	(9,981)	19,134	48,190	1,540	8,261	935	38,826	(3,030)

Reinvested capital gains	-	3,915	41,776	1,488	-	-	-	7,718

Net increase (decrease) in contract owners’ equity resulting from operations	$(14,087)	23,074	84,855	3,033	8,187	906	36,908	4,023

*

For all subaccounts not included herein but listed as an investment option in note 1(b), there was no activity during the period. See note 1(b) for all investments available for which no contract owners were invested at December 31, 2021, if applicable.

See accompanying notes to financial statements.

NATIONWIDE VARIABLE ACCOUNT-7

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

YEARS ENDED DECEMBER 31, 2021 AND DECEMBER 31, 2020

	Total (unaudited)		ALVGIB		ALVIVB		ALVPGB
	2021	2020	2021	2020	2021	2020	2021	2020
Investment activity*:
Net investment income (loss)	$(1,472,908)	(206,998)	(8,275)	2,564	998	667	(17,862)	(13,996)
Realized gain (loss) on investments	25,365,535	6,167,737	161,534	69,552	(5,302)	(7,317)	40,344	37,184
Change in unrealized gain (loss) on investments	29,473,616	25,543,400	229,728	(141,779)	23,622	7,707	227,363	209,142
Reinvested capital gains	19,157,617	19,715,115	-	74,188	-	-	108,709	96,893

Net increase (decrease) in contract owners’ equity resulting from operations	72,523,860	51,219,254	382,987	4,525	19,318	1,057	358,554	329,223

Equity transactions:
Purchase payments received from contract owners (note 4)	3,274,521	4,753,061	6,511	11,976	-	-	2,811	2,395
Transfers between funds	-	-	(108,361)	(36,429)	-	(32)	(31,627)	27,052
Redemptions (notes 2, 3, and 4)	(40,913,301)	(40,130,577)	(181,918)	(73,868)	(15,333)	(6,969)	(35,272)	(159,579)
Adjustments to maintain reserves	(9,977)	(6,174)	(37)	73	(62)	23	(24)	35

Net equity transactions	(37,648,757)	(35,383,690)	(283,805)	(98,248)	(15,395)	(6,978)	(64,112)	(130,097)

Net change in contract owners’ equity	34,875,103	15,835,564	99,182	(93,723)	3,923	(5,921)	294,442	199,126
Contract owners’ equity at beginning of period	392,322,310	376,486,746	1,527,739	1,621,462	201,855	207,776	1,353,878	1,154,752

Contract owners’ equity at end of period	$427,197,413	392,322,310	1,626,921	1,527,739	205,778	201,855	1,648,320	1,353,878

CHANGE IN UNITS:
Beginning units	12,571,415	13,649,566	52,616	56,557	11,035	11,466	29,668	33,723
Units purchased	2,417,105	1,831,840	341	1,622	-	-	188	1,604
Units redeemed	(2,832,469)	(2,909,991)	(8,644)	(5,563)	(748)	(431)	(1,414)	(5,659)

Ending units	12,156,051	12,571,415	44,313	52,616	10,287	11,035	28,442	29,668

See accompanying notes to financial statements.

NATIONWIDE VARIABLE ACCOUNT-7

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

YEARS ENDED DECEMBER 31, 2021 AND DECEMBER 31, 2020

	ALVSVB		MLVGA3		DSIF		DSIFS
	2021	2020	2021	2020	2021	2020	2021	2020
Investment activity*:
Net investment income (loss)	$(13,432)	(7,135)	(5,725)	2,503	286	2,652	(6,969)	3,308
Realized gain (loss) on investments	2,780	(146,151)	24,355	325	37,273	13,116	882,704	98,873
Change in unrealized gain (loss) on investments	683,860	19,475	(210,357)	175,582	89,342	39,993	(489,279)	73,341
Reinvested capital gains	-	86,559	275,765	91,624	27,787	33,306	99,357	107,312

Net increase (decrease) in contract owners’ equity resulting from operations	673,208	(47,252)	84,038	270,034	154,688	89,067	485,813	282,834

Equity transactions:
Purchase payments received from contract owners (note 4)	10,494	5,875	33,735	1,254	1,365	1,369	127	7,659
Transfers between funds	(36,188)	(94,965)	(40,774)	46,159	(8,863)	575	(2,388,969)	(49,335)
Redemptions (notes 2, 3, and 4)	(237,204)	(216,843)	(73,942)	(58,687)	(54,797)	(20,688)	(103,734)	(154,111)
Adjustments to maintain reserves	42	138	(88)	6	(9)	62	52	(26)

Net equity transactions	(262,856)	(305,795)	(81,069)	(11,268)	(62,304)	(18,682)	(2,492,524)	(195,813)

Net change in contract owners’ equity	410,352	(353,047)	2,969	258,766	92,384	70,385	(2,006,711)	87,021
Contract owners’ equity at beginning of period	2,056,575	2,409,622	1,652,395	1,393,629	617,599	547,214	2,006,711	1,919,690

Contract owners’ equity at end of period	$2,466,927	2,056,575	1,655,364	1,652,395	709,983	617,599	-	2,006,711

CHANGE IN UNITS:
Beginning units	51,694	61,514	74,605	75,010	15,045	15,566	45,422	50,797
Units purchased	1,369	2,198	3,133	6,585	29	167	1,747	6,615
Units redeemed	(6,826)	(12,018)	(6,691)	(6,990)	(1,457)	(688)	(47,169)	(11,990)

Ending units	46,237	51,694	71,047	74,605	13,617	15,045	-	45,422

See accompanying notes to financial statements.

NATIONWIDE VARIABLE ACCOUNT-7

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

YEARS ENDED DECEMBER 31, 2021 AND DECEMBER 31, 2020

	DSRG		DVMCSS		DVSCS		ETVFR
	2021	2020	2021	2020	2021	2020	2021	2020
Investment activity*:
Net investment income (loss)	$(415)	(26)	(690)	(461)	(1,102)	16	673	863
Realized gain (loss) on investments	1,159	638	102	(4,745)	3,962	1,304	(4)	(408)
Change in unrealized gain (loss) on investments	22,973	17,399	18,677	17,859	47,548	2,760	232	(344)
Reinvested capital gains	2,538	1,017	475	-	3,479	11,412	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	26,255	19,028	18,564	12,653	53,887	15,492	901	111

Equity transactions:
Purchase payments received from contract owners (note 4)	-	-	1,496	957	-	-	-	-
Transfers between funds	-	1,469	31,271	(8,231)	(3,523)	(10,833)	3,257	(5,147)
Redemptions (notes 2, 3, and 4)	(662)	(404)	(2,307)	(2,197)	(5,435)	(4,161)	(511)	(1,931)
Adjustments to maintain reserves	47	18	7	25	(20)	28	(16)	(4)

Net equity transactions	(615)	1,083	30,467	(9,446)	(8,978)	(14,966)	2,730	(7,082)

Net change in contract owners’ equity	25,640	20,111	49,031	3,207	44,909	526	3,631	(6,971)
Contract owners’ equity at beginning of period	102,827	82,716	68,030	64,823	220,997	220,471	33,547	40,518

Contract owners’ equity at end of period	$128,467	102,827	117,061	68,030	265,906	220,997	37,178	33,547

CHANGE IN UNITS:
Beginning units	2,835	2,800	4,714	4,796	5,045	5,508	2,946	3,593
Units purchased	-	48	1,963	3,372	4	83	280	34
Units redeemed	(16)	(13)	(163)	(3,454)	(182)	(546)	(45)	(681)

Ending units	2,819	2,835	6,514	4,714	4,867	5,045	3,181	2,946

See accompanying notes to financial statements.

NATIONWIDE VARIABLE ACCOUNT-7

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

YEARS ENDED DECEMBER 31, 2021 AND DECEMBER 31, 2020

	FHIBS		FQB		FQBS		FVK2
	2021	2020	2021	2020	2021	2020	2021	2020
Investment activity*:
Net investment income (loss)	$61,527	80,423	15,104	15,416	14,779	18,917	(757)	(640)
Realized gain (loss) on investments	(28,110)	(47,064)	14,039	1,798	1,935	(2,151)	417	161
Change in unrealized gain (loss) on investments	21,324	28,603	(58,372)	43,934	(61,133)	61,101	(3,299)	9,807
Reinvested capital gains	-	-	8,210	2,783	10,870	3,888	4,591	5,258

Net increase (decrease) in contract owners’ equity resulting from operations	54,741	61,962	(21,019)	63,931	(33,549)	81,755	952	14,586

Equity transactions:
Purchase payments received from contract owners (note 4)	2,523	5,026	1,826	3,291	1,661	4,928	-	-
Transfers between funds	(86,944)	(22,386)	(107,052)	(8,042)	21,350	(7,008)	-	-
Redemptions (notes 2, 3, and 4)	(183,274)	(198,986)	(193,607)	(31,229)	(130,368)	(124,400)	(877)	(820)
Adjustments to maintain reserves	39	(138)	(27)	26	29	(54)	10	(4)

Net equity transactions	(267,656)	(216,484)	(298,860)	(35,954)	(107,328)	(126,534)	(867)	(824)

Net change in contract owners’ equity	(212,915)	(154,522)	(319,879)	27,977	(140,877)	(44,779)	85	13,762
Contract owners’ equity at beginning of period	1,719,401	1,873,923	975,371	947,394	1,267,979	1,312,758	68,141	54,379

Contract owners’ equity at end of period	$1,506,486	1,719,401	655,492	975,371	1,127,102	1,267,979	68,226	68,141

CHANGE IN UNITS:
Beginning units	57,677	65,510	51,603	53,565	69,014	76,332	1,694	1,722
Units purchased	654	2,419	1,188	651	1,887	990	-	-
Units redeemed	(9,222)	(10,252)	(17,310)	(2,613)	(7,923)	(8,308)	(22)	(28)

Ending units	49,109	57,677	35,481	51,603	62,978	69,014	1,672	1,694

See accompanying notes to financial statements.

NATIONWIDE VARIABLE ACCOUNT-7

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

YEARS ENDED DECEMBER 31, 2021 AND DECEMBER 31, 2020

	FVU2S		FAM2		FAMG2		FAMGP
	2021	2020	2021	2020	2021	2020	2021	2020
Investment activity*:
Net investment income (loss)	$1,983	4,551	2,283	910	950	(358)	(216)	(1,762)
Realized gain (loss) on investments	1,241	(2,532)	3,563	31,104	4,547	15,718	62,185	24,056
Change in unrealized gain (loss) on investments	58,981	(9,326)	36,278	26,834	39,920	36,256	39,610	94,974
Reinvested capital gains	-	-	3,162	7,252	6,339	5,295	13,559	11,988

Net increase (decrease) in contract owners’ equity resulting from operations	62,205	(7,307)	45,286	66,100	51,756	56,911	115,138	129,256

Equity transactions:
Purchase payments received from contract owners (note 4)	1,866	9,420	-	-	-	-	1,415	1,506
Transfers between funds	704	(39,608)	(9,953)	(16,391)	-	-	(39,270)	40,335
Redemptions (notes 2, 3, and 4)	(6,941)	(41,740)	(2,270)	(142,463)	(9,438)	(71,962)	(88,448)	(84,402)
Adjustments to maintain reserves	(31)	38	(43)	6	(10)	24	35	(48)

Net equity transactions	(4,402)	(71,890)	(12,266)	(158,848)	(9,448)	(71,938)	(126,268)	(42,609)

Net change in contract owners’ equity	57,803	(79,197)	33,020	(92,748)	42,308	(15,027)	(11,130)	86,647
Contract owners’ equity at beginning of period	367,308	446,505	529,761	622,509	416,879	431,906	977,695	891,048

Contract owners’ equity at end of period	$425,111	367,308	562,781	529,761	459,187	416,879	966,565	977,695

CHANGE IN UNITS:
Beginning units	34,289	41,532	23,975	31,945	20,260	24,283	31,233	32,891
Units purchased	236	1,097	-	-	-	-	394	1,953
Units redeemed	(605)	(8,340)	(517)	(7,970)	(435)	(4,023)	(4,156)	(3,611)

Ending units	33,920	34,289	23,458	23,975	19,825	20,260	27,471	31,233

See accompanying notes to financial statements.

NATIONWIDE VARIABLE ACCOUNT-7

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

YEARS ENDED DECEMBER 31, 2021 AND DECEMBER 31, 2020

	FAMGS		FAMP		FAMS		FB2
	2021	2020	2021	2020	2021	2020	2021	2020
Investment activity*:
Net investment income (loss)	$1,139	(83)	1,682	1,062	3,516	2,282	(5,497)	1,825
Realized gain (loss) on investments	53,581	12,225	17,261	2,219	17,078	7,436	44,915	32,086
Change in unrealized gain (loss) on investments	(2,470)	55,313	97,689	160,335	43,000	92,584	75,817	185,984
Reinvested capital gains	7,106	6,648	7,896	18,961	4,293	10,365	108,138	18,248

Net increase (decrease) in contract owners’ equity resulting from operations	59,356	74,103	124,528	182,577	67,887	112,667	223,373	238,143

Equity transactions:
Purchase payments received from contract owners (note 4)	125	-	589	624	-	1,650	(57)	-
Transfers between funds	(30,325)	(22,290)	(57,812)	17,310	-	-	(17,571)	(26,372)
Redemptions (notes 2, 3, and 4)	(63,790)	(24,789)	(175,036)	(202,068)	(88,401)	(249,124)	(88,939)	(113,212)
Adjustments to maintain reserves	(3)	53	(409)	(270)	(34)	23	(28)	88

Net equity transactions	(93,993)	(47,026)	(232,668)	(184,404)	(88,435)	(247,451)	(106,595)	(139,496)

Net change in contract owners’ equity	(34,637)	27,077	(108,140)	(1,827)	(20,548)	(134,784)	116,778	98,647
Contract owners’ equity at beginning of period	515,604	488,527	1,558,148	1,559,975	799,601	934,385	1,363,167	1,264,520

Contract owners’ equity at end of period	$480,967	515,604	1,450,008	1,558,148	779,053	799,601	1,479,945	1,363,167

CHANGE IN UNITS:
Beginning units	19,401	21,283	50,279	56,988	28,575	38,052	44,747	50,153
Units purchased	5	-	23	642	-	82	-	-
Units redeemed	(3,252)	(1,882)	(7,049)	(7,351)	(2,972)	(9,559)	(3,120)	(5,406)

Ending units	16,154	19,401	43,253	50,279	25,603	28,575	41,627	44,747

See accompanying notes to financial statements.

NATIONWIDE VARIABLE ACCOUNT-7

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

YEARS ENDED DECEMBER 31, 2021 AND DECEMBER 31, 2020

	FBP		FBS		FDCA2		FDCAS
	2021	2020	2021	2020	2021	2020	2021	2020
Investment activity*:
Net investment income (loss)	$(60,107)	2,127	(3,149)	7,762	(14,989)	(13,491)	(2,513)	(2,199)
Realized gain (loss) on investments	550,237	530,091	58,882	52,933	70,637	15,441	5,918	1,273
Change in unrealized gain (loss) on investments	518,910	1,408,518	140,661	290,464	115,098	356,677	44,218	77,004
Reinvested capital gains	926,425	156,227	171,792	28,331	149,605	18,708	34,187	3,584

Net increase (decrease) in contract owners’ equity resulting from operations	1,935,465	2,096,963	368,186	379,490	320,351	377,335	81,810	79,662

Equity transactions:
Purchase payments received from contract owners (note 4)	70,014	121,108	-	1,000	1,525	2,828	-	-
Transfers between funds	188,218	(442,809)	(98,156)	22,286	(286)	(4,325)	41,930	(25)
Redemptions (notes 2, 3, and 4)	(1,091,675)	(1,105,788)	(36,232)	(199,979)	(236,211)	(146,960)	(5,821)	(25)
Adjustments to maintain reserves	(74)	(99)	(19)	19	(138)	17	(21)	17

Net equity transactions	(833,517)	(1,427,588)	(134,407)	(176,674)	(235,110)	(148,440)	36,088	(33)

Net change in contract owners’ equity	1,101,948	669,375	233,779	202,816	85,241	228,895	117,898	79,629
Contract owners’ equity at beginning of period	11,871,339	11,201,964	2,202,595	1,999,779	1,507,520	1,278,625	326,977	247,348

Contract owners’ equity at end of period	$12,973,287	11,871,339	2,436,374	2,202,595	1,592,761	1,507,520	444,875	326,977

CHANGE IN UNITS:
Beginning units	230,735	262,331	59,304	65,209	48,813	54,566	9,998	9,999
Units purchased	9,338	8,598	10	1,737	187	327	1,185	-
Units redeemed	(23,572)	(40,194)	(3,234)	(7,642)	(6,959)	(6,080)	(150)	(1)

Ending units	216,501	230,735	56,080	59,304	42,041	48,813	11,033	9,998

See accompanying notes to financial statements.

NATIONWIDE VARIABLE ACCOUNT-7

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

YEARS ENDED DECEMBER 31, 2021 AND DECEMBER 31, 2020

	FEI2		FEIP		FEIS		FG2
	2021	2020	2021	2020	2021	2020	2021	2020
Investment activity*:
Net investment income (loss)	$43,250	34,264	34,972	25,319	49,593	40,103	(109,018)	(84,384)
Realized gain (loss) on investments	109,462	14,875	139,916	30,371	121,415	36,338	579,389	880,803
Change in unrealized gain (loss) on investments	602,070	(93,171)	551,677	(75,132)	493,096	(43,422)	(621,738)	1,437,498
Reinvested capital gains	931,537	341,718	820,158	301,949	738,375	262,397	2,107,704	746,140

Net increase (decrease) in contract owners’ equity resulting from operations	1,686,319	297,686	1,546,723	282,507	1,402,479	295,416	1,956,337	2,980,057

Equity transactions:
Purchase payments received from contract owners (note 4)	24,029	71,164	9,040	19,793	2,287	3,596	48,413	29,057
Transfers between funds	(205,826)	(114,879)	(36,221)	(32,942)	(116,223)	(69,345)	(125,908)	2,585
Redemptions (notes 2, 3, and 4)	(457,412)	(912,340)	(733,154)	(648,627)	(561,084)	(411,357)	(736,866)	(912,073)
Adjustments to maintain reserves	44	57	292	80	(51)	25	(38)	40

Net equity transactions	(639,165)	(955,998)	(760,043)	(661,696)	(675,071)	(477,081)	(814,399)	(880,391)

Net change in contract owners’ equity	1,047,154	(658,312)	786,680	(379,189)	727,408	(181,665)	1,141,938	2,099,666
Contract owners’ equity at beginning of period	7,458,461	8,116,773	6,919,558	7,298,747	6,164,107	6,345,772	9,417,739	7,318,073

Contract owners’ equity at end of period	$8,505,615	7,458,461	7,706,238	6,919,558	6,891,515	6,164,107	10,559,677	9,417,739

CHANGE IN UNITS:
Beginning units	269,614	309,177	181,413	201,505	197,168	213,668	309,788	341,782
Units purchased	972	5,056	667	3,022	142	740	3,058	24,480
Units redeemed	(20,852)	(44,619)	(18,221)	(23,114)	(20,301)	(17,240)	(27,127)	(56,474)

Ending units	249,734	269,614	163,859	181,413	177,009	197,168	285,719	309,788

See accompanying notes to financial statements.

NATIONWIDE VARIABLE ACCOUNT-7

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

YEARS ENDED DECEMBER 31, 2021 AND DECEMBER 31, 2020

	FGI2		FGIP		FGIS		FGP
	2021	2020	2021	2020	2021	2020	2021	2020
Investment activity*:
Net investment income (loss)	$39,763	23,982	(41,153)	27,500	(27,601)	46,618	(210,057)	(158,150)
Realized gain (loss) on investments	172,554	221,869	1,797,172	204,965	2,162,061	134,110	1,498,012	919,119
Change in unrealized gain (loss) on investments	387,678	(234,425)	(843,685)	(210,685)	(1,075,947)	(119,069)	(1,508,006)	2,397,947
Reinvested capital gains	167,027	161,528	114,347	200,447	132,288	226,031	3,132,485	1,132,226

Net increase (decrease) in contract owners’ equity resulting from operations	767,022	172,954	1,026,681	222,227	1,190,801	287,690	2,912,434	4,291,142

Equity transactions:
Purchase payments received from contract owners (note 4)	4,224	16,553	38,422	23,422	37	80	136,388	15,091
Transfers between funds	(86,935)	(161,405)	(4,975,412)	(126,767)	(5,728,186)	(64,064)	(545,180)	(172,767)
Redemptions (notes 2, 3, and 4)	(207,100)	(198,676)	(383,335)	(219,470)	(356,938)	(119,521)	(1,133,254)	(778,324)
Adjustments to maintain reserves	(139)	67	109	(6)	55	128	(3,490)	(5,093)

Net equity transactions	(289,950)	(343,461)	(5,320,216)	(322,821)	(6,085,032)	(183,377)	(1,545,536)	(941,093)

Net change in contract owners’ equity	477,072	(170,507)	(4,293,535)	(100,594)	(4,894,231)	104,313	1,366,898	3,350,049
Contract owners’ equity at beginning of period	3,250,924	3,421,431	4,293,918	4,394,512	4,954,066	4,849,753	14,301,404	10,951,355

Contract owners’ equity at end of period	$3,727,996	3,250,924	383	4,293,918	59,835	4,954,066	15,668,302	14,301,404

CHANGE IN UNITS:
Beginning units	124,590	139,310	101,837	110,788	137,168	142,917	214,535	233,086
Units purchased	534	3,008	2,168	1,302	9	672	8,676	8,014
Units redeemed	(10,336)	(17,728)	(104,005)	(10,253)	(137,175)	(6,421)	(29,644)	(26,565)

Ending units	114,788	124,590	-	101,837	2	137,168	193,567	214,535

See accompanying notes to financial statements.

NATIONWIDE VARIABLE ACCOUNT-7

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

YEARS ENDED DECEMBER 31, 2021 AND DECEMBER 31, 2020

	FGS		FHI2		FHIP		FHIS
	2021	2020	2021	2020	2021	2020	2021	2020
Investment activity*:
Net investment income (loss)	$(129,805)	(97,876)	70,186	62,979	180,373	163,628	91,549	85,843
Realized gain (loss) on investments	1,306,263	387,149	(11,848)	(25,126)	(40,616)	(21,716)	(3,949)	(13,325)
Change in unrealized gain (loss) on investments	(1,370,402)	2,596,799	(5,906)	(28,428)	(4,207)	(91,069)	(11,885)	(43,389)
Reinvested capital gains	2,771,146	996,684	-	-	-	-	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	2,577,202	3,882,756	52,432	9,425	135,550	50,843	75,715	29,129

Equity transactions:
Purchase payments received from contract owners (note 4)	-	1,878	4,924	2,530	76,149	37,679	-	-
Transfers between funds	(241,197)	(231,306)	43,218	(26,602)	39,393	8,987	(64,403)	(32,589)
Redemptions (notes 2, 3, and 4)	(1,643,862)	(392,100)	(117,665)	(142,017)	(422,456)	(358,705)	(118,106)	(80,000)
Adjustments to maintain reserves	(65)	(3)	(103)	57	(171)	(330)	(31)	19

Net equity transactions	(1,885,124)	(621,531)	(69,626)	(166,032)	(307,085)	(312,369)	(182,540)	(112,570)

Net change in contract owners’ equity	692,078	3,261,225	(17,194)	(156,607)	(171,535)	(261,526)	(106,825)	(83,441)
Contract owners’ equity at beginning of period	12,846,659	9,585,434	1,682,301	1,838,908	4,717,824	4,979,350	2,255,104	2,338,545

Contract owners’ equity at end of period	$13,538,737	12,846,659	1,665,107	1,682,301	4,546,289	4,717,824	2,148,279	2,255,104

CHANGE IN UNITS:
Beginning units	215,599	228,952	87,368	96,807	217,364	232,341	117,741	124,096
Units purchased	15	853	3,304	1,387	5,914	4,303	428	1,347
Units redeemed	(29,253)	(14,206)	(6,745)	(10,826)	(19,886)	(19,280)	(9,732)	(7,702)

Ending units	186,361	215,599	83,927	87,368	203,392	217,364	108,437	117,741

See accompanying notes to financial statements.

NATIONWIDE VARIABLE ACCOUNT-7

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

YEARS ENDED DECEMBER 31, 2021 AND DECEMBER 31, 2020

	FIGBP		FIP		FMC2		FMCP
	2021	2020	2021	2020	2021	2020	2021	2020
Investment activity*:
Net investment income (loss)	$56,327	69,709	21,515	127,810	(116,968)	(66,138)	(16,863)	(11,182)
Realized gain (loss) on investments	58,234	45,608	1,911,068	1,819,010	4,601,035	37,750	94,466	(15,859)
Change in unrealized gain (loss) on investments	(419,332)	443,450	4,454,286	1,641,876	(1,599,824)	1,640,201	47,278	314,698
Reinvested capital gains	180,527	2,699	204,241	77,796	46,874	-	352,736	-

Net increase (decrease) in contract owners’ equity resulting from operations	(124,244)	561,466	6,591,110	3,666,492	2,931,117	1,611,813	477,617	287,657

Equity transactions:
Purchase payments received from contract owners (note 4)	27,496	42,609	101,431	72,489	39,477	10,918	31,865	6,653
Transfers between funds	258,060	(106,418)	(704,274)	(281,972)	(13,886,149)	(221,593)	33,538	(19,388)
Redemptions (notes 2, 3, and 4)	(545,321)	(750,899)	(1,692,333)	(2,095,341)	(608,346)	(1,045,525)	(211,303)	(111,946)
Adjustments to maintain reserves	36	78	217	164	76	(3)	(171)	26

Net equity transactions	(259,729)	(814,630)	(2,294,959)	(2,304,660)	(14,454,942)	(1,256,203)	(146,071)	(124,655)

Net change in contract owners’ equity	(383,973)	(253,164)	4,296,151	1,361,832	(11,523,825)	355,610	331,546	163,002
Contract owners’ equity at beginning of period	7,056,811	7,309,975	25,673,612	24,311,780	11,526,662	11,171,052	2,019,873	1,856,871

Contract owners’ equity at end of period	$6,672,838	7,056,811	29,969,763	25,673,612	2,837	11,526,662	2,351,419	2,019,873

CHANGE IN UNITS:
Beginning units	278,774	312,503	551,361	607,919	213,117	241,230	21,576	23,138
Units purchased	17,572	11,670	2,904	7,715	833	3,028	2,921	138
Units redeemed	(28,345)	(45,399)	(46,771)	(64,273)	(213,950)	(31,141)	(4,235)	(1,700)

Ending units	268,001	278,774	507,494	551,361	-	213,117	20,262	21,576

See accompanying notes to financial statements.

NATIONWIDE VARIABLE ACCOUNT-7

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

YEARS ENDED DECEMBER 31, 2021 AND DECEMBER 31, 2020

	FMCS		FMMP		FO2		FOP
	2021	2020	2021	2020	2021	2020	2021	2020
Investment activity*:
Net investment income (loss)	$(64,481)	(23,715)	(64,043)	(41,945)	(15,336)	(15,584)	(52,407)	(51,117)
Realized gain (loss) on investments	3,068,371	59,002	-	-	58,867	22,548	518,069	356,354
Change in unrealized gain (loss) on investments	(1,240,627)	988,033	-	-	149,673	227,881	72,634	380,973
Reinvested capital gains	27,711	-	-	-	159,479	8,139	436,870	24,464

Net increase (decrease) in contract owners’ equity resulting from operations	1,790,974	1,023,320	(64,043)	(41,945)	352,683	242,984	975,166	710,674

Equity transactions:
Purchase payments received from contract owners (note 4)	4,126	4,585	879,330	664,058	12,301	3,584	34,673	95,052
Transfers between funds	(8,061,740)	(14,450)	1,986,256	3,420,715	(42,115)	(36,056)	(150,669)	(316,276)
Redemptions (notes 2, 3, and 4)	(824,793)	(95,554)	(2,608,146)	(2,666,333)	(147,092)	(176,010)	(678,745)	(467,777)
Adjustments to maintain reserves	93	(122)	9	(195)	12	125	(557)	(76)

Net equity transactions	(8,882,314)	(105,541)	257,449	1,418,245	(176,894)	(208,357)	(795,298)	(689,077)

Net change in contract owners’ equity	(7,091,340)	917,779	193,406	1,376,300	175,789	34,627	179,868	21,597
Contract owners’ equity at beginning of period	7,091,340	6,173,561	4,758,018	3,381,718	2,025,043	1,990,416	5,779,620	5,758,023

Contract owners’ equity at end of period	$-	7,091,340	4,951,424	4,758,018	2,200,832	2,025,043	5,959,488	5,779,620

CHANGE IN UNITS:
Beginning units	72,392	73,665	391,363	276,218	118,942	133,700	202,392	229,946
Units purchased	43	193	272,687	401,811	804	3,513	1,306	10,454
Units redeemed	(72,435)	(1,466)	(251,177)	(286,666)	(10,488)	(18,271)	(26,917)	(38,008)

Ending units	-	72,392	412,873	391,363	109,258	118,942	176,781	202,392

See accompanying notes to financial statements.

NATIONWIDE VARIABLE ACCOUNT-7

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

YEARS ENDED DECEMBER 31, 2021 AND DECEMBER 31, 2020

	FOS		FV2		FVS		FVSS
	2021	2020	2021	2020	2021	2020	2021	2020
Investment activity*:
Net investment income (loss)	$(10,292)	(9,820)	1,310	437	1,431	672	666	219
Realized gain (loss) on investments	30,654	11,163	13,738	7,826	3,803	1,505	1,768	1,381
Change in unrealized gain (loss) on investments	145,779	202,922	35,803	(5,300)	26,315	557	23,131	691
Reinvested capital gains	135,174	6,737	41,258	12,141	26,176	7,026	12,089	5,427

Net increase (decrease) in contract owners’ equity resulting from operations	301,315	211,002	92,109	15,104	57,725	9,760	37,654	7,718

Equity transactions:
Purchase payments received from contract owners (note 4)	249	248	-	-	-	-	-	-
Transfers between funds	(45,332)	(39,263)	(25,307)	4,139	(25)	17	(2,706)	260
Redemptions (notes 2, 3, and 4)	(47,769)	(46,067)	(21,694)	(23,809)	(6,540)	(5,580)	(1,272)	(4,375)
Adjustments to maintain reserves	(22)	53	(27)	(38)	7	10	(14)	13

Net equity transactions	(92,874)	(85,029)	(47,028)	(19,708)	(6,558)	(5,553)	(3,992)	(4,102)

Net change in contract owners’ equity	208,441	125,973	45,081	(4,604)	51,167	4,207	33,662	3,616
Contract owners’ equity at beginning of period	1,695,171	1,569,198	340,170	344,774	201,999	197,792	119,160	115,544

Contract owners’ equity at end of period	$1,903,612	1,695,171	385,251	340,170	253,166	201,999	152,822	119,160

CHANGE IN UNITS:
Beginning units	68,848	72,812	12,421	13,177	6,927	7,136	3,330	3,462
Units purchased	11	14	53	409	-	1	-	62
Units redeemed	(3,497)	(3,978)	(1,497)	(1,165)	(181)	(210)	(99)	(194)

Ending units	65,362	68,848	10,977	12,421	6,746	6,927	3,231	3,330

See accompanying notes to financial statements.

NATIONWIDE VARIABLE ACCOUNT-7

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

YEARS ENDED DECEMBER 31, 2021 AND DECEMBER 31, 2020

	FVSS2		FTVFA2		FTVRDI		TIF
	2021	2020	2021	2020	2021	2020	2021	2020
Investment activity*:
Net investment income (loss)	$1,201	(610)	2,347	1,501	947	3,681	590	1,826
Realized gain (loss) on investments	16,061	9,858	(23,313)	(6,338)	321,039	18,759	7,446	1,215
Change in unrealized gain (loss) on investments	174,873	(11,242)	67,923	(68,943)	(133,311)	59,527	(4,884)	(5,478)
Reinvested capital gains	87,894	44,189	-	121,117	32,003	45,571	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	280,029	42,195	46,957	47,337	220,678	127,538	3,152	(2,437)

Equity transactions:
Purchase payments received from contract owners (note 4)	2,641	2,030	-	2,106	-	-	-	-
Transfers between funds	(7,935)	(33,677)	(87,311)	-	(1,126,824)	(19,633)	-	-
Redemptions (notes 2, 3, and 4)	(45,498)	(82,384)	(12,525)	(22,901)	(56,218)	(80,246)	(19,588)	(4,599)
Adjustments to maintain reserves	(13)	152	(15)	25	(92)	78	(33)	23

Net equity transactions	(50,805)	(113,879)	(99,851)	(20,770)	(1,183,134)	(99,801)	(19,621)	(4,576)

Net change in contract owners’ equity	229,224	(71,684)	(52,894)	26,567	(962,456)	27,737	(16,469)	(7,013)
Contract owners’ equity at beginning of period	893,595	965,279	490,848	464,281	962,456	934,719	79,320	86,333

Contract owners’ equity at end of period	$1,122,819	893,595	437,954	490,848	-	962,456	62,851	79,320

CHANGE IN UNITS:
Beginning units	27,895	32,063	28,635	29,901	23,237	25,941	4,374	4,666
Units purchased	680	706	153	139	3	147	-	-
Units redeemed	(1,997)	(4,874)	(5,523)	(1,405)	(23,240)	(2,851)	(1,017)	(292)

Ending units	26,578	27,895	23,265	28,635	-	23,237	3,357	4,374

See accompanying notes to financial statements.

NATIONWIDE VARIABLE ACCOUNT-7

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

YEARS ENDED DECEMBER 31, 2021 AND DECEMBER 31, 2020

	ACC2		ACEG2		AVCE2		AVGI
	2021	2020	2021	2020	2021	2020	2021	2020
Investment activity*:
Net investment income (loss)	$11,281	24,944	(22,176)	(22,953)	(3,176)	(1,223)	(52)	84
Realized gain (loss) on investments	202,996	181,771	992,964	189,097	3,741	26,659	(1,227)	(216)
Change in unrealized gain (loss) on investments	559,803	(410,848)	(835,783)	401,763	79,967	(64,854)	12,893	(4,220)
Reinvested capital gains	-	65,891	254,328	167,383	7,950	80,800	2,294	9,392

Net increase (decrease) in contract owners’ equity resulting from operations	774,080	(138,242)	389,333	735,290	88,482	41,382	13,908	5,040

Equity transactions:
Purchase payments received from contract owners (note 4)	10,131	26,964	9,246	37,838	900	11,968	-	-
Transfers between funds	(247,978)	(122,684)	(2,522,186)	(18,727)	(64,542)	(65,853)	55,935	-
Redemptions (notes 2, 3, and 4)	(310,193)	(353,548)	(220,285)	(346,845)	(35,500)	(93,683)	(5,523)	(739)
Adjustments to maintain reserves	(24)	71	(120)	(22)	(35)	46	15	8

Net equity transactions	(548,064)	(449,197)	(2,733,345)	(327,756)	(99,177)	(147,522)	50,427	(731)

Net change in contract owners’ equity	226,016	(587,439)	(2,344,012)	407,534	(10,695)	(106,140)	64,335	4,309
Contract owners’ equity at beginning of period	2,608,679	3,196,118	2,371,099	1,963,565	386,892	493,032	45,354	41,045

Contract owners’ equity at end of period	$2,834,695	2,608,679	27,087	2,371,099	376,197	386,892	109,689	45,354

CHANGE IN UNITS:
Beginning units	95,369	114,445	57,271	66,685	16,688	23,823	1,867	1,901
Units purchased	798	3,782	218	1,650	718	743	1,857	-
Units redeemed	(17,243)	(22,858)	(57,489)	(11,064)	(4,513)	(7,878)	(210)	(34)

Ending units	78,924	95,369	-	57,271	12,893	16,688	3,514	1,867

See accompanying notes to financial statements.

NATIONWIDE VARIABLE ACCOUNT-7

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

YEARS ENDED DECEMBER 31, 2021 AND DECEMBER 31, 2020

	AVIE2		AVMCCI		OVAG		OVAG2
	2021	2020	2021	2020	2021	2020	2021	2020
Investment activity*:
Net investment income (loss)	$(84)	659	(978)	(436)	(226)	(118)	(1,633)	(895)
Realized gain (loss) on investments	5,948	4,951	1,733	872	321	36	16,477	2,015
Change in unrealized gain (loss) on investments	(7,518)	803	26,980	(14,255)	1,024	6,278	(8,636)	46,302
Reinvested capital gains	4,836	1,554	-	23,765	2,251	-	17,875	-

Net increase (decrease) in contract owners’ equity resulting from operations	3,182	7,967	27,735	9,946	3,370	6,196	24,083	47,422

Equity transactions:
Purchase payments received from contract owners (note 4)	-	-	-	-	-	-	-	-
Transfers between funds	-	-	(6,508)	1,981	-	13,163	(24,930)	108,146
Redemptions (notes 2, 3, and 4)	(9,495)	(8,948)	(6,496)	(3,123)	(638)	(76)	(19,420)	(4,648)
Adjustments to maintain reserves	(19)	20	(19)	27	(13)	(3)	19	(27)

Net equity transactions	(9,514)	(8,928)	(13,023)	(1,115)	(651)	13,084	(44,331)	103,471

Net change in contract owners’ equity	(6,332)	(961)	14,712	8,831	2,719	19,280	(20,248)	150,893
Contract owners’ equity at beginning of period	74,924	75,885	131,186	122,355	19,280	-	150,893	-

Contract owners’ equity at end of period	$68,592	74,924	145,898	131,186	21,999	19,280	130,645	150,893

CHANGE IN UNITS:
Beginning units	2,347	2,670	4,377	4,412	1,310	-	10,277	-
Units purchased	-	-	-	81	-	1,316	54	10,811
Units redeemed	(290)	(323)	(379)	(116)	(41)	(6)	(2,761)	(534)

Ending units	2,057	2,347	3,998	4,377	1,269	1,310	7,570	10,277

See accompanying notes to financial statements.

NATIONWIDE VARIABLE ACCOUNT-7

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

YEARS ENDED DECEMBER 31, 2021 AND DECEMBER 31, 2020

	OVGIS		OVGS		OVGSS		OVIGS
	2021	2020	2021	2020	2021	2020	2021	2020
Investment activity*:
Net investment income (loss)	$(19,843)	1,530	(2,530)	(738)	(36,671)	(21,304)	(581)	(196)
Realized gain (loss) on investments	978,446	283,698	10,537	292	127,198	75,117	11,428	742
Change in unrealized gain (loss) on investments	(227,445)	(217,989)	11,959	42,547	171,728	551,038	(9,093)	9,256
Reinvested capital gains	235,625	375,057	11,874	7,126	165,981	109,064	5,851	731

Net increase (decrease) in contract owners’ equity resulting from operations	966,783	442,296	31,840	49,227	428,236	713,915	7,605	10,533

Equity transactions:
Purchase payments received from contract owners (note 4)	11,269	14,410	-	-	4,298	982	-	-
Transfers between funds	(4,411,012)	(170,502)	211	(206)	(123,173)	(219,789)	(68,636)	-
Redemptions (notes 2, 3, and 4)	(426,636)	(567,264)	(35,675)	(7,909)	(272,599)	(639,922)	(2,821)	(2,404)
Adjustments to maintain reserves	(92)	196	1	(19)	(27)	(34)	6	1

Net equity transactions	(4,826,471)	(723,160)	(35,463)	(8,134)	(391,501)	(858,763)	(71,451)	(2,403)

Net change in contract owners’ equity	(3,859,688)	(280,864)	(3,623)	41,093	36,735	(144,848)	(63,846)	8,130
Contract owners’ equity at beginning of period	3,859,688	4,140,552	237,235	196,142	3,221,442	3,366,290	63,846	55,716

Contract owners’ equity at end of period	$-	3,859,688	233,612	237,235	3,258,177	3,221,442	-	63,846

CHANGE IN UNITS:
Beginning units	117,600	141,461	5,136	5,361	72,493	95,666	4,750	4,966
Units purchased	502	2,080	4	1	1,196	110	-	-
Units redeemed	(118,102)	(25,941)	(714)	(226)	(9,257)	(23,283)	(4,750)	(216)

Ending units	-	117,600	4,426	5,136	64,432	72,493	-	4,750

See accompanying notes to financial statements.

NATIONWIDE VARIABLE ACCOUNT-7

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

YEARS ENDED DECEMBER 31, 2021 AND DECEMBER 31, 2020

	OVSB		OVSBS		OVSC		OVSCS
	2021	2020	2021	2020	2021	2020	2021	2020
Investment activity*:
Net investment income (loss)	$3,292	3,775	64,096	96,165	(3,190)	(1,294)	(3,151)	(1,902)
Realized gain (loss) on investments	(594)	(2,488)	(55,052)	(28,181)	7,802	(408)	5,235	(13,404)
Change in unrealized gain (loss) on investments	(6,648)	94	(112,442)	(32,500)	46,504	56,372	37,846	46,625
Reinvested capital gains	-	-	-	-	28,880	4,340	21,443	3,838

Net increase (decrease) in contract owners’ equity resulting from operations	(3,950)	1,381	(103,398)	35,484	79,996	59,010	61,373	35,157

Equity transactions:
Purchase payments received from contract owners (note 4)	203	350	6,519	25,641	1,838	1,920	180	30
Transfers between funds	9,351	(5,177)	(10,626)	(43,056)	44,389	18	(953)	(36,161)
Redemptions (notes 2, 3, and 4)	(3,270)	(11,579)	(240,722)	(177,329)	(30,688)	(1,234)	(14,451)	(12,986)
Adjustments to maintain reserves	(18)	8	(56)	124	(40)	-	(15)	(16)

Net equity transactions	6,266	(16,398)	(244,885)	(194,620)	15,499	704	(15,239)	(49,133)

Net change in contract owners’ equity	2,316	(15,017)	(348,283)	(159,136)	95,495	59,714	46,134	(13,976)
Contract owners’ equity at beginning of period	84,655	99,672	2,331,425	2,490,561	375,181	315,467	297,232	311,208

Contract owners’ equity at end of period	$86,971	84,655	1,983,142	2,331,425	470,676	375,181	343,366	297,232

CHANGE IN UNITS:
Beginning units	7,305	8,796	110,004	119,493	7,683	7,663	11,010	13,627
Units purchased	844	157	4,192	2,770	812	54	138	135
Units redeemed	(293)	(1,648)	(16,212)	(12,259)	(542)	(34)	(622)	(2,752)

Ending units	7,856	7,305	97,984	110,004	7,953	7,683	10,526	11,010

See accompanying notes to financial statements.

NATIONWIDE VARIABLE ACCOUNT-7

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

YEARS ENDED DECEMBER 31, 2021 AND DECEMBER 31, 2020

	WRASP		LZREMS		M2IGSS		MMCGSC
	2021	2020	2021	2020	2021	2020	2021	2020
Investment activity*:
Net investment income (loss)	$1,343	2,120	826	753	(16,187)	(11,721)	(25,650)	(21,428)
Realized gain (loss) on investments	1,505	3,845	13,968	(33,848)	38,241	72,018	71,698	87,923
Change in unrealized gain (loss) on investments	(6,335)	16,623	(10,432)	11,710	95,978	56,709	(261,807)	388,456
Reinvested capital gains	24,650	3,653	-	-	192,281	132,556	480,612	156,039

Net increase (decrease) in contract owners’ equity resulting from operations	21,163	26,241	4,362	(21,385)	310,313	249,562	264,853	610,990

Equity transactions:
Purchase payments received from contract owners (note 4)	-	2,450	220	40	2,930	20,214	18,411	9,358
Transfers between funds	(1,315)	(2,258)	(87,830)	16,156	2,907	(188,124)	(7,404)	249,686
Redemptions (notes 2, 3, and 4)	(15,281)	(47,007)	(3,051)	(4,092)	(96,825)	(140,359)	(234,156)	(188,014)
Adjustments to maintain reserves	(30)	48	(9)	32	(89)	31	(134)	78

Net equity transactions	(16,626)	(46,767)	(90,670)	12,136	(91,077)	(308,238)	(223,283)	71,108

Net change in contract owners’ equity	4,537	(20,526)	(86,308)	(9,249)	219,236	(58,676)	41,570	682,098
Contract owners’ equity at beginning of period	240,660	261,186	86,308	95,557	1,305,871	1,364,547	2,257,527	1,575,429

Contract owners’ equity at end of period	$245,197	240,660	-	86,308	1,525,107	1,305,871	2,299,097	2,257,527

CHANGE IN UNITS:
Beginning units	11,539	14,110	8,300	8,975	61,031	76,949	64,253	60,508
Units purchased	142	175	20	16,366	469	3,881	1,293	11,147
Units redeemed	(948)	(2,746)	(8,320)	(17,041)	(4,088)	(19,799)	(7,480)	(7,402)

Ending units	10,733	11,539	-	8,300	57,412	61,031	58,066	64,253

See accompanying notes to financial statements.

NATIONWIDE VARIABLE ACCOUNT-7

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

YEARS ENDED DECEMBER 31, 2021 AND DECEMBER 31, 2020

	MNDSC		MVFSC		MVIVSC		MSVF2
	2021	2020	2021	2020	2021	2020	2021	2020
Investment activity*:
Net investment income (loss)	$(18,191)	(14,736)	(225)	5,973	(6,926)	(1,834)	6,225	5,681
Realized gain (loss) on investments	108,098	8,979	66,828	13,738	13,573	54,773	1,255	1,880
Change in unrealized gain (loss) on investments	(342,496)	391,354	356,201	(47,087)	38,026	54,194	(39,656)	11,856
Reinvested capital gains	276,698	143,759	48,132	91,600	20,025	14,555	25,814	3,886

Net increase (decrease) in contract owners’ equity resulting from operations	24,109	529,356	470,936	64,224	64,698	121,688	(6,362)	23,303

Equity transactions:
Purchase payments received from contract owners (note 4)	361	1,161	7,235	8,510	480	5,374	144	-
Transfers between funds	(166,969)	(11,017)	(209,032)	195,919	1,807	(155,527)	7,071	26,925
Redemptions (notes 2, 3, and 4)	(125,532)	(165,156)	(111,446)	(122,831)	(32,879)	(21,011)	(25,329)	(15,119)
Adjustments to maintain reserves	83	16	(30)	94	(21)	33	172	8

Net equity transactions	(292,057)	(174,996)	(313,273)	81,692	(30,613)	(171,131)	(17,942)	11,814

Net change in contract owners’ equity	(267,948)	354,360	157,663	145,916	34,085	(49,443)	(24,304)	35,117
Contract owners’ equity at beginning of period	1,669,578	1,315,218	2,105,054	1,959,138	738,311	787,754	411,440	376,323

Contract owners’ equity at end of period	$1,401,630	1,669,578	2,262,717	2,105,054	772,396	738,311	387,136	411,440

CHANGE IN UNITS:
Beginning units	31,910	36,257	60,361	57,034	27,220	34,529	24,001	23,228
Units purchased	140	372	1,271	11,885	86	7,369	425	2,162
Units redeemed	(5,353)	(4,719)	(9,070)	(8,558)	(1,206)	(14,678)	(1,383)	(1,389)

Ending units	26,697	31,910	52,562	60,361	26,100	27,220	23,043	24,001

See accompanying notes to financial statements.

NATIONWIDE VARIABLE ACCOUNT-7

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

YEARS ENDED DECEMBER 31, 2021 AND DECEMBER 31, 2020

	GBF		GEM2		GVAAA2		GVABD2
	2021	2020	2021	2020	2021	2020	2021	2020
Investment activity*:
Net investment income (loss)	$18,150	38,621	(1,104)	4,938	2,761	13,515	3,373	4,775
Realized gain (loss) on investments	(13,008)	(18,578)	35,001	36,095	75,007	16,500	5,224	2,407
Change in unrealized gain (loss) on investments	(124,839)	163,917	(102,373)	37,548	429,681	71,724	(20,836)	27,516
Reinvested capital gains	-	-	-	-	26,524	259,263	2,505	336

Net increase (decrease) in contract owners’ equity resulting from operations	(119,697)	183,960	(68,476)	78,581	533,973	361,002	(9,734)	35,034

Equity transactions:
Purchase payments received from contract owners (note 4)	12,967	22,594	220	84,897	4,617	47,688	474	429
Transfers between funds	(47,032)	306,038	91,371	(72,760)	382,158	86,511	14,072	68,884
Redemptions (notes 2, 3, and 4)	(312,786)	(350,112)	(117,474)	(210,387)	(216,037)	(214,620)	(60,681)	(27,341)
Adjustments to maintain reserves	(30)	130	(132)	150	(84)	70	(14)	21

Net equity transactions	(346,881)	(21,350)	(26,015)	(198,100)	170,654	(80,351)	(46,149)	41,993

Net change in contract owners’ equity	(466,578)	162,610	(94,491)	(119,519)	704,627	280,651	(55,883)	77,027
Contract owners’ equity at beginning of period	3,941,043	3,778,433	901,435	1,020,954	3,786,855	3,506,204	509,646	432,619

Contract owners’ equity at end of period	$3,474,465	3,941,043	806,944	901,435	4,491,482	3,786,855	453,763	509,646

CHANGE IN UNITS:
Beginning units	246,559	247,644	26,341	33,600	164,833	168,710	36,905	33,905
Units purchased	9,055	51,070	2,819	2,731	21,811	13,084	1,107	4,957
Units redeemed	(31,207)	(52,155)	(3,441)	(9,990)	(14,941)	(16,961)	(4,343)	(1,957)

Ending units	224,407	246,559	25,719	26,341	171,703	164,833	33,669	36,905

See accompanying notes to financial statements.

NATIONWIDE VARIABLE ACCOUNT-7

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

YEARS ENDED DECEMBER 31, 2021 AND DECEMBER 31, 2020

	GVAGG2		GVAGI2		GVAGR2		GVDMA
	2021	2020	2021	2020	2021	2020	2021	2020
Investment activity*:
Net investment income (loss)	$(17,486)	(6,383)	70	4,082	(45,751)	(10,472)	(149,498)	(117,283)
Realized gain (loss) on investments	103,928	127,817	12,257	4,288	198,115	93,120	447,054	229,988
Change in unrealized gain (loss) on investments	102,634	177,587	120,486	(164)	449,745	902,585	1,183,826	495,913
Reinvested capital gains	43,233	100,581	13,434	70,722	65,280	263,419	221,076	787,356

Net increase (decrease) in contract owners’ equity resulting from operations	232,309	399,602	146,247	78,928	667,389	1,248,652	1,702,458	1,395,974

Equity transactions:
Purchase payments received from contract owners (note 4)	-	197,042	474	434	563	3,523	53,572	29,047
Transfers between funds	(55,286)	(4,136)	5,410	(14,439)	2,088,932	21,055	12,007	(9,470)
Redemptions (notes 2, 3, and 4)	(230,090)	(367,015)	(49,670)	(130,678)	(219,693)	(101,336)	(1,109,723)	(324,855)
Adjustments to maintain reserves	(109)	93	(16)	48	(103)	117	(60)	148

Net equity transactions	(285,485)	(174,016)	(43,802)	(144,635)	1,869,699	(76,641)	(1,044,204)	(305,130)

Net change in contract owners’ equity	(53,176)	225,586	102,445	(65,707)	2,537,088	1,172,011	658,254	1,090,844
Contract owners’ equity at beginning of period	1,712,751	1,487,165	675,347	741,054	3,730,034	2,558,023	14,085,989	12,995,145

Contract owners’ equity at end of period	$1,659,575	1,712,751	777,792	675,347	6,267,122	3,730,034	14,744,243	14,085,989

CHANGE IN UNITS:
Beginning units	51,977	58,150	27,512	33,807	90,217	92,618	498,891	511,090
Units purchased	193	7,077	279	363	44,691	3,526	2,550	1,244
Units redeemed	(8,405)	(13,250)	(1,894)	(6,658)	(8,410)	(5,927)	(36,193)	(13,443)

Ending units	43,765	51,977	25,897	27,512	126,498	90,217	465,248	498,891

See accompanying notes to financial statements.

NATIONWIDE VARIABLE ACCOUNT-7

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

YEARS ENDED DECEMBER 31, 2021 AND DECEMBER 31, 2020

	GVDMC		GVEX1		GVEX2		GVIDA
	2021	2020	2021	2020	2021	2020	2021	2020
Investment activity*:
Net investment income (loss)	$(60,954)	(62,755)	84,953	-	138,001	8,375	(28,660)	(21,958)
Realized gain (loss) on investments	81,658	38,114	(188)	-	27,222	80	48,178	35,508
Change in unrealized gain (loss) on investments	237,982	235,472	(635)	-	168,553	68,670	308,301	110,974
Reinvested capital gains	50,099	163,326	-	-	6,411	-	47,388	158,457

Net increase (decrease) in contract owners’ equity resulting from operations	308,785	374,157	84,130	-	340,187	77,125	375,207	282,981

Equity transactions:
Purchase payments received from contract owners (note 4)	18,255	31,083	379	-	-	-	5,873	21,624
Transfers between funds	(389,325)	(8,873)	4,855,446	-	8,014,999	656,414	(1,484)	(5,879)
Redemptions (notes 2, 3, and 4)	(331,488)	(554,167)	(14,265)	-	(60,883)	(81)	(167,746)	(126,904)
Adjustments to maintain reserves	(74)	34	(16)	-	1	(4)	(27)	(24)

Net equity transactions	(702,632)	(531,923)	4,841,544	-	7,954,117	656,329	(163,384)	(111,183)

Net change in contract owners’ equity	(393,847)	(157,766)	4,925,674	-	8,294,304	733,454	211,823	171,798
Contract owners’ equity at beginning of period	5,884,399	6,042,165	-	-	733,454	-	2,726,461	2,554,663

Contract owners’ equity at end of period	$5,490,552	5,884,399	4,925,674	-	9,027,758	733,454	2,938,284	2,726,461

CHANGE IN UNITS:
Beginning units	285,950	314,133	-	-	55,124	-	89,569	93,681
Units purchased	2,059	12,553	294,126	-	485,708	55,529	294	2,416
Units redeemed	(34,215)	(40,736)	(1,290)	-	(5,446)	(405)	(5,347)	(6,528)

Ending units	253,794	285,950	292,836	-	535,386	55,124	84,516	89,569

See accompanying notes to financial statements.

NATIONWIDE VARIABLE ACCOUNT-7

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

YEARS ENDED DECEMBER 31, 2021 AND DECEMBER 31, 2020

	GVIDC		GVIDM		HIBF		MCIF
	2021	2020	2021	2020	2021	2020	2021	2020
Investment activity*:
Net investment income (loss)	$(35,809)	(40,108)	(223,614)	(227,783)	1,674	1,731	541	124
Realized gain (loss) on investments	4,900	(20,711)	827,491	550,519	(5)	(1,812)	3,308	(8,223)
Change in unrealized gain (loss) on investments	64,275	205,411	1,009,965	193,962	132	1,236	58,431	20,640
Reinvested capital gains	23,090	32,955	243,552	1,144,249	-	-	6,706	12,659

Net increase (decrease) in contract owners’ equity resulting from operations	56,456	177,547	1,857,394	1,660,947	1,801	1,155	68,986	25,200

Equity transactions:
Purchase payments received from contract owners (note 4)	7,157	8,468	341,159	111,360	-	-	149	149
Transfers between funds	59,823	(135,539)	(33,549)	(1,094,148)	-	(30,086)	46,644	(32,305)
Redemptions (notes 2, 3, and 4)	(85,232)	(260,615)	(3,114,085)	(2,000,038)	(3,478)	(11,541)	(11,661)	(5,984)
Adjustments to maintain reserves	(24)	16	29	133	(2)	(5)	(84)	10

Net equity transactions	(18,276)	(387,670)	(2,806,446)	(2,982,693)	(3,480)	(41,632)	35,048	(38,130)

Net change in contract owners’ equity	38,180	(210,123)	(949,052)	(1,321,746)	(1,679)	(40,477)	104,034	(12,930)
Contract owners’ equity at beginning of period	3,708,348	3,918,471	21,613,873	22,935,619	48,196	88,673	298,778	311,708

Contract owners’ equity at end of period	$3,746,528	3,708,348	20,664,821	21,613,873	46,517	48,196	402,812	298,778

CHANGE IN UNITS:
Beginning units	218,457	243,237	896,353	1,036,701	3,731	7,174	6,802	7,923
Units purchased	4,841	9,113	16,448	5,251	-	-	942	93
Units redeemed	(6,067)	(33,893)	(126,720)	(145,599)	(262)	(3,443)	(282)	(1,214)

Ending units	217,231	218,457	786,081	896,353	3,469	3,731	7,462	6,802

See accompanying notes to financial statements.

NATIONWIDE VARIABLE ACCOUNT-7

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

YEARS ENDED DECEMBER 31, 2021 AND DECEMBER 31, 2020

	MCIF2		NVAMV2		NVAMVZ		NVCBD1
	2021	2020	2021	2020	2021	2020	2021	2020
Investment activity*:
Net investment income (loss)	$186,530	(3,828)	(103)	52	(1,443)	13,939	92	165
Realized gain (loss) on investments	48,007	(124,366)	5,274	(8,275)	81,853	30,133	(4)	2
Change in unrealized gain (loss) on investments	(228,171)	171,417	22,372	(98)	463,790	254,218	(646)	394
Reinvested capital gains	44,774	105,409	-	2,208	-	-	317	24

Net increase (decrease) in contract owners’ equity resulting from operations	51,140	148,632	27,543	(6,113)	544,200	298,290	(241)	585

Equity transactions:
Purchase payments received from contract owners (note 4)	1,714	930	-	-	13,845	8,907	592	554
Transfers between funds	21,431,761	(371,315)	(40,078)	(31,979)	(41,485)	1,706,461	-	-
Redemptions (notes 2, 3, and 4)	(289,374)	(129,732)	(9,536)	(1,344)	(197,851)	(244,857)	(147)	-
Adjustments to maintain reserves	(172)	(71)	(24)	(3)	(77)	215	(8)	(3)

Net equity transactions	21,143,929	(500,188)	(49,638)	(33,326)	(225,568)	1,470,726	437	551

Net change in contract owners’ equity	21,195,069	(351,556)	(22,095)	(39,439)	318,632	1,769,016	196	1,136
Contract owners’ equity at beginning of period	2,292,366	2,643,922	97,065	136,504	1,769,016	-	11,027	9,891

Contract owners’ equity at end of period	$23,487,435	2,292,366	74,970	97,065	2,087,648	1,769,016	11,223	11,027

CHANGE IN UNITS:
Beginning units	57,280	73,472	3,107	4,380	148,364	-	736	698
Units purchased	420,788	6,775	-	-	4,864	170,267	40	38
Units redeemed	(8,014)	(22,967)	(1,305)	(1,273)	(21,399)	(21,903)	(10)	-

Ending units	470,054	57,280	1,802	3,107	131,829	148,364	766	736

See accompanying notes to financial statements.

NATIONWIDE VARIABLE ACCOUNT-7

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

YEARS ENDED DECEMBER 31, 2021 AND DECEMBER 31, 2020

	NVCBD2		NVCCA2		NVCCN2		NVCMA2
	2021	2020	2021	2020	2021	2020	2021	2020
Investment activity*:
Net investment income (loss)	$3,922	8,083	(6,584)	(940)	(2,942)	(2,278)	(436)	210
Realized gain (loss) on investments	125	1,684	2,271	615	164	(241)	50	(11,578)
Change in unrealized gain (loss) on investments	(33,139)	19,259	93,170	35,718	11,605	20,192	7,558	13,683
Reinvested capital gains	16,014	1,358	-	21,228	695	644	-	2,553

Net increase (decrease) in contract owners’ equity resulting from operations	(13,078)	30,384	88,857	56,621	9,522	18,317	7,172	4,868

Equity transactions:
Purchase payments received from contract owners (note 4)	-	-	-	-	-	-	-	-
Transfers between funds	3,116	44,853	-	-	16,403	70,930	-	-
Redemptions (notes 2, 3, and 4)	(15,583)	(13,274)	(2,969)	(7,280)	(40,766)	(1,920)	(4,610)	(92,779)
Adjustments to maintain reserves	(19)	14	(13)	34	(4)	9	14	(1)

Net equity transactions	(12,486)	31,593	(2,982)	(7,246)	(24,367)	69,019	(4,596)	(92,780)

Net change in contract owners’ equity	(25,564)	61,977	85,875	49,375	(14,845)	87,336	2,576	(87,912)
Contract owners’ equity at beginning of period	586,058	524,081	617,111	567,736	325,119	237,783	46,400	134,312

Contract owners’ equity at end of period	$560,494	586,058	702,986	617,111	310,274	325,119	48,976	46,400

CHANGE IN UNITS:
Beginning units	39,753	37,451	33,536	34,022	22,367	17,414	2,448	7,787
Units purchased	224	4,992	-	-	2,057	5,086	-	-
Units redeemed	(1,077)	(2,690)	(149)	(486)	(3,924)	(133)	(236)	(5,339)

Ending units	38,900	39,753	33,387	33,536	20,500	22,367	2,212	2,448

See accompanying notes to financial statements.

NATIONWIDE VARIABLE ACCOUNT-7

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

YEARS ENDED DECEMBER 31, 2021 AND DECEMBER 31, 2020

	NVCMC2		NVCMD2		NVCRA2		NVCRB2
	2021	2020	2021	2020	2021	2020	2021	2020
Investment activity*:
Net investment income (loss)	$(3,850)	(2,285)	(20,752)	(5,947)	(690)	73	(5,816)	(2,192)
Realized gain (loss) on investments	688	(1,989)	2,708	(20,908)	125	2	2,269	(2,235)
Change in unrealized gain (loss) on investments	26,801	24,755	260,346	148,218	14,907	7,893	63,306	46,088
Reinvested capital gains	82	2,206	-	52,836	-	-	-	7,358

Net increase (decrease) in contract owners’ equity resulting from operations	23,721	22,687	242,302	174,199	14,342	7,968	59,759	49,019

Equity transactions:
Purchase payments received from contract owners (note 4)	526	526	1,998	2,035	1,800	1,200	-	-
Transfers between funds	-	-	-	-	-	-	8,156	61,082
Redemptions (notes 2, 3, and 4)	(17,747)	(16,594)	(72,040)	(173,661)	-	(8,404)	(65,833)	(51,531)
Adjustments to maintain reserves	(5)	20	(5)	21	3	(10)	(4)	(15)

Net equity transactions	(17,226)	(16,048)	(70,047)	(171,605)	1,803	(7,214)	(57,681)	9,536

Net change in contract owners’ equity	6,495	6,639	172,255	2,594	16,145	754	2,078	58,555
Contract owners’ equity at beginning of period	315,854	309,215	2,018,396	2,015,802	75,136	74,382	620,025	561,470

Contract owners’ equity at end of period	$322,349	315,854	2,190,651	2,018,396	91,281	75,136	622,103	620,025

CHANGE IN UNITS:
Beginning units	20,021	21,099	113,982	124,506	3,811	4,219	36,498	35,899
Units purchased	30	34	105	128	81	72	480	3,885
Units redeemed	(1,067)	(1,112)	(3,823)	(10,652)	(1)	(480)	(3,645)	(3,286)

Ending units	18,984	20,021	110,264	113,982	3,891	3,811	33,333	36,498

See accompanying notes to financial statements.

NATIONWIDE VARIABLE ACCOUNT-7

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

YEARS ENDED DECEMBER 31, 2021 AND DECEMBER 31, 2020

	NVDBL2		NVDCA2		NVIE6		NVLCP2
	2021	2020	2021	2020	2021	2020	2021	2020
Investment activity*:
Net investment income (loss)	$(6,910)	(6,758)	(332)	(365)	812	(103)	(2,926)	5,940
Realized gain (loss) on investments	21,791	(774)	3,893	(154)	2,539	(6,490)	976	819
Change in unrealized gain (loss) on investments	31,269	42,086	186	2,300	4,045	3,498	(18,550)	21,359
Reinvested capital gains	6,720	20,262	707	2,404	-	-	13,070	-

Net increase (decrease) in contract owners’ equity resulting from operations	52,870	54,816	4,454	4,185	7,396	(3,095)	(7,430)	28,118

Equity transactions:
Purchase payments received from contract owners (note 4)	84,626	3,116	-	-	-	-	-	4,993
Transfers between funds	39,290	(6,481)	(31,040)	99	-	(148)	(2,377)	7,562
Redemptions (notes 2, 3, and 4)	(195,559)	(31,693)	(2,446)	(2,775)	(10,590)	(5,644)	(10,058)	(8,425)
Adjustments to maintain reserves	9	(5)	(2)	21	(13)	10	(17)	26

Net equity transactions	(71,634)	(35,063)	(33,488)	(2,655)	(10,603)	(5,782)	(12,452)	4,156

Net change in contract owners’ equity	(18,764)	19,753	(29,034)	1,530	(3,207)	(8,877)	(19,882)	32,274
Contract owners’ equity at beginning of period	751,485	731,732	45,186	43,656	67,449	76,326	383,600	351,326

Contract owners’ equity at end of period	$732,721	751,485	16,152	45,186	64,242	67,449	363,718	383,600

CHANGE IN UNITS:
Beginning units	36,046	37,987	1,741	1,859	5,864	7,114	23,937	23,665
Units purchased	5,719	161	4	4	-	1,391	339	811
Units redeemed	(8,892)	(2,102)	(1,174)	(122)	(875)	(2,641)	(1,120)	(539)

Ending units	32,873	36,046	571	1,741	4,989	5,864	23,156	23,937

See accompanying notes to financial statements.

NATIONWIDE VARIABLE ACCOUNT-7

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

YEARS ENDED DECEMBER 31, 2021 AND DECEMBER 31, 2020

	NVMIG6		NVMIVX		NVMIVZ		NVMLG2
	2021	2020	2021	2020	2021	2020	2021	2020
Investment activity*:
Net investment income (loss)	$(436)	(104)	582	(80)	6,062	(576)	(335)	(596)
Realized gain (loss) on investments	540	31	64	6	4,444	1,594	392	(27,452)
Change in unrealized gain (loss) on investments	(10,003)	4,683	1,590	3,611	15,717	43,369	5,138	7,657
Reinvested capital gains	1,450	-	-	-	-	-	6,374	33,383

Net increase (decrease) in contract owners’ equity resulting from operations	(8,449)	4,610	2,236	3,537	26,223	44,387	11,569	12,992

Equity transactions:
Purchase payments received from contract owners (note 4)	-	-	-	-	23,340	600	-	-
Transfers between funds	84,894	25,315	-	20,342	(19,611)	244,305	-	(49,979)
Redemptions (notes 2, 3, and 4)	(2,463)	(326)	-	(12)	(19,041)	(5,773)	(1,887)	(4,546)
Adjustments to maintain reserves	(11)	11	2	43	(40)	3,249	20	20

Net equity transactions	82,420	25,000	2	20,373	(15,352)	242,381	(1,867)	(54,505)

Net change in contract owners’ equity	73,971	29,610	2,238	23,910	10,871	286,768	9,702	(41,513)
Contract owners’ equity at beginning of period	29,610	-	23,910	-	286,768	-	30,856	72,369

Contract owners’ equity at end of period	$103,581	29,610	26,148	23,910	297,639	286,768	40,558	30,856

CHANGE IN UNITS:
Beginning units	1,455	-	2,034	-	24,099	-	988	3,012
Units purchased	3,744	1,473	-	2,034	1,847	26,994	-	-
Units redeemed	(116)	(18)	-	-	(2,940)	(2,895)	(51)	(2,024)

Ending units	5,083	1,455	2,034	2,034	23,006	24,099	937	988

See accompanying notes to financial statements.

NATIONWIDE VARIABLE ACCOUNT-7

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

YEARS ENDED DECEMBER 31, 2021 AND DECEMBER 31, 2020

	NVMMG2		NVMMV2		NVNMO2		NVNSR1
	2021	2020	2021	2020	2021	2020	2021	2020
Investment activity*:
Net investment income (loss)	$(1,905)	(1,158)	(746)	1,876	(589)	(473)	(98)	(27)
Realized gain (loss) on investments	222	255	(1,865)	(7,362)	914	(1,231)	(15)	(36)
Change in unrealized gain (loss) on investments	(34,375)	49,183	49,861	(1,093)	15,970	(3,474)	1,490	624
Reinvested capital gains	25,816	17,233	-	-	1,621	5,219	1,502	663

Net increase (decrease) in contract owners’ equity resulting from operations	(10,242)	65,513	47,250	(6,579)	17,916	41	2,879	1,224

Equity transactions:
Purchase payments received from contract owners (note 4)	-	-	-	-	-	-	-	-
Transfers between funds	(6,710)	54,725	-	-	-	(26,791)	-	-
Redemptions (notes 2, 3, and 4)	(3,223)	(14,284)	(6,423)	(11,815)	(3,082)	(2,601)	-	-
Adjustments to maintain reserves	20	(9)	(28)	37	(7)	17	(1)	-

Net equity transactions	(9,913)	40,432	(6,451)	(11,778)	(3,089)	(29,375)	(1)	-

Net change in contract owners’ equity	(20,155)	105,945	40,799	(18,357)	14,827	(29,334)	2,878	1,224
Contract owners’ equity at beginning of period	189,130	83,185	210,850	229,207	71,468	100,802	11,328	10,104

Contract owners’ equity at end of period	$168,975	189,130	251,649	210,850	86,295	71,468	14,206	11,328

CHANGE IN UNITS:
Beginning units	4,959	3,444	9,180	9,754	2,908	4,615	447	447
Units purchased	-	2,209	-	-	-	-	-	-
Units redeemed	(256)	(694)	(247)	(574)	(104)	(1,707)	-	-

Ending units	4,703	4,959	8,933	9,180	2,804	2,908	447	447

See accompanying notes to financial statements.

NATIONWIDE VARIABLE ACCOUNT-7

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

YEARS ENDED DECEMBER 31, 2021 AND DECEMBER 31, 2020

	NVNSR2		NVOLG1		NVOLG2		NVRE2
	2021	2020	2021	2020	2021	2020	2021	2020
Investment activity*:
Net investment income (loss)	$(138)	(32)	(483,340)	(39,400)	(302,774)	12,786	(1,993)	2,402
Realized gain (loss) on investments	(4)	(37)	172,628	(99,014)	(19,124)	531,722	3,058	(35,202)
Change in unrealized gain (loss) on investments	2,365	984	12,952,479	2,870,774	10,985,961	1,739,615	433,059	(53,354)
Reinvested capital gains	2,419	1,067	913,328	4,771,189	781,365	3,870,857	-	4,898

Net increase (decrease) in contract owners’ equity resulting from operations	4,642	1,982	13,555,095	7,503,549	11,445,428	6,154,980	434,124	(81,256)

Equity transactions:
Purchase payments received from contract owners (note 4)	-	-	81,585	254,295	148,992	100,099	3,360	31,727
Transfers between funds	-	-	185,686	(1,933,701)	3,682,108	(825,226)	(2,355)	(29,509)
Redemptions (notes 2, 3, and 4)	-	-	(4,565,590)	(5,002,991)	(3,042,003)	(2,922,925)	(57,039)	(85,087)
Adjustments to maintain reserves	(1)	(1)	(3,866)	(3,411)	499	(663)	(74)	87

Net equity transactions	(1)	(1)	(4,302,185)	(6,685,808)	789,596	(3,648,715)	(56,108)	(82,782)

Net change in contract owners’ equity	4,641	1,981	9,252,910	817,741	12,235,024	2,506,265	378,016	(164,038)
Contract owners’ equity at beginning of period	18,208	16,227	50,169,001	49,351,260	41,249,369	38,743,104	990,417	1,154,455

Contract owners’ equity at end of period	$22,849	18,208	59,421,911	50,169,001	53,484,393	41,249,369	1,368,433	990,417

CHANGE IN UNITS:
Beginning units	717	717	1,072,347	1,237,304	875,237	964,507	57,693	62,749
Units purchased	-	-	19,945	13,890	81,821	4,248	368	2,283
Units redeemed	-	-	(104,253)	(178,847)	(73,736)	(93,518)	(3,003)	(7,339)

Ending units	717	717	988,039	1,072,347	883,322	875,237	55,058	57,693

See accompanying notes to financial statements.

NATIONWIDE VARIABLE ACCOUNT-7

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

YEARS ENDED DECEMBER 31, 2021 AND DECEMBER 31, 2020

	NVSTB2		NVTIV3		SAM		SCF
	2021	2020	2021	2020	2021	2020	2021	2020
Investment activity*:
Net investment income (loss)	$(71)	81	40	32	(93,991)	(86,244)	(3,573)	(2,351)
Realized gain (loss) on investments	107	322	26	(1,131)	-	-	3,552	4,005
Change in unrealized gain (loss) on investments	(717)	1,199	175	831	-	-	84,691	41,283
Reinvested capital gains	-	-	-	-	-	-	3,665	10,093

Net increase (decrease) in contract owners’ equity resulting from operations	(681)	1,602	241	(268)	(93,991)	(86,244)	88,335	53,030

Equity transactions:
Purchase payments received from contract owners (note 4)	-	-	-	5,569	748,677	2,227,294	99	141
Transfers between funds	-	43,894	-	(3,651)	4,148,540	3,173,348	(2,478)	585
Redemptions (notes 2, 3, and 4)	(12,489)	(59,960)	(117)	(5,869)	(6,013,420)	(6,573,972)	(7,107)	(17,600)
Adjustments to maintain reserves	(6)	-	3	(9)	(11)	123	(51)	(18)

Net equity transactions	(12,495)	(16,066)	(114)	(3,960)	(1,116,214)	(1,173,207)	(9,537)	(16,892)

Net change in contract owners’ equity	(13,176)	(14,464)	127	(4,228)	(1,210,205)	(1,259,451)	78,798	36,138
Contract owners’ equity at beginning of period	50,915	65,379	2,556	6,784	9,714,020	10,973,471	302,073	265,935

Contract owners’ equity at end of period	$37,739	50,915	2,683	2,556	8,503,815	9,714,020	380,871	302,073

CHANGE IN UNITS:
Beginning units	4,549	5,891	150	419	971,451	1,087,782	6,821	7,301
Units purchased	-	4,023	-	377	612,223	753,546	2	24
Units redeemed	(1,099)	(5,365)	(6)	(646)	(723,186)	(869,877)	(186)	(504)

Ending units	3,450	4,549	144	150	860,488	971,451	6,637	6,821

See accompanying notes to financial statements.

NATIONWIDE VARIABLE ACCOUNT-7

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

YEARS ENDED DECEMBER 31, 2021 AND DECEMBER 31, 2020

	SCF2		SCGF2		SCVF		SCVF2
	2021	2020	2021	2020	2021	2020	2021	2020
Investment activity*:
Net investment income (loss)	$(12,439)	(9,889)	(6,556)	(4,942)	(730)	(486)	(10,532)	(7,880)
Realized gain (loss) on investments	8,391	(126,390)	8,452	(16,641)	(5,508)	(2,294)	(49,629)	(103,377)
Change in unrealized gain (loss) on investments	264,406	245,265	(9,352)	123,298	24,984	6,302	289,538	118,173
Reinvested capital gains	12,656	36,808	56,256	65,761	-	273	-	3,704

Net increase (decrease) in contract owners’ equity resulting from operations	273,014	145,794	48,800	167,476	18,746	3,795	229,377	10,620

Equity transactions:
Purchase payments received from contract owners (note 4)	331	443	6,453	11,472	-	-	4,017	4,038
Transfers between funds	(308)	(60,710)	(2,293)	(3,942)	(13,509)	4,950	(38,136)	(7,475)
Redemptions (notes 2, 3, and 4)	(59,384)	(220,935)	(31,387)	(39,339)	(2,284)	(1,599)	(76,514)	(68,276)
Adjustments to maintain reserves	253	(91)	(29)	114	37	2	(6)	(40)

Net equity transactions	(59,108)	(281,293)	(27,256)	(31,695)	(15,756)	3,353	(110,639)	(71,753)

Net change in contract owners’ equity	213,906	(135,499)	21,544	135,781	2,990	7,148	118,738	(61,133)
Contract owners’ equity at beginning of period	957,223	1,092,722	562,090	426,309	63,527	56,379	790,802	851,935

Contract owners’ equity at end of period	$1,171,129	957,223	583,634	562,090	66,517	63,527	909,540	790,802

CHANGE IN UNITS:
Beginning units	22,444	31,316	15,674	16,509	1,941	1,791	27,842	31,099
Units purchased	906	650	535	1,399	-	209	437	1,477
Units redeemed	(2,103)	(9,522)	(1,245)	(2,234)	(387)	(59)	(3,628)	(4,734)

Ending units	21,247	22,444	14,964	15,674	1,554	1,941	24,651	27,842

See accompanying notes to financial statements.

NATIONWIDE VARIABLE ACCOUNT-7

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

YEARS ENDED DECEMBER 31, 2021 AND DECEMBER 31, 2020

	TRF2		AMSRS		PMVEBD		PMVFAD
	2021	2020	2021	2020	2021	2020	2021	2020
Investment activity*:
Net investment income (loss)	$(178)	(209)	(998)	(620)	53	604	1,620	3,620
Realized gain (loss) on investments	196	8,633	1,551	22,111	2	(175)	(42)	(3,674)
Change in unrealized gain (loss) on investments	4,308	(9,692)	27,556	(5,462)	(161)	(770)	(5,314)	7,051
Reinvested capital gains	1,455	2,001	3,296	4,927	-	-	58	-

Net increase (decrease) in contract owners’ equity resulting from operations	5,781	733	31,405	20,956	(106)	(341)	(3,678)	6,997

Equity transactions:
Purchase payments received from contract owners (note 4)	59	59	15,000	-	-	-	-	47,667
Transfers between funds	-	(33,929)	-	-	3,418	-	-	(11,702)
Redemptions (notes 2, 3, and 4)	(1,715)	(1,859)	(1,684)	(54,147)	(136)	(34,180)	(37,504)	(58,058)
Adjustments to maintain reserves	(27)	(15)	(26)	12	9	1	(11)	22

Net equity transactions	(1,683)	(35,744)	13,290	(54,135)	3,291	(34,179)	(37,515)	(22,071)

Net change in contract owners’ equity	4,098	(35,011)	44,695	(33,179)	3,185	(34,520)	(41,193)	(15,074)
Contract owners’ equity at beginning of period	29,780	64,791	138,163	171,342	396	34,916	74,158	89,232

Contract owners’ equity at end of period	$33,878	29,780	182,858	138,163	3,581	396	32,965	74,158

CHANGE IN UNITS:
Beginning units	1,145	2,706	3,753	5,488	31	2,939	5,498	7,290
Units purchased	2	2	375	-	266	-	-	3,595
Units redeemed	(63)	(1,563)	(42)	(1,735)	(10)	(2,908)	(2,867)	(5,387)

Ending units	1,084	1,145	4,086	3,753	287	31	2,631	5,498

See accompanying notes to financial statements.

NATIONWIDE VARIABLE ACCOUNT-7

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

YEARS ENDED DECEMBER 31, 2021 AND DECEMBER 31, 2020

	PMVLAD		PVEIB		PVGOB		PVTIGB
	2021	2020	2021	2020	2021	2020	2021	2020
Investment activity*:
Net investment income (loss)	$(4,106)	593	25	440	(5,111)	(4,040)	5	178
Realized gain (loss) on investments	(375)	(1,753)	2,852	(991)	45,499	19,985	1,825	262
Change in unrealized gain (loss) on investments	(9,606)	14,065	16,282	(2,475)	2,691	82,796	(285)	3,576
Reinvested capital gains	-	-	3,915	5,675	41,776	18,601	1,488	-

Net increase (decrease) in contract owners’ equity resulting from operations	(14,087)	12,905	23,074	2,649	84,855	117,342	3,033	4,016

Equity transactions:
Purchase payments received from contract owners (note 4)	300	300	15	-	960	4,160	-	-
Transfers between funds	81,585	(39,112)	(9,101)	(4,944)	(4,984)	64,632	(2,247)	-
Redemptions (notes 2, 3, and 4)	(21,506)	(17,947)	(4,299)	(6,039)	(87,009)	(31,676)	(2,062)	(644)
Adjustments to maintain reserves	(19)	90	9	17	(74)	40	(19)	17

Net equity transactions	60,360	(56,669)	(13,376)	(10,966)	(91,107)	37,156	(4,328)	(627)

Net change in contract owners’ equity	46,273	(43,764)	9,698	(8,317)	(6,252)	154,498	(1,295)	3,389
Contract owners’ equity at beginning of period	696,150	739,914	91,927	100,244	476,302	321,804	41,700	38,311

Contract owners’ equity at end of period	$742,423	696,150	101,625	91,927	470,050	476,302	40,405	41,700

CHANGE IN UNITS:
Beginning units	57,105	61,822	6,692	7,629	18,950	17,560	2,087	2,124
Units purchased	6,967	104	364	-	300	3,897	-	-
Units redeemed	(1,975)	(4,821)	(1,173)	(937)	(3,836)	(2,507)	(202)	(37)

Ending units	62,097	57,105	5,883	6,692	15,414	18,950	1,885	2,087

See accompanying notes to financial statements.

NATIONWIDE VARIABLE ACCOUNT-7

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

YEARS ENDED DECEMBER 31, 2021 AND DECEMBER 31, 2020

	PVTSCB		VWHA		VWHAS		WFVSCG
	2021	2020	2021	2020	2021	2020	2021	2020
Investment activity*:
Net investment income (loss)	$(74)	-	(29)	(89)	(1,918)	(309)	(665)	(567)
Realized gain (loss) on investments	(4,474)	(904)	(30)	(14,688)	753	(6,246)	773	(8,328)
Change in unrealized gain (loss) on investments	12,735	1,869	965	19,282	38,073	114,941	(3,803)	20,520
Reinvested capital gains	-	-	-	-	-	-	7,718	2,865

Net increase (decrease) in contract owners’ equity resulting from operations	8,187	965	906	4,505	36,908	108,386	4,023	14,490

Equity transactions:
Purchase payments received from contract owners (note 4)	-	-	-	-	480	631	-	-
Transfers between funds	(2,456)	521	-	-	-	67,871	5,805	(49,196)
Redemptions (notes 2, 3, and 4)	(21,391)	(710)	(170)	(35,981)	(449)	(2,338)	(2,053)	(2,397)
Adjustments to maintain reserves	(21)	5	-	7	(6)	7	(4)	47

Net equity transactions	(23,868)	(184)	(170)	(35,974)	25	66,171	3,748	(51,546)

Net change in contract owners’ equity	(15,681)	781	736	(31,469)	36,933	174,557	7,771	(37,056)
Contract owners’ equity at beginning of period	33,013	32,232	5,092	36,561	212,470	37,913	61,974	99,030

Contract owners’ equity at end of period	$17,332	33,013	5,828	5,092	249,403	212,470	69,745	61,974

CHANGE IN UNITS:
Beginning units	1,132	1,138	703	6,091	30,536	6,391	1,042	2,602
Units purchased	-	23	-	-	61	28,610	91	382
Units redeemed	(705)	(29)	(20)	(5,388)	(58)	(4,465)	(33)	(1,942)

Ending units	427	1,132	683	703	30,539	30,536	1,100	1,042

See accompanying notes to financial statements.

NATIONWIDE VARIABLE ACCOUNT-7

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

YEARS ENDED DECEMBER 31, 2021 AND DECEMBER 31, 2020

	IVKMG1		IVKMG2		GVDIVI		GVDIV2
	2021	2020	2021	2020	2021	2020	2021	2020
Investment activity*:
Net investment income (loss)	$-	(48)	-	(389)	-	1,709	-	22,806
Realized gain (loss) on investments	-	(3,401)	-	(46,553)	-	(12,394)	-	(169,156)
Change in unrealized gain (loss) on investments	-	(1,292)	-	1,356	-	7,187	-	98,479
Reinvested capital gains	-	3,920	-	29,089	-	-	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	-	(821)	-	(16,497)	-	(3,498)	-	(47,871)

Equity transactions:
Purchase payments received from contract owners (note 4)	-	-	-	-	-	-	-	3,000
Transfers between funds	-	(13,163)	-	(64,332)	-	(20,342)	-	(271,382)
Redemptions (notes 2, 3, and 4)	-	(43)	-	(23,622)	-	(1)	-	(5,242)
Adjustments to maintain reserves	-	(9)	-	(14)	-	(4)	-	(3,145)

Net equity transactions	-	(13,215)	-	(87,968)	-	(20,347)	-	(276,769)

Net change in contract owners’ equity	-	(14,036)	-	(104,465)	-	(23,845)	-	(324,640)
Contract owners’ equity at beginning of period	-	14,036	-	104,465	-	23,845	-	324,640

Contract owners’ equity at end of period	$-	-	-	-	-	-	-	-

CHANGE IN UNITS:
Beginning units	-	662	-	5,008	-	2,353	-	31,891
Units purchased	-	-	-	1,800	-	-	-	432
Units redeemed	-	(662)	-	(6,808)	-	(2,353)	-	(32,323)

Ending units	-	-	-	-	-	-	-	-

See accompanying notes to financial statements.

NATIONWIDE VARIABLE ACCOUNT-7

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

YEARS ENDED DECEMBER 31, 2021 AND DECEMBER 31, 2020

	NVMLV2
	2021	2020
Investment activity*:
Net investment income (loss)	$-	9,026
Realized gain (loss) on investments	-	(1,480,356)
Change in unrealized gain (loss) on investments	-	525,344
Reinvested capital gains	-	695,814

Net increase (decrease) in contract owners’ equity resulting from operations	-	(250,172)

Equity transactions:
Purchase payments received from contract owners (note 4)	-	5,716
Transfers between funds	-	(1,712,915)
Redemptions (notes 2, 3, and 4)	-	(116,429)
Adjustments to maintain reserves	-	(62)

Net equity transactions	-	(1,823,690)

Net change in contract owners’ equity	-	(2,073,862)
Contract owners’ equity at beginning of period	-	2,073,862

Contract owners’ equity at end of period	$-	-

CHANGE IN UNITS:
Beginning units	-	111,114
Units purchased	-	3,453
Units redeemed	-	(114,567)

Ending units	-	-

*

For all subaccounts not included herein but listed as an investment option in note 1(b), there was no activity during the two- year period. See note 1(b) for all investments available for which no contract owners were invested at December 31, 2021, if applicable.

See accompanying notes to financial statements.

NATIONWIDE VARIABLE ACCOUNT-7 NOTES TO FINANCIAL STATEMENTS DECEMBER 31, 2021

(1) Background and Summary of Significant Accounting Policies

(a) Organization and Nature of Operations

The Nationwide Variable Account-7 (the Separate Account) was established pursuant to a resolution of the Board of Directors of Nationwide Life Insurance Company (the Company) on July 22, 1994. The Separate Account is registered as a unit investment trust under the Investment Company Act of 1940. The Separate Account is an Investment Company and follows accounting and reporting guidance under Financial Accounting Standards Board (FASB) Accounting Standards Codification (ASC) Topic 946, Financial Services – Investment Companies. The Company offers tax qualified and non-tax qualified Individual Deferred Variable Annuity Contracts through the Separate Account.

(b) The Contracts

The Separate Account offers variable annuity insurance benefits intended to serve the long-term saving needs of investors. The primary distribution for the contracts is through the brokerage community; however, other distributors are utilized. Contract features are described in the applicable prospectus.

With certain exceptions, contract owners in either the accumulation or payout phase may invest in any of the following:

AB FUNDS

AllianceBernstein Variable Products Series Fund, Inc. - AB VPS Growth and Income Portfolio: Class B (ALVGIB)

AllianceBernstein Variable Products Series Fund, Inc. - AB VPS International Value Portfolio: Class B (ALVIVB)

AllianceBernstein Variable Products Series Fund, Inc. - AB VPS Large Cap Growth Portfolio: Class B (ALVPGB)

AllianceBernstein Variable Products Series Fund, Inc. - AB VPS Small/Mid Cap Value Portfolio: Class B (ALVSVB)

BLACKROCK FUNDS

BlackRock Variable Series Funds, Inc. - BlackRock Global Allocation V.I. Fund: Class III (MLVGA3)

BNY MELLON INVESTMENT MANAGEMENT

BNY Mellon Stock Index Fund, Inc.: Initial Shares (DSIF)

BNY Mellon Stock Index Fund, Inc.: Service Shares (DSIFS)*

BNY Mellon Sustainable U.S. Equity Portfolio, Inc.: Initial Shares (DSRG)

BNY Mellon Investment Portfolios - MidCap Stock Portfolio: Service Shares (DVMCSS)

BNY Mellon Investment Portfolios - Small Cap Stock Index Portfolio: Service Shares (DVSCS)

EATON VANCE FUNDS

Eaton Vance Variable Trust - Eaton Vance VT Floating-Rate Income Fund: Initial Class (ETVFR)

FEDERATED HERMES, INC.

Federated Hermes Insurance Series - Federated Hermes High Income Bond Fund II: Service Shares (FHIBS)

Federated Hermes Insurance Series - Federated Hermes Quality Bond Fund II: Primary Shares (FQB)

Federated Hermes Insurance Series - Federated Hermes Quality Bond Fund II: Service Shares (FQBS)

Federated Hermes Insurance Series - Federated Hermes Kaufmann Fund II: Primary Shares (FVK2)

Federated Hermes Insurance Series - Federated Hermes Managed Volatility Fund II: Service Shares (FVU2S)

FIDELITY INVESTMENTS

Fidelity Variable Insurance Products Fund - VIP Asset Manager Portfolio: Service Class 2 (FAM2)

Fidelity Variable Insurance Products Fund - VIP Asset Manager Growth Portfolio: Service Class 2 (FAMG2)

Fidelity Variable Insurance Products Fund - VIP Asset Manager Growth Portfolio: Initial Class (FAMGP)

Fidelity Variable Insurance Products Fund - VIP Asset Manager Growth Portfolio: Service Class (FAMGS)

Fidelity Variable Insurance Products Fund - VIP Asset Manager Portfolio: Initial Class (FAMP)

Fidelity Variable Insurance Products Fund - VIP Asset Manager Portfolio: Service Class (FAMS)

Fidelity Variable Insurance Products Fund - VIP Balanced Portfolio: Service Class 2 (FB2)

Fidelity Variable Insurance Products Fund - VIP Balanced Portfolio: Initial Class (FBP)

Fidelity Variable Insurance Products Fund - VIP Balanced Portfolio: Service Class (FBS)

Fidelity Variable Insurance Products Fund - VIP Dynamic Capital Appreciation Portfolio: Service Class 2 (FDCA2)

Fidelity Variable Insurance Products Fund - VIP Dynamic Capital Appreciation Portfolio: Service Class (FDCAS)

Fidelity Variable Insurance Products Fund - VIP Equity-Income Portfolio: Service Class 2 (FEI2)

Fidelity Variable Insurance Products Fund - VIP Equity-Income Portfolio: Initial Class (FEIP)

Fidelity Variable Insurance Products Fund - VIP Equity-Income Portfolio: Service Class (FEIS)

Fidelity Variable Insurance Products Fund - VIP Growth Portfolio: Service Class 2 (FG2)

Fidelity Variable Insurance Products Fund - VIP Growth & Income Portfolio: Service Class 2 (FGI2)

Fidelity Variable Insurance Products Fund - VIP Growth & Income Portfolio: Initial Class (FGIP)

Fidelity Variable Insurance Products Fund - VIP Growth & Income Portfolio: Service Class (FGIS)

Fidelity Variable Insurance Products Fund - VIP Growth Portfolio: Initial Class (FGP)

Fidelity Variable Insurance Products Fund - VIP Growth Portfolio: Service Class (FGS)

Fidelity Variable Insurance Products Fund - VIP High Income Portfolio: Service Class 2 (FHI2)

Fidelity Variable Insurance Products Fund - VIP High Income Portfolio: Initial Class (FHIP)

Fidelity Variable Insurance Products Fund - VIP High Income Portfolio: Service Class (FHIS)

Fidelity Variable Insurance Products Fund - VIP Investment Grade Bond Portfolio: Initial Class (FIGBP)

NATIONWIDE VARIABLE ACCOUNT-7 NOTES TO FINANCIAL STATEMENTS DECEMBER 31, 2021

Fidelity Variable Insurance Products Fund - VIP Index 500 Portfolio: Initial Class (FIP)

Fidelity Variable Insurance Products Fund - VIP Mid Cap Portfolio: Service Class 2 (FMC2)

Fidelity Variable Insurance Products Fund - VIP Mid Cap Portfolio: Initial Class (FMCP)

Fidelity Variable Insurance Products Fund - VIP Mid Cap Portfolio: Service Class (FMCS)*

Fidelity Variable Insurance Products Fund - VIP Government Money Market Portfolio: Initial Class (FMMP)

Fidelity Variable Insurance Products Fund - VIP Overseas Portfolio: Service Class 2 (FO2)

Fidelity Variable Insurance Products Fund - VIP Overseas Portfolio: Initial Class (FOP)

Fidelity Variable Insurance Products Fund - VIP Overseas Portfolio: Service Class (FOS)

Fidelity Variable Insurance Products Fund - VIP Value Portfolio: Service Class 2 (FV2)

Fidelity Variable Insurance Products Fund - VIP Value Portfolio: Service Class (FVS)

Fidelity Variable Insurance Products Fund - VIP Value Strategies Portfolio: Service Class (FVSS)

Fidelity Variable Insurance Products Fund - VIP Value Strategies Portfolio: Service Class 2 (FVSS2)

FRANKLIN TEMPLETON DISTRIBUTORS, INC.

Franklin Templeton Variable Insurance Products Trust - Franklin Allocation VIP Fund: Class 2 (FTVFA2)

Franklin Templeton Variable Insurance Products Trust - Franklin Rising Dividends VIP Fund: Class 1 (FTVRDI)*

Franklin Templeton Variable Insurance Products Trust - Templeton Foreign VIP Fund: Class 1 (TIF)

INVESCO INVESTMENTS

Invesco - Invesco V.I. Comstock Fund: Series II Shares (ACC2)

Invesco - Invesco V.I. American Franchise Fund: Series II Shares (ACEG2)

Invesco - Invesco V.I. Core Equity Fund: Series II Shares (AVCE2)

Invesco - Invesco V.I. Core Equity Fund: Series I Shares (AVGI)

Invesco - Invesco V.I. International Growth Fund: Series II Shares (AVIE2)

Invesco - Invesco V.I. Main Street Mid Cap Fund: Series I Shares (AVMCCI)

Invesco - Invesco V.I. Discovery Mid Cap Growth Fund: Series I (OVAG)

Invesco - Invesco V.I. Discovery Mid Cap Growth Fund: Series II (OVAG2)

Invesco - Invesco V.I. Main Street Fund: Series II (OVGIS)*

Invesco - Invesco V.I. Global Fund: Series I (OVGS)

Invesco - Invesco V.I. Global Fund: Series II (OVGSS)

Invesco Oppenheimer V.I. International Growth Fund: Series II (OVIGS)*

Invesco - Invesco V.I. Global Strategic Income Fund: Series I (OVSB)

Invesco - Invesco V.I. Global Strategic Income Fund: Series II (OVSBS)

Invesco - Invesco V.I. Main Street Small Cap Fund: Series I (OVSC)

Invesco - Invesco V.I. Main Street Small Cap Fund: Series II (OVSCS)

IVY INVESTMENTS

Ivy Variable Insurance Portfolios - Delaware Ivy Asset Strategy: Class II (WRASP)

LAZARD FUNDS

Lazard Retirement Series, Inc. - Lazard Retirement Emerging Markets Equity Portfolio: Service Shares (LZREMS)*

MASSACHUSETTS FINANCIAL SERVICES CO.

MFS(R) Variable Insurance Trust II - MFS Massachusetts Investors Growth Stock Portfolio: Service Class (M2IGSS)

MFS(R) Variable Insurance Trust - MFS Mid Cap Growth Series: Service Class (MMCGSC)

MFS(R) Variable Insurance Trust - MFS New Discovery Series: Service Class (MNDSC)

MFS(R) Variable Insurance Trust - MFS Value Series: Service Class (MVFSC)

MFS(R) Variable Insurance Trust II - MFS International Intrinsic Value Portfolio: Service Class (MVIVSC)

MORGAN STANLEY

Morgan Stanley Variable Insurance Fund, Inc. - Core Plus Fixed Income Portfolio: Class II (MSVF2)

NATIONWIDE FUNDS GROUP

Nationwide Variable Insurance Trust - NVIT Government Bond Fund: Class I (GBF)

Nationwide Variable Insurance Trust - NVIT Emerging Markets Fund: Class II (GEM2)

Nationwide Variable Insurance Trust - NVIT American Funds Asset Allocation Fund: Class II (GVAAA2)

Nationwide Variable Insurance Trust - NVIT American Funds Bond Fund: Class II (GVABD2)

Nationwide Variable Insurance Trust - NVIT American Funds Global Growth Fund: Class II (GVAGG2)

Nationwide Variable Insurance Trust - NVIT American Funds Growth-Income Fund: Class II (GVAGI2)

Nationwide Variable Insurance Trust - NVIT American Funds Growth Fund: Class II (GVAGR2)

Nationwide Variable Insurance Trust - NVIT Investor Destinations Moderately Aggressive Fund: Class II (GVDMA)

Nationwide Variable Insurance Trust - NVIT Investor Destinations Moderately Conservative Fund: Class II (GVDMC)

Nationwide Variable Insurance Trust - NVIT S&P 500 Index Fund: Class I (GVEX1)

Nationwide Variable Insurance Trust - NVIT S&P 500 Index Fund: Class II (GVEX2)

Nationwide Variable Insurance Trust - NVIT Investor Destinations Aggressive Fund: Class II (GVIDA)

Nationwide Variable Insurance Trust - NVIT Investor Destinations Conservative Fund: Class II (GVIDC)

Nationwide Variable Insurance Trust - NVIT Investor Destinations Moderate Fund: Class II (GVIDM)

NATIONWIDE VARIABLE ACCOUNT-7 NOTES TO FINANCIAL STATEMENTS DECEMBER 31, 2021

Nationwide Variable Insurance Trust - NVIT Federated High Income Bond Fund: Class I (HIBF)

Nationwide Variable Insurance Trust - NVIT Mid Cap Index Fund: Class I (MCIF)

Nationwide Variable Insurance Trust - NVIT Mid Cap Index Fund: Class II (MCIF2)

Nationwide Variable Insurance Trust - NVIT BNY Mellon Dynamic U.S. Equity Income: Class II (NVAMV2)

Nationwide Variable Insurance Trust - NVIT BNY Mellon Dynamic U.S. Equity Income: Class Z (NVAMVZ)

Nationwide Variable Insurance Trust - NVIT Core Bond Fund: Class I (NVCBD1)

Nationwide Variable Insurance Trust - NVIT Core Bond Fund: Class II (NVCBD2)

Nationwide Variable Insurance Trust - NVIT Blueprint(SM) Capital Appreciation Fund: Class II (NVCCA2)

Nationwide Variable Insurance Trust - NVIT Blueprint(SM) Conservative Fund: Class II (NVCCN2)

Nationwide Variable Insurance Trust - NVIT Blueprint(SM) Moderately Aggressive Fund: Class II (NVCMA2)

Nationwide Variable Insurance Trust - NVIT Blueprint(SM) Moderately Conservative Fund: Class II (NVCMC2)

Nationwide Variable Insurance Trust - NVIT Blueprint(SM) Moderate Fund: Class II (NVCMD2)

Nationwide Variable Insurance Trust - NVIT Blueprint(SM) Aggressive Fund: Class II (NVCRA2)

Nationwide Variable Insurance Trust - NVIT Blueprint(SM) Balanced Fund: Class II (NVCRB2)

Nationwide Variable Insurance Trust - NVIT Investor Destinations Balanced Fund: Class II (NVDBL2)

Nationwide Variable Insurance Trust - NVIT Investor Destinations Capital Appreciation Fund: Class II (NVDCA2)

Nationwide Variable Insurance Trust - NVIT International Equity Fund: Class II (NVIE6)

Nationwide Variable Insurance Trust - NVIT BNY Mellon Core Plus Bond Fund: Class II (NVLCP2)

Nationwide Variable Insurance Trust - NVIT AllianzGI International Growth Fund: Class II (NVMIG6)

Nationwide Variable Insurance Trust - NVIT Columbia Overseas Value Fund: Class X (NVMIVX)

Nationwide Variable Insurance Trust - NVIT Columbia Overseas Value Fund: Class Z (NVMIVZ)

Nationwide Variable Insurance Trust - NVIT Jacobs Levy Large Cap Growth Fund: Class II (NVMLG2)

Nationwide Variable Insurance Trust - NVIT Allspring Discovery Fund: Class II (NVMMG2)

Nationwide Variable Insurance Trust - NVIT Multi-Manager Mid Cap Value Fund: Class II (NVMMV2)

Nationwide Variable Insurance Trust - NVIT Neuberger Berman Multi Cap Opportunities Fund: Class II (NVNMO2)

Nationwide Variable Insurance Trust - NVIT BNY Mellon Sustainable U.S. Equity Fund: Class I (NVNSR1)

Nationwide Variable Insurance Trust - NVIT BNY Mellon Sustainable U.S. Equity Fund: Class II (NVNSR2)

Nationwide Variable Insurance Trust - NVIT BNY Mellon Dynamic U.S. Core Fund: Class I (NVOLG1)

Nationwide Variable Insurance Trust - NVIT BNY Mellon Dynamic U.S. Core Fund: Class II (NVOLG2)

Nationwide Variable Insurance Trust - NVIT Real Estate Fund: Class II (NVRE2)

Nationwide Variable Insurance Trust - NVIT Short Term Bond Fund: Class II (NVSTB2)

Nationwide Variable Insurance Trust - NVIT Columbia Overseas Value Fund: Class I (NVTIV3)

Nationwide Variable Insurance Trust - NVIT Government Money Market Fund: Class I (SAM)

Nationwide Variable Insurance Trust - NVIT Multi-Manager Small Company Fund: Class I (SCF)

Nationwide Variable Insurance Trust - NVIT Multi-Manager Small Company Fund: Class II (SCF2)

Nationwide Variable Insurance Trust - NVIT Multi-Manager Small Cap Growth Fund: Class II (SCGF2)

Nationwide Variable Insurance Trust - NVIT Multi-Manager Small Cap Value Fund: Class I (SCVF)

Nationwide Variable Insurance Trust - NVIT Multi-Manager Small Cap Value Fund: Class II (SCVF2)

Nationwide Variable Insurance Trust - NVIT AQR Large Cap Defensive Style Fund: Class II (TRF2)

NEUBERGER & BERMAN MANAGEMENT, INC.

Neuberger Berman Advisers Management Trust - Sustainable Equity Portfolio: Class I Shares (AMSRS)

PIMCO FUNDS

PIMCO Variable Insurance Trust - Emerging Markets Bond Portfolio: Advisor Class (PMVEBD)

PIMCO Variable Insurance Trust - International Bond Portfolio (unhedged): Advisor Class (PMVFAD)

PIMCO Variable Insurance Trust - Low Duration Portfolio: Advisor Class (PMVLAD)

PUTNAM INVESTMENTS

Putnam Variable Trust - Putnam VT Large Cap Value Fund: Class IB (PVEIB)

Putnam Variable Trust - Putnam VT Growth Opportunities Fund: Class IB (PVGOB)

Putnam Variable Trust - Putnam VT International Equity Fund: Class IB (PVTIGB)

Putnam Variable Trust - Putnam VT Small Cap Value Fund: Class IB (PVTSCB)

VAN ECK ASSOCIATES CORPORATION

VanEck VIP Trust - Global Resources Fund: Initial Class (VWHA)

VanEck VIP Trust - Global Resources Fund: Class S (VWHAS)

WELLS FARGO FUNDS

Allspring Variable Trust - VT Small Cap Growth Fund: Class 2 (WFVSCG)

*	At December 31, 2021, contract owners were not invested in this fund.

The contract owners’ equity is affected by the investment results of each fund, equity transactions by contract owners and certain contract expenses (see note 2). The accompanying financial statements include only contract owners’ purchase payments pertaining to the variable portions of their contracts and exclude any purchase payments for fixed dollar benefits, the latter being included in the accounts of the Company.

NATIONWIDE VARIABLE ACCOUNT-7 NOTES TO FINANCIAL STATEMENTS DECEMBER 31, 2021

A contract owner may choose from among a number of different underlying mutual fund options. The underlying mutual fund options are not available to the general public directly. The underlying mutual funds are available as investment options in variable life insurance policies or variable annuity contracts issued by life insurance companies or, in some cases, through participation in certain qualified pension or retirement plans.

Some of the underlying mutual funds have been established by investment advisers which manage publicly traded mutual funds having similar names and investment objectives. While some of the underlying mutual funds may be similar to, and may in fact be modeled after, publicly traded mutual funds, the underlying mutual funds are not otherwise directly related to any publicly traded mutual fund. Consequently, the investment performance of publicly traded mutual funds and any corresponding underlying mutual funds may differ substantially.

A purchase payment could be presented as a negative equity transaction in the Statements of Changes in Contract Owners’ Equity if a prior period purchase payment is refunded to a contract owner due to a contract cancellation during the free look period, and/or if a gain is realized by the contract owner during the free look period.

The Company allocates purchase payments to subaccounts and/or the fixed account as instructed by the contract owner. Shares of the subaccounts are purchased at Net Asset Value, then converted into accumulation units. Certain transactions may be subject to conditions imposed by the underlying mutual funds, as well as those set forth in the contract.

Unless listed below, the financial statements presented are as of December 31, 2021 and for each of the years in the two-year period ended December 31, 2021. For the subaccounts listed below with inception dates in 2021, the financial statements are as of December 31, 2021 and for the period from the inception date to December 31, 2021. For the subaccounts listed below with liquidation dates in 2021, the financial statements are for the period from January 1, 2021 to the liquidation date. For the subaccounts listed below with inception dates in 2020, the prior year financial statements reflect the period from inception date to December 31, 2020. For the subaccounts listed below with liquidation dates in 2020, the prior year financial statements reflect the period from January 1, 2020 to the liquidation date:

	Inception Date	Liquidation Date
Nationwide Variable Insurance Trust - NVIT S&P 500 Index Fund: Class I (GVEX1)	11/12/2021
Nationwide Variable Insurance Trust - NVIT Columbia Overseas Value Fund: Class X (NVMIVX)	10/16/2020
Nationwide Variable Insurance Trust - NVIT Columbia Overseas Value Fund: Class Z (NVMIVZ)	10/16/2020
Nationwide Variable Insurance Trust - NVIT Mellon Dynamic U.S. Equity Income: Class Z (NVAMVZ)	9/11/2020
Nationwide Variable Insurance Trust - NVIT S&P 500 Index Fund: Class II (GVEX2)	6/8/2020
Invesco - Invesco V.I. Discovery Mid Cap Growth Fund: Series I (OVAG)	4/30/2020
Invesco Oppenheimer V.I. Discovery Mid Cap Growth Fund: Series II (OVAG2)	4/30/2020

For the two-year period ending December 31, 2021, the following underlying mutual fund mergers occurred. Underlying mutual funds that were acquired during the period ending December 31, 2021 are no longer available as of December 31, 2021. Underlying mutual funds that were acquired during the period ending December 31, 2020 are no longer available as of December 31, 2020.

Acquired Underlying Mutual Fund	Acquiring Underlying Mutual Fund	Effective Date
Nationwide Variable Insurance Trust - NVIT DFA Capital Appreciation Fund: Class II (NVLCA2)	Nationwide Variable Insurance Trust - NVIT Investor Destinations Capital Appreciation Fund: Class II (NVDCA2)	10/23/2020
Nationwide Variable Insurance Trust - NVIT Multi-Manager International Value Fund: Class II (GVDIV2)	Nationwide Variable Insurance Trust - NVIT Columbia Overseas Value Fund: Class Z (NVMIVZ)	10/16/2020
Nationwide Variable Insurance Trust - NVIT Multi-Manager International Value Fund: Class I (GVDIVI)	Nationwide Variable Insurance Trust - NVIT Columbia Overseas Value Fund: Class X (NVMIVX)	10/16/2020
Nationwide Variable Insurance Trust - NVIT Multi-Manager Large Cap Value Fund: Class II (NVMLV2)	Nationwide Variable Insurance Trust - NVIT BNY Mellon Dynamic U.S. Equity Income: Class Z (NVAMVZ)	9/11/2020
Invesco - Invesco V.I. Mid Cap Growth Fund: Series I Shares (IVKMG1)	Invesco - Invesco V.I. Discovery Mid Cap Growth Fund: Series I (OVAG)	4/30/2020
Invesco - Invesco V.I. Mid Cap Growth Fund: Series II Shares (IVKMG2)	Invesco - Invesco V.I. Discovery Mid Cap Growth Fund: Series II (OVAG2)	4/30/2020

For the one-year period ended December 31, 2021, the following subaccount name changes occurred:

NATIONWIDE VARIABLE ACCOUNT-7 NOTES TO FINANCIAL STATEMENTS DECEMBER 31, 2021

Subaccount Abbreviation	Current Legal Name	Prior Legal Name	Effective Date
AVMCCI	Invesco - Invesco V.I. Main Street Mid Cap Fund: Series I Shares	Invesco - Invesco V.I. Mid Cap Core Equity Fund: Series I Shares	5/1/2021
OVAG	Invesco - Invesco V.I. Discovery Mid Cap Growth Fund: Series I	Invesco Oppenheimer V.I. Discovery Mid Cap Growth Fund: Series I	5/1/2021
OVAG2	Invesco - Invesco V.I. Discovery Mid Cap Growth Fund: Series II	Invesco Oppenheimer V.I. Discovery Mid Cap Growth Fund: Series II	5/1/2021
OVGIS	Invesco - Invesco V.I. Main Street Fund: Series II	Invesco Oppenheimer V.I. Main Street Fund: Series II	5/1/2021
OVGS	Invesco - Invesco V.I. Global Fund: Series I	Invesco Oppenheimer V.I. Global Fund: Series I	5/1/2021
OVGSS	Invesco - Invesco V.I. Global Fund: Series II	Invesco Oppenheimer V.I. Global Fund: Series II	5/1/2021
OVSB	Invesco - Invesco V.I. Global Strategic Income Fund: Series I	Invesco Oppenheimer V.I. Global Strategic Income Fund: Series I	5/1/2021
OVSBS	Invesco - Invesco V.I. Global Strategic Income Fund: Series II	Invesco Oppenheimer V.I. Global Strategic Income Fund: Series II	5/1/2021
OVSC	Invesco - Invesco V.I. Main Street Small Cap Fund: Series I	Invesco Oppenheimer V.I. Main Street Small Cap Fund: Series I	5/1/2021
OVSCS	Invesco - Invesco V.I. Main Street Small Cap Fund: Series II	Invesco Oppenheimer V.I. Main Street Small Cap Fund: Series II	5/1/2021
WRASP	Ivy Variable Insurance Portfolios - Delaware Ivy Asset Strategy: Class II	Ivy Variable Insurance Portfolios - Asset Strategy: Class II	7/1/2021
GVAAA2	Nationwide Variable Insurance Trust - NVIT American Funds Asset Allocation Fund: Class II	Nationwide Variable Insurance Trust - American Funds NVIT Asset Allocation Fund: Class II	5/1/2021
GVABD2	Nationwide Variable Insurance Trust - NVIT American Funds Bond Fund: Class II	Nationwide Variable Insurance Trust - American Funds NVIT Bond Fund: Class II	5/1/2021
GVAGG2	Nationwide Variable Insurance Trust - NVIT American Funds Global Growth Fund: Class II	Nationwide Variable Insurance Trust - American Funds NVIT Global Growth Fund: Class II	5/1/2021
GVAGI2	Nationwide Variable Insurance Trust - NVIT American Funds Growth-Income Fund: Class II	Nationwide Variable Insurance Trust - American Funds NVIT Growth-Income Fund: Class II	5/1/2021
GVAGR2	Nationwide Variable Insurance Trust - NVIT American Funds Growth Fund: Class II	Nationwide Variable Insurance Trust - American Funds NVIT Growth Fund: Class II	5/1/2021
HIBF	Nationwide Variable Insurance Trust - NVIT Federated High Income Bond Fund: Class I	Nationwide Variable Insurance Trust - Federated NVIT High Income Bond Fund: Class I	5/1/2021
NVAMV2	Nationwide Variable Insurance Trust - NVIT BNY Mellon Dynamic U.S. Equity Income: Class II	Nationwide Variable Insurance Trust - NVIT Mellon Dynamic U.S. Equity Income: Class II	8/31/2021
NVAMVZ	Nationwide Variable Insurance Trust - NVIT BNY Mellon Dynamic U.S. Equity Income: Class Z	Nationwide Variable Insurance Trust - NVIT Mellon Dynamic U.S. Equity Income: Class Z	8/31/2021
NVLCP2	Nationwide Variable Insurance Trust - NVIT BNY Mellon Core Plus Bond Fund: Class II	Nationwide Variable Insurance Trust - NVIT Core Plus Bond Fund: Class II	9/7/2021
NVMMG2	Nationwide Variable Insurance Trust - NVIT Allspring Discovery Fund: Class II	Nationwide Variable Insurance Trust - NVIT Wells Fargo Discovery Fund: Class II	12/6/2021
NVNMO2	Nationwide Variable Insurance Trust - NVIT Neuberger Berman Multi Cap Opportunities Fund: Class II	Nationwide Variable Insurance Trust - Neuberger Berman NVIT Multi Cap Opportunities Fund: Class II	5/1/2021
NVNSR1	Nationwide Variable Insurance Trust - NVIT BNY Mellon Sustainable U.S. Equity Fund: Class I	Nationwide Variable Insurance Trust - NVIT Newton Sustainable U.S. Equity Fund: Class I	8/31/2021
NVNSR2	Nationwide Variable Insurance Trust - NVIT BNY Mellon Sustainable U.S. Equity Fund: Class II	Nationwide Variable Insurance Trust - NVIT Newton Sustainable U.S. Equity Fund: Class II	8/31/2021
NVOLG1	Nationwide Variable Insurance Trust - NVIT BNY Mellon Dynamic U.S. Core Fund: Class I	Nationwide Variable Insurance Trust - NVIT Mellon Dynamic U.S. Core Fund: Class I	8/31/2021
NVOLG2	Nationwide Variable Insurance Trust - NVIT BNY Mellon Dynamic U.S. Core Fund: Class II	Nationwide Variable Insurance Trust - NVIT Mellon Dynamic U.S. Core Fund: Class II	8/31/2021
PVEIB	Putnam Variable Trust - Putnam VT Large Cap Value Fund: Class IB	Putnam Variable Trust - Putnam VT Equity Income Fund: Class IB	5/1/2021
VWHA	VanEck VIP Trust - Global Resources Fund: Initial Class	VanEck VIP Trust - Global Hard Assets Fund: Initial Class	5/1/2021
VWHAS	VanEck VIP Trust - Global Resources Fund: Class S	VanEck VIP Trust - Global Hard Assets Fund: Class S	5/1/2021
WFVSCG	Allspring Variable Trust - VT Small Cap Growth Fund: Class 2	Wells Fargo Variable Trust - VT Small Cap Growth Fund: Class 2	10/11/2021

(c) Security Valuation, Transactions and Related Investment Income

Investments in underlying mutual funds are valued at the closing Net Asset Value per share at December 31, 2021 of such funds. The cost of investments sold is determined on a first in - first out basis. Investment transactions are accounted for on the trade date (date the order to buy or sell is executed), and dividends and capital gain distributions are accrued as of the ex-dividend date and are reinvested in the underlying mutual funds.

(d) Federal Income Taxes

Operations of the Separate Account form a part of, and are taxed with, operations of the Company which is taxed as a life insurance company under the Internal Revenue Code. The Company does not provide for income taxes within the Separate Account. Taxes are generally the responsibility of the contract owner upon termination or withdrawal.

NATIONWIDE VARIABLE ACCOUNT-7 NOTES TO FINANCIAL STATEMENTS DECEMBER 31, 2021

(e) Use of Estimates in the Preparation of Financial Statements

The preparation of financial statements in conformity with U.S. generally accepted accounting principles may require management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities, if any, at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

(f) Calculation of Annuity Reserves

At each financial reporting date, the Separate Account financial statements include an aggregate amount of net assets allocated to future contract benefits for the contracts in the payout (annuitization) period. The payout (annuitization) period begins when amounts accumulated under the contract (the contract value) are applied according to the payment method selected by the contract owner.

Annuity reserves are computed for contracts in the variable payout stage according to industry standard mortality tables. The assumed investment return is 3.5% unless the annuitant elects otherwise, in which case the rate may vary from 3.5% to 6%, as regulated by the laws of the respective states. The mortality risk is fully borne by the Company and may result in additional amounts being transferred into the Separate Account by the Company to cover greater longevity of annuitants than expected. Conversely, if reserves exceed amounts required, transfers may be made to the Company.

(g) COVID-19

Equity and financial markets have experienced significant volatility and interest rates have experienced significant declines primarily driven by the COVID-19 pandemic. These conditions have and may continue to impact the Company’s operations and financial condition. The extent to which the COVID-19 pandemic may impact the Company’s operations and financial condition will depend on future developments which are evolving and uncertain.

(h) Subsequent Events

The Company evaluated subsequent events through the date the financial statements were available to be issued with the Securities and Exchange Commission, and no subsequent events have occurred requiring accrual or disclosures.

(2) Expenses

The Separate Account assesses charges associated with the contract. These charges are either assessed as a direct reduction in unit values or through a redemption of units from the subaccounts contained within the Separate Account. The assessment of charges varies based on the contract and any additional riders or benefits elected. The additional riders or benefits and related charges specific to each contract are described in detail in the applicable prospectus. Maximum variable account charges for contracts offered through the Separate Account range from 1.30% to 3.65%.

Contract Charges
Recurring Variable Account Charges - assessed through a reduction in unit values	Equal, on an annualized basis, to 0.95% - 1.40% of the daily value of the allocations to the underlying fund options
Contract Maintenance Charge - assessed through a redemption of units	Up to $30 annually
Contingent Deferred Sales Charge - assessed on the amount of purchase payment surrendered	0.00% - 7.00%
Maximum Contingent Deferred Sales Charge Period	7 years
Rider Charges - annualized and assessed through either a reduction in unit value or the redemption of units
Reduced Purchase Payment Option	0.25%
Five Year CDSC Option	0.15%
CDSC Waiver Options	0.05% - 0.15%
One-Year Enhanced Death Benefit Option	0.15%
Greater of One-Year or 5% Enhanced Death Benefit Option	0.20%
One-Year Step Up Death Benefit Option	0.05%
5% Enhanced Death Benefit Option	0.10%
Guaranteed Minimum Income Benefit Option 1	0.45%
Guaranteed Minimum Income Benefit Option 2	0.30%
Extra Value Option (EV)	0.45%
Beneficiary Protector Option	0.40%
Capital Preservation Plus Option	0.50%

(3) Annuity Benefits

Annuity benefit proceeds result in a redemption of the policy value from the Separate Account and payment of those proceeds, less any outstanding policy loans (and policy charges), to the legal beneficiary. For last survivor flexible premium policies, the proceeds are payable on the death of the last surviving insured. In the event that the guaranteed death benefit exceeds the policy value on the date of death, the excess is paid by the Company’s general account.

NATIONWIDE VARIABLE ACCOUNT-7 NOTES TO FINANCIAL STATEMENTS DECEMBER 31, 2021

(4) Related Party Transactions

The Company performs various services on behalf of the mutual fund companies in which the Separate Account invests and may receive fees for the services performed. These services include, among other things, shareholder communications, postage, fund transfer agency and various other record keeping and customer service functions. These fees are paid to an affiliate of the Company.

Contract owners may, with certain restrictions, transfer their assets between the Separate Account and a fixed dollar contract (fixed account) maintained in the accounts of the Company. The fixed account assets are not reflected in the accompanying financial statements. In addition, the Separate Account portion of contract owner loans is transferred to the accounts of the Company for administration and collection. Loan repayments are transferred to the Separate Account at the direction of the contract owner. For the years ended December 31, 2021 and 2020, total transfers to the Separate Account from the fixed account were $631,405 and $811,457, respectively, and total transfers from the Separate Account to the fixed account were $2,540,554 and $4,172,600, respectively. Transfers from the Separate Account to the fixed account are included in redemptions, and transfers to the Separate Account from the fixed account are included in purchase payments received from contract owners, as applicable, on the accompanying Statements of Changes in Contract Owners’ Equity.

(5) Fair Value Measurement

FASB ASC 820, Fair Value Measurements and Disclosures, defines fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. In determining fair value, the Separate Account generally uses the market approach as the valuation technique due to the nature of the mutual fund investments offered in the Separate Account. This technique maximizes the use of observable inputs and minimizes the use of unobservable inputs.

In accordance with FASB ASC 820, the Separate Account categorized its financial instruments into a three-level hierarchy based on the priority of the inputs to the valuation technique. The fair value hierarchy gives the highest priority to quoted prices in active markets for identical assets or liabilities (Level 1) and the lowest priority to unobservable inputs (Level 3). If the inputs used to measure fair value fall within different levels of the hierarchy, the category level is based on the lowest priority level input that is significant to the fair value measurement of the instrument in its entirety.

The Separate Account categorizes financial assets recorded at fair value as follows:

•

Level 1 – Unadjusted quoted prices accessible in active markets and mutual funds where the value per share (unit) is determined and published and is the basis for current transactions for identical assets or liabilities at the measurement date.

•

Level 2 – Unadjusted quoted prices for similar assets or liabilities in active markets, quotes prices for identical or similar assets or liabilities in markets that are not active or inputs (other than quotes prices) that are observable or that are derived principally from or corroborated by observable market data through correlation or other means. Primary inputs to this valuation technique may include comparative trades, bid/asks, interest rate movements, U.S. Treasury rates, London Interbank Offered Rate, Secures Overnight Financing Rate, prime rates, cash flows, maturity dates, callability, estimated prepayments and/or underlying collateral values.

•

Level 3 – Prices or valuation techniques that require inputs that are both unobservable and significant to the overall fair value measurement. Inputs reflect management’s best estimate about the assumptions market participants would use at the measurement date in pricing the asset or liability. Consideration is given to the risk inherent in both the method of valuation and the valuation inputs.

The following table summarizes assets measured at fair value on a recurring basis as of December 31, 2021:

	Level 1	Level 2	Level 3	Total
Separate Account Investments	$427,199,544	$-	$-	$427,199,544

NATIONWIDE VARIABLE ACCOUNT-7 NOTES TO FINANCIAL STATEMENTS DECEMBER 31, 2021

The cost of purchases and proceeds from sales of Investments for the year ended December 31, 2021 are as follows:

Subaccount Abbreviation*	Purchases of Investments	Sales of Investments
ALVGIB	$16,779	$308,822
ALVIVB	3,522	17,857
ALVPGB	115,635	88,876
ALVSVB	71,773	348,103
MLVGA3	347,392	158,334
DSIF	35,363	69,589
DSIFS	193,889	2,594,075
DSRG	3,402	1,941
DVMCSS	33,501	3,256
DVSCS	5,350	11,932
ETVFR	4,270	851
FHIBS	99,128	305,297
FQB	52,164	327,684
FQBS	69,177	150,886
FVK2	4,591	1,633
FVU2S	7,557	9,945
FAM2	10,945	17,724
FAMG2	11,706	13,856
FAMGP	38,689	151,649
FAMGS	13,356	99,099
FAMP	31,438	254,324
FAMS	15,674	96,266
FB2	122,440	126,367
FBP	1,507,434	1,474,556
FBS	191,967	157,713
FDCA2	155,909	256,266
FDCAS	77,360	9,577
FEI2	1,080,588	745,010
FEIP	973,715	878,903
FEIS	856,304	743,357
FG2	2,195,672	1,011,346
FGI2	255,600	338,620
FGIP	217,444	5,464,576
FGIS	150,804	6,131,207
FGP	3,697,760	2,319,477
FGS	2,771,146	2,014,864
FHI2	143,537	142,875
FHIP	342,150	468,788
FHIS	120,197	211,156
FIGBP	688,846	711,759
FIP	688,520	2,757,940
FMC2	94,644	14,619,756
FMCP	642,117	452,144
FMCS	27,861	8,947,038
FMMP	2,054,342	1,860,945
FO2	181,868	214,632
FOP	474,671	885,050
FOS	143,154	111,123
FV2	48,297	52,730
FVS	29,932	8,891
FVSS	14,143	5,366
FVSS2	124,071	85,767
FTVFA2	10,766	108,256
FTVRDI	42,677	1,192,769
TIF	1,336	20,334
ACC2	53,026	589,783
ACEG2	261,165	2,762,237
AVCE2	11,907	106,275
AVGI	58,891	6,238
AVIE2	5,587	10,331
AVMCCI	621	14,603
OVAG	2,251	864
OVAG2	18,645	46,753
OVGIS	262,552	4,873,149
OVGS	12,061	38,180
OVGSS	195,690	457,854
OVIGS	5,851	72,038
OVSB	13,666	4,090
OVSBS	161,902	342,637
OVSC	75,730	34,500
OVSCS	26,014	22,947
WRASP	30,720	21,322
LZREMS	1,822	91,657
M2IGSS	203,833	118,726
MMCGSC	495,484	263,670

NATIONWIDE VARIABLE ACCOUNT-7 NOTES TO FINANCIAL STATEMENTS DECEMBER 31, 2021

MNDSC	280,282	313,916
MVFSC	78,531	343,870
MVIVSC	23,027	40,521
MSVF2	42,852	28,929
GBF	158,749	487,451
GEM2	103,175	130,163
GVAAA2	592,634	392,611
GVABD2	25,538	65,796
GVAGG2	49,494	309,124
GVAGI2	28,197	58,479
GVAGR2	2,319,215	429,884
GVDMA	257,612	1,230,178
GVDMC	91,622	805,035
GVEX1	4,956,526	30,011
GVEX2	8,203,391	104,862
GVIDA	55,018	199,647
GVIDC	111,407	142,377
GVIDM	565,233	3,351,772
HIBF	2,196	4,001
MCIF	59,855	17,475
MCIF2	21,782,698	407,292
NVAMV2	856	50,573
NVAMVZ	75,896	302,801
NVCBD1	1,103	249
NVCBD2	28,874	21,405
NVCCA2	1,139	10,692
NVCCN2	31,684	58,293
NVCMA2	74	5,119
NVCMC2	801	21,790
NVCMD2	3,460	94,255
NVCRA2	1,862	752
NVCRB2	9,119	72,611
NVDBL2	131,812	203,645
NVDCA2	786	33,896
NVIE6	1,575	11,352
NVLCP2	19,447	21,739
NVMIG6	86,455	3,011
NVMIVX	869	293
NVMIVZ	10,915	20,159
NVMLG2	6,374	2,221
NVMMG2	25,816	11,838
NVMMV2	1,789	8,958
NVNMO2	1,794	3,844
NVNSR1	1,545	140
NVNSR2	2,486	205
NVOLG1	2,306,172	6,176,311
NVOLG2	5,198,110	3,930,424
NVRE2	15,479	73,505
NVSTB2	400	12,959
NVTIV3	65	141
SAM	2,805,062	4,015,256
SCF	3,665	13,059
SCF2	45,727	104,871
SCGF2	69,386	46,913
SCVF	-	16,522
SCVF2	10,202	131,367
TRF2	1,656	2,036
AMSRS	18,936	3,322
PMVEBD	3,485	150
PMVFAD	2,064	37,890
PMVLAD	86,907	30,634
PVEIB	11,119	20,564
PVGOB	42,392	96,760
PVTIGB	1,970	4,786
PVTSCB	137	24,059
VWHA	25	225
VWHAS	1,057	2,945
WFVSCG	13,521	2,717

	$74,081,311	$94,039,662

*	Represents abbreviation of investment name. For full investment name and related abbreviation, see note 1(b).

NATIONWIDE VARIABLE ACCOUNT-7 NOTES TO FINANCIAL STATEMENTS DECEMBER 31, 2021

(6) Financial Highlights

The Company offers several variable annuity products through the Separate Account that have unique combinations of features and fees that are assessed to the contract owner. Differences in fee structures result in a variety of contract expense rates, unit fair values and total returns. The following tabular presentation is a summary of units, unit fair values, contract owners’ equity outstanding and contract expense rates for variable annuity contracts as of December 31, 2021, and the investment income ratio and total return for each of the periods in the five-year period ended December 31, 2021. The information is presented as a range of minimum to maximum values based upon product grouping. The range is determined by identifying the lowest and the highest contract expense rate for contracts with units outstanding as of the balance sheet date. The unit fair values and total returns related to these identified contract expense rates are also disclosed as a range below. Accordingly, some individual contract amounts may not be within the ranges presented. Total return and investment income ratio for periods with no ending Contract Owners’ Equity were considered to be irrelevant, and therefore are not presented. Contract Owners’ Equity presented below may not agree to the Contract Owners’ Equity presented in the Statements of Changes in Contract Owners’ Equity due to reserves for annuity contracts in payout.

	Contract Expense Rate*			Units	Unit Fair Value			Contract Owners’ Equity	Investment Income Ratio**	Total Return***
AllianceBernstein Variable Products Series Fund, Inc. - AB VPS Growth and Income Portfolio: Class B (ALVGIB)
2021	0.95%	to	1.60%	44,313	$38.06	to	$33.40	$1,626,921	0.62%	26.62%	to	25.79%
2020	0.95%	to	1.65%	52,616	30.06	to	26.29	1,527,739	1.32%	1.50%	to	0.78%
2019	0.95%	to	1.75%	56,557	29.62	to	25.62	1,621,462	1.02%	22.44%	to	21.45%
2018	0.95%	to	1.85%	63,789	24.19	to	20.74	1,494,042	0.74%	-6.74%	to	-7.60%
2017	0.95%	to	1.85%	70,036	25.94	to	22.44	1,760,193	1.21%	17.47%	to	16.41%
AllianceBernstein Variable Products Series Fund, Inc. - AB VPS International Value Portfolio: Class B (ALVIVB)
2021	0.95%	to	1.80%	10,287	21.06	to	17.74	205,778	1.65%	9.80%	to	8.86%
2020	0.95%	to	1.80%	11,035	19.18	to	16.30	201,855	1.55%	1.24%	to	0.37%
2019	0.95%	to	1.80%	11,466	18.94	to	16.24	207,776	0.79%	15.68%	to	14.69%
2018	0.95%	to	1.80%	13,071	16.38	to	14.16	204,176	1.01%	-23.71%	to	-24.37%
2017	0.95%	to	1.80%	16,588	21.47	to	18.72	342,425	1.94%	23.91%	to	22.85%
AllianceBernstein Variable Products Series Fund, Inc. - AB VPS Large Cap Growth Portfolio: Class B (ALVPGB)
2021	0.95%	to	1.60%	28,442	60.98	to	53.50	1,648,320	0.00%	27.43%	to	26.59%
2020	0.95%	to	1.60%	29,668	47.86	to	42.26	1,353,878	0.00%	33.86%	to	32.99%
2019	0.95%	to	1.60%	33,723	35.75	to	31.78	1,154,752	0.00%	33.09%	to	32.21%
2018	0.95%	to	2.00%	47,218	26.86	to	22.44	1,188,099	0.00%	1.35%	to	0.26%
2017	0.95%	to	2.00%	50,013	26.50	to	22.38	1,250,101	0.00%	30.43%	to	29.05%
AllianceBernstein Variable Products Series Fund, Inc. - AB VPS Small/Mid Cap Value Portfolio: Class B (ALVSVB)
2021	0.95%	to	1.80%	46,237	55.74	to	46.96	2,466,927	0.60%	34.32%	to	33.17%
2020	0.95%	to	1.80%	51,694	41.50	to	35.27	2,056,575	0.77%	2.07%	to	1.20%
2019	0.95%	to	1.80%	61,514	40.65	to	34.85	2,409,622	0.32%	18.76%	to	17.74%
2018	0.95%	to	1.80%	65,201	34.23	to	29.60	2,155,169	0.22%	-16.10%	to	-16.83%
2017	0.95%	to	1.80%	74,486	40.80	to	35.59	2,944,428	0.24%	11.78%	to	10.82%
BlackRock Variable Series Funds, Inc. - BlackRock Global Allocation V.I. Fund: Class III (MLVGA3)
2021	0.95%	to	1.55%	71,047	23.91	to	22.14	1,655,364	0.82%	5.40%	to	4.77%
2020	0.95%	to	1.55%	74,605	22.69	to	21.13	1,652,395	1.33%	19.56%	to	18.84%
2019	0.95%	to	1.55%	75,010	18.97	to	17.78	1,393,629	1.25%	16.64%	to	15.93%
2018	0.95%	to	1.55%	81,650	16.27	to	15.34	1,303,613	0.84%	-8.46%	to	-9.02%
2017	0.95%	to	1.55%	86,640	17.77	to	16.86	1,514,433	1.17%	12.63%	to	11.95%
BNY Mellon Stock Index Fund, Inc.: Initial Shares (DSIF)
2021	0.95%	to	1.50%	13,617	53.57	to	48.04	709,983	1.13%	27.19%	to	26.49%
2020	0.95%	to	1.50%	15,045	42.12	to	37.98	617,599	1.58%	16.89%	to	16.24%
2019	0.95%	to	1.50%	15,566	36.03	to	32.67	547,214	1.73%	29.94%	to	29.22%
2018	0.95%	to	1.50%	15,947	27.73	to	25.29	432,005	1.64%	-5.55%	to	-6.07%
2017	0.95%	to	1.50%	19,503	29.36	to	26.92	560,302	1.66%	20.39%	to	19.72%
BNY Mellon Stock Index Fund, Inc.: Service Shares (DSIFS)
2020	0.95%	to	1.60%	45,422	45.52	to	40.52	2,006,711	1.31%	16.59%	to	15.83%
2019	0.95%	to	1.60%	50,797	39.04	to	34.98	1,919,690	1.46%	29.60%	to	28.75%
2018	0.95%	to	1.60%	57,318	30.12	to	27.17	1,672,646	1.38%	-5.76%	to	-6.39%
2017	0.95%	to	1.80%	69,346	31.96	to	28.17	2,156,056	1.49%	20.06%	to	19.04%
BNY Mellon Sustainable U.S. Equity Portfolio, Inc.: Initial Shares (DSRG)
2021	1.10%			2,819	45.56			128,467	0.74%	25.60%
2020	1.10%			2,835	36.27			102,827	1.07%	22.78%
2019	1.10%			2,800	29.54			82,716	1.44%	32.88%
2018	1.10%			2,812	22.23			62,538	1.95%	-5.46%
2017	0.95%	to	1.10%	3,529	24.08	to	23.52	83,096	1.13%	14.24%	to	14.07%

NATIONWIDE VARIABLE ACCOUNT-7 NOTES TO FINANCIAL STATEMENTS DECEMBER 31, 2021

	Contract Expense Rate*			Units	Unit Fair Value			Contract Owners’ Equity	Investment Income Ratio**	Total Return***
BNY Mellon Investment Portfolios - MidCap Stock Portfolio: Service Shares (DVMCSS)
2021	0.95%	to	1.20%	6,514	18.05	to	17.70	117,061	0.33%	24.37%	to	24.05%
2020	0.95%	to	1.15%	4,714	14.51	to	14.32	68,030	0.40%	6.82%	to	6.61%
2019	0.95%	to	1.15%	4,796	13.59	to	13.43	64,823	0.45%	18.72%	to	18.48%
2018	0.95%	to	1.15%	6,042	11.44	to	11.34	68,911	0.34%	-16.49%	to	-16.66%
2017	0.95%	to	1.15%	6,204	13.70	to	13.60	84,777	0.91%	13.95%	to	13.72%
BNY Mellon Investment Portfolios - Small Cap Stock Index Portfolio: Service Shares (DVSCS)
2021	0.95%	to	1.35%	4,867	56.21	to	51.93	265,906	0.66%	24.95%	to	24.44%
2020	0.95%	to	1.35%	5,045	44.99	to	41.73	220,997	1.10%	9.59%	to	9.14%
2019	0.95%	to	1.35%	5,508	41.06	to	38.24	220,471	0.88%	21.05%	to	20.56%
2018	0.95%	to	1.35%	5,706	33.92	to	31.72	189,031	0.79%	-9.84%	to	-10.21%
2017	0.95%	to	1.35%	5,801	37.62	to	35.32	213,342	0.72%	11.34%	to	10.89%
Eaton Vance Variable Trust - Eaton Vance VT Floating-Rate Income Fund: Initial Class (ETVFR)
2021	0.95%	to	1.15%	3,181	11.73	to	11.55	37,178	2.90%	2.64%	to	2.43%
2020	0.95%	to	1.15%	2,946	11.42	to	11.27	33,547	3.31%	1.03%	to	0.83%
2019	0.95%	to	1.30%	3,593	11.31	to	11.08	40,518	4.40%	6.06%	to	5.69%
2018	0.95%	to	1.30%	3,000	10.66	to	10.49	31,907	3.98%	-1.04%	to	-1.39%
2017	0.95%	to	1.30%	3,571	10.77	to	10.63	38,351	3.23%	2.46%	to	2.10%
Federated Hermes Insurance Series - Federated Hermes High Income Bond Fund II: Service Shares (FHIBS)
2021	0.95%	to	1.75%	49,109	31.68	to	26.96	1,487,958	4.93%	3.45%	to	2.62%
2020	0.95%	to	1.75%	57,677	30.62	to	26.28	1,699,074	5.91%	4.46%	to	3.61%
2019	0.95%	to	1.75%	65,510	29.32	to	25.36	1,852,017	5.73%	13.04%	to	12.13%
2018	0.95%	to	1.80%	69,383	25.93	to	22.42	1,738,349	7.88%	-4.35%	to	-5.18%
2017	0.95%	to	1.80%	77,738	27.11	to	23.65	2,039,056	6.56%	5.55%	to	4.65%
Federated Hermes Insurance Series - Federated Hermes Quality Bond Fund II: Primary Shares (FQB)
2021	0.95%	to	1.55%	35,481	19.00	to	16.87	655,492	3.07%	-2.33%	to	-2.92%
2020	0.95%	to	1.55%	51,603	19.46	to	17.38	975,371	2.72%	7.09%	to	6.44%
2019	0.95%	to	1.55%	53,565	18.17	to	16.33	947,394	2.73%	8.40%	to	7.75%
2018	0.95%	to	1.55%	51,627	16.76	to	15.16	844,472	3.57%	-1.54%	to	-2.14%
2017	0.95%	to	1.55%	79,480	17.02	to	15.49	1,328,508	3.04%	3.05%	to	2.43%
Federated Hermes Insurance Series - Federated Hermes Quality Bond Fund II: Service Shares (FQBS)
2021	0.95%	to	1.85%	62,978	18.31	to	15.30	1,116,386	2.34%	-2.60%	to	-3.48%
2020	0.95%	to	1.85%	69,014	18.79	to	15.85	1,255,763	2.60%	6.84%	to	5.86%
2019	0.95%	to	1.85%	76,332	17.59	to	14.97	1,300,115	2.72%	8.13%	to	7.15%
2018	0.95%	to	1.85%	83,224	16.27	to	13.97	1,313,934	2.95%	-1.73%	to	-2.63%
2017	0.95%	to	1.85%	98,393	16.55	to	14.35	1,581,142	3.21%	2.77%	to	1.84%
Federated Hermes Insurance Series - Federated Hermes Kaufmann Fund II: Primary Shares (FVK2)
2021	0.95%	to	1.20%	1,672	41.52	to	40.29	68,226	0.00%	1.54%	to	1.28%
2020	0.95%	to	1.20%	1,694	40.89	to	39.79	68,141	0.00%	27.57%	to	27.25%
2019	0.95%	to	1.20%	1,722	32.05	to	31.27	54,379	0.00%	32.55%	to	32.22%
2018	0.95%	to	1.20%	1,748	24.18	to	23.65	41,755	0.00%	2.85%	to	2.59%
2017	0.95%	to	1.50%	4,474	23.51	to	22.51	103,020	0.00%	27.11%	to	26.41%
Federated Hermes Insurance Series - Federated Hermes Managed Volatility Fund II: Service Shares (FVU2S)
2021	0.95%	to	1.40%	33,920	12.58	to	12.39	425,111	1.56%	17.13%	to	16.60%
2020	0.95%	to	1.40%	34,289	10.74	to	10.63	367,308	2.27%	-0.25%	to	-0.70%
2019	0.95%	to	1.40%	41,532	10.77	to	10.70	446,505	1.99%	18.78%	to	18.24%
2018	0.95%	to	1.60%	44,308	9.07	to	9.04	401,515	0.00%	-9.34%	to	-9.56%	****
Fidelity Variable Insurance Products Fund - VIP Asset Manager Portfolio: Service Class 2 (FAM2)
2021	0.95%	to	1.45%	23,458	24.24	to	21.72	562,781	1.41%	8.64%	to	8.09%
2020	0.95%	to	1.45%	23,975	22.31	to	20.10	529,761	1.16%	13.45%	to	12.87%
2019	0.95%	to	1.45%	31,945	19.67	to	17.80	622,509	1.58%	16.89%	to	16.30%
2018	0.95%	to	1.45%	35,276	16.82	to	15.31	588,494	1.44%	-6.52%	to	-6.99%
2017	0.95%	to	1.45%	38,999	18.00	to	16.46	696,703	1.64%	12.67%	to	12.10%
Fidelity Variable Insurance Products Fund - VIP Asset Manager Growth Portfolio: Service Class 2 (FAMG2)
2021	0.95%	to	1.60%	19,825	23.40	to	20.29	459,187	1.21%	12.61%	to	11.87%
2020	0.95%	to	1.60%	20,260	20.78	to	18.14	416,879	0.90%	15.84%	to	15.08%
2019	0.95%	to	1.60%	24,283	17.94	to	15.76	431,906	1.32%	21.33%	to	20.54%
2018	0.95%	to	1.60%	25,825	14.78	to	13.07	378,708	1.18%	-8.76%	to	-9.36%
2017	0.95%	to	1.60%	26,473	16.20	to	14.43	425,627	1.05%	17.37%	to	16.60%

NATIONWIDE VARIABLE ACCOUNT-7 NOTES TO FINANCIAL STATEMENTS DECEMBER 31, 2021

	Contract Expense Rate*			Units	Unit Fair Value			Contract Owners’ Equity	Investment Income Ratio**	Total Return***
Fidelity Variable Insurance Products Fund - VIP Asset Manager Growth Portfolio: Initial Class (FAMGP)
2021	1.30%	to	1.50%	27,471	36.01	to	29.39	966,565	1.36%	12.48%	to	12.25%
2020	1.30%	to	1.50%	31,233	32.02	to	26.18	977,695	1.17%	15.74%	to	15.51%
2019	1.30%	to	1.50%	32,891	27.66	to	22.66	891,048	1.47%	21.23%	to	20.99%
2018	1.30%	to	1.50%	39,786	22.82	to	18.73	889,858	1.40%	-8.86%	to	-9.04%
2017	1.30%	to	1.50%	43,364	25.04	to	20.59	1,064,817	1.15%	17.19%	to	16.95%
Fidelity Variable Insurance Products Fund - VIP Asset Manager Growth Portfolio: Service Class (FAMGS)
2021	0.95%	to	1.40%	16,154	31.03	to	23.62	480,967	1.25%	12.81%	to	12.29%
2020	0.95%	to	1.40%	19,401	27.51	to	21.04	515,604	0.99%	16.04%	to	15.51%
2019	0.95%	to	1.40%	21,283	23.70	to	18.21	488,527	1.37%	21.49%	to	20.94%
2018	0.95%	to	1.40%	24,888	19.51	to	15.06	472,372	1.32%	-8.64%	to	-9.05%
2017	0.95%	to	1.40%	27,156	21.36	to	16.56	565,519	1.18%	17.57%	to	17.04%
Fidelity Variable Insurance Products Fund - VIP Asset Manager Portfolio: Initial Class (FAMP)
2021	1.30%	to	1.45%	43,253	34.52	to	29.14	1,450,008	1.51%	8.49%	to	8.33%
2020	1.30%	to	1.45%	50,279	31.82	to	26.90	1,558,148	1.48%	13.38%	to	13.21%
2019	1.30%	to	1.45%	56,988	28.06	to	23.76	1,559,975	1.75%	16.71%	to	16.53%
2018	1.30%	to	1.45%	64,901	24.05	to	20.39	1,524,168	1.52%	-6.59%	to	-6.73%
2017	1.30%	to	1.45%	76,879	25.74	to	21.86	1,935,133	1.83%	12.63%	to	12.45%
Fidelity Variable Insurance Products Fund - VIP Asset Manager Portfolio: Service Class (FAMS)
2021	0.95%	to	1.05%	25,603	30.59	to	29.86	779,053	1.41%	8.76%	to	8.65%
2020	0.95%	to	1.05%	28,575	28.13	to	27.49	799,601	1.25%	13.65%	to	13.53%
2019	0.95%	to	1.05%	38,052	24.75	to	24.21	934,385	1.57%	17.04%	to	16.92%
2018	0.95%	to	1.05%	49,824	21.15	to	20.71	1,044,742	1.54%	-6.34%	to	-6.44%
2017	0.95%	to	1.05%	56,801	22.58	to	22.13	1,272,041	1.71%	12.86%	to	12.75%
Fidelity Variable Insurance Products Fund - VIP Balanced Portfolio: Service Class 2 (FB2)
2021	0.95%	to	1.60%	41,627	36.75	to	31.87	1,479,945	0.72%	16.87%	to	16.10%
2020	0.95%	to	1.60%	44,747	31.45	to	27.45	1,363,167	1.25%	20.97%	to	20.17%
2019	0.95%	to	1.60%	50,153	26.00	to	22.84	1,264,520	1.56%	22.94%	to	22.13%
2018	0.95%	to	1.60%	52,456	21.15	to	18.70	1,077,103	1.27%	-5.35%	to	-5.98%
2017	0.95%	to	1.60%	54,960	22.34	to	19.89	1,194,123	1.08%	15.02%	to	14.26%
Fidelity Variable Insurance Products Fund - VIP Balanced Portfolio: Initial Class (FBP)
2021	1.30%	to	1.50%	216,501	62.37	to	41.46	12,944,326	0.92%	16.73%	to	16.49%
2020	1.30%	to	1.50%	230,735	53.44	to	35.59	11,844,915	1.42%	20.80%	to	20.55%
2019	1.30%	to	1.50%	262,331	44.24	to	29.52	11,178,690	1.72%	22.89%	to	22.64%
2018	1.30%	to	1.50%	284,758	36.00	to	24.07	9,893,328	1.43%	-5.47%	to	-5.67%
2017	1.30%	to	1.50%	310,198	38.08	to	25.52	11,421,908	1.44%	14.92%	to	14.68%
Fidelity Variable Insurance Products Fund - VIP Balanced Portfolio: Service Class (FBS)
2021	0.95%	to	1.10%	56,080	43.76	to	35.26	2,436,374	0.84%	17.01%	to	16.83%
2020	0.95%	to	1.10%	59,304	37.40	to	30.18	2,202,595	1.37%	21.16%	to	20.98%
2019	0.95%	to	1.10%	65,209	30.87	to	24.95	1,999,779	1.64%	23.12%	to	22.93%
2018	0.95%	to	1.10%	69,964	25.07	to	20.29	1,743,542	1.36%	-5.18%	to	-5.33%
2017	0.95%	to	1.10%	82,925	26.44	to	21.44	2,180,050	1.36%	15.14%	to	14.97%
Fidelity Variable Insurance Products Fund - VIP Dynamic Capital Appreciation Portfolio: Service Class 2 (FDCA2)
2021	0.95%	to	1.60%	42,041	39.04	to	33.95	1,592,761	0.12%	23.09%	to	22.28%
2020	0.95%	to	1.60%	48,813	31.72	to	27.76	1,507,520	0.05%	32.08%	to	31.21%
2019	0.95%	to	1.60%	54,566	24.02	to	21.16	1,278,625	0.36%	28.59%	to	27.75%
2018	0.95%	to	2.00%	65,059	18.68	to	15.38	1,168,248	0.33%	-6.07%	to	-7.08%
2017	0.95%	to	2.00%	67,904	19.88	to	16.55	1,300,360	0.60%	22.33%	to	21.04%
Fidelity Variable Insurance Products Fund - VIP Dynamic Capital Appreciation Portfolio: Service Class (FDCAS)
2021	0.95%	to	1.00%	11,033	40.34	to	39.91	444,875	0.32%	23.29%	to	23.23%
2020	0.95%	to	1.00%	9,998	32.72	to	32.39	326,977	0.13%	32.21%	to	32.14%
2019	0.95%	to	1.00%	9,999	24.75	to	24.51	247,348	0.53%	28.72%	to	28.66%
2018	0.95%	to	1.20%	10,588	19.23	to	18.36	203,166	0.43%	-5.88%	to	-6.12%
2017	0.95%	to	1.20%	11,225	20.43	to	19.56	228,774	0.77%	22.59%	to	22.28%
Fidelity Variable Insurance Products Fund - VIP Equity-Income Portfolio: Service Class 2 (FEI2)
2021	0.95%	to	1.85%	249,734	35.38	to	29.03	8,505,615	1.65%	23.42%	to	22.30%
2020	0.95%	to	1.85%	269,614	28.67	to	23.74	7,458,461	1.62%	5.43%	to	4.47%

NATIONWIDE VARIABLE ACCOUNT-7 NOTES TO FINANCIAL STATEMENTS DECEMBER 31, 2021

	Contract Expense Rate*			Units	Unit Fair Value			Contract Owners’ Equity	Investment Income Ratio**	Total Return***
2019	0.95%	to	1.85%	309,177	27.19	to	22.72	8,116,773	1.81%	25.90%	to	24.76%
2018	0.95%	to	1.85%	336,322	21.60	to	18.21	7,027,552	2.00%	-9.41%	to	-10.24%
2017	0.95%	to	1.85%	375,423	23.84	to	20.29	8,679,977	1.43%	11.58%	to	10.57%
Fidelity Variable Insurance Products Fund - VIP Equity-Income Portfolio: Initial Class (FEIP)
2021	1.30%	to	1.50%	163,859	48.29	to	38.78	7,694,964	1.86%	23.27%	to	23.02%
2020	1.30%	to	1.50%	181,413	39.18	to	31.52	6,905,253	1.79%	5.31%	to	5.09%
2019	1.30%	to	1.50%	201,505	37.20	to	29.99	7,280,087	2.01%	25.79%	to	25.53%
2018	1.30%	to	1.50%	234,998	29.57	to	23.89	6,763,254	2.18%	-9.49%	to	-9.68%
2017	1.30%	to	1.50%	266,402	32.68	to	26.45	8,475,289	1.63%	11.43%	to	11.21%
Fidelity Variable Insurance Products Fund - VIP Equity-Income Portfolio: Service Class (FEIS)
2021	0.95%	to	1.50%	177,009	40.80	to	29.72	6,891,515	1.76%	23.64%	to	22.96%
2020	0.95%	to	1.50%	197,168	33.00	to	24.17	6,164,107	1.74%	5.53%	to	4.95%
2019	0.95%	to	1.50%	213,668	31.27	to	23.03	6,345,772	1.91%	26.12%	to	25.42%
2018	0.95%	to	1.50%	245,942	24.79	to	18.36	5,804,909	2.07%	-9.28%	to	-9.78%
2017	0.95%	to	1.50%	295,045	27.33	to	20.35	7,687,349	1.57%	11.74%	to	11.12%
Fidelity Variable Insurance Products Fund - VIP Growth Portfolio: Service Class 2 (FG2)
2021	0.95%	to	1.85%	285,719	38.03	to	31.20	10,559,677	0.00%	21.74%	to	20.63%
2020	0.95%	to	1.85%	309,788	31.24	to	25.87	9,417,739	0.04%	42.19%	to	40.90%
2019	0.95%	to	1.85%	341,782	21.97	to	18.36	7,318,073	0.06%	32.70%	to	31.50%
2018	0.95%	to	1.85%	396,350	16.55	to	13.96	6,399,676	0.04%	-1.38%	to	-2.28%
2017	0.95%	to	1.85%	444,704	16.79	to	14.29	7,293,298	0.08%	33.54%	to	32.33%
Fidelity Variable Insurance Products Fund - VIP Growth & Income Portfolio: Service Class 2 (FGI2)
2021	0.95%	to	1.60%	114,788	33.51	to	29.05	3,727,996	2.20%	24.45%	to	23.63%
2020	0.95%	to	1.60%	124,590	26.92	to	23.50	3,250,924	1.90%	6.57%	to	5.87%
2019	0.95%	to	1.60%	139,310	25.26	to	22.19	3,421,431	3.43%	28.45%	to	27.61%
2018	0.95%	to	1.60%	157,055	19.67	to	17.39	3,010,215	0.20%	-10.06%	to	-10.65%
2017	0.95%	to	1.75%	174,470	21.87	to	18.95	3,715,791	1.08%	15.51%	to	14.58%
Fidelity Variable Insurance Products Fund - VIP Growth & Income Portfolio: Initial Class (FGIP)
2020	1.30%	to	1.50%	101,837	43.53	to	34.96	4,293,354	2.12%	6.45%	to	6.23%
2019	1.30%	to	1.50%	110,788	40.89	to	32.91	4,393,733	3.61%	28.36%	to	28.10%
2018	1.30%	to	1.50%	125,623	31.86	to	25.69	3,888,663	0.36%	-10.17%	to	-10.35%
2017	1.30%	to	1.50%	144,596	35.46	to	28.66	4,995,427	1.25%	15.38%	to	15.15%
Fidelity Variable Insurance Products Fund - VIP Growth & Income Portfolio: Service Class (FGIS)
2021	0.95%	to	1.25%	2	44.94	to	31.56	77	0.40%	24.57%	to	24.19%
2020	0.95%	to	1.25%	137,168	36.08	to	25.42	4,892,222	2.06%	6.71%	to	6.39%
2019	0.95%	to	1.25%	142,917	33.81	to	23.89	4,778,345	3.54%	28.71%	to	28.32%
2018	0.95%	to	1.25%	162,030	26.27	to	18.62	4,210,119	0.25%	-9.94%	to	-10.22%
2017	0.95%	to	1.30%	183,327	29.17	to	20.54	5,291,380	1.16%	15.67%	to	15.26%
Fidelity Variable Insurance Products Fund - VIP Growth Portfolio: Initial Class (FGP)
2021	1.30%	to	1.50%	193,567	83.73	to	68.79	15,667,680	0.00%	21.61%	to	21.37%
2020	1.30%	to	1.50%	214,535	68.85	to	56.68	14,300,467	0.07%	42.02%	to	41.74%
2019	1.30%	to	1.50%	233,086	48.48	to	39.99	10,950,386	0.26%	32.57%	to	32.30%
2018	1.30%	to	1.50%	242,955	36.57	to	30.23	8,614,533	0.24%	-1.47%	to	-1.67%
2017	1.30%	to	1.50%	279,392	37.11	to	30.74	10,079,536	0.22%	33.38%	to	33.11%
Fidelity Variable Insurance Products Fund - VIP Growth Portfolio: Service Class (FGS)
2021	0.95%	to	1.50%	186,361	73.58	to	44.53	13,538,737	0.00%	21.91%	to	21.24%
2020	0.95%	to	1.50%	215,599	60.35	to	36.73	12,846,659	0.06%	42.38%	to	41.59%
2019	0.95%	to	1.50%	228,952	42.39	to	25.94	9,585,434	0.17%	32.91%	to	32.17%
2018	0.95%	to	1.50%	254,601	31.89	to	19.62	8,006,621	0.15%	-1.23%	to	-1.78%
2017	0.95%	to	1.65%	286,803	32.29	to	19.42	9,100,252	0.13%	33.72%	to	32.78%
Fidelity Variable Insurance Products Fund - VIP High Income Portfolio: Service Class 2 (FHI2)
2021	0.95%	to	1.85%	83,927	20.64	to	16.94	1,665,107	5.23%	3.30%	to	2.36%
2020	0.95%	to	1.85%	87,368	19.98	to	16.55	1,682,301	4.91%	1.45%	to	0.53%
2019	0.95%	to	1.85%	96,807	19.70	to	16.46	1,838,908	4.97%	13.68%	to	12.65%
2018	0.95%	to	1.85%	107,633	17.33	to	14.61	1,803,548	5.24%	-4.55%	to	-5.42%
2017	0.95%	to	1.80%	128,888	18.15	to	15.59	2,273,654	4.96%	5.90%	to	4.94%

NATIONWIDE VARIABLE ACCOUNT-7 NOTES TO FINANCIAL STATEMENTS DECEMBER 31, 2021

	Contract Expense Rate*			Units	Unit Fair Value			Contract Owners’ Equity	Investment Income Ratio**	Total Return***
Fidelity Variable Insurance Products Fund - VIP High Income Portfolio: Initial Class (FHIP)
2021	1.30%	to	1.50%	203,392	22.97	to	18.66	4,533,581	5.27%	3.05%	to	2.85%
2020	1.30%	to	1.50%	217,364	22.29	to	18.14	4,704,691	4.96%	1.41%	to	1.20%
2019	1.30%	to	1.50%	232,341	21.98	to	17.93	4,965,571	5.11%	13.61%	to	13.38%
2018	1.30%	to	1.50%	258,160	19.35	to	15.81	4,854,611	5.40%	-4.55%	to	-4.74%
2017	1.30%	to	1.50%	296,755	20.27	to	16.60	5,857,714	5.13%	5.55%	to	5.33%
Fidelity Variable Insurance Products Fund - VIP High Income Portfolio: Service Class (FHIS)
2021	0.95%	to	1.50%	108,437	20.04	to	17.40	2,148,279	5.14%	3.50%	to	2.93%
2020	0.95%	to	1.50%	117,741	19.36	to	16.91	2,255,104	4.94%	1.67%	to	1.11%
2019	0.95%	to	1.50%	124,096	19.04	to	16.72	2,338,545	5.09%	13.83%	to	13.20%
2018	0.95%	to	1.50%	134,299	16.73	to	14.77	2,222,500	5.38%	-4.52%	to	-5.05%
2017	0.95%	to	1.50%	150,007	17.52	to	15.56	2,600,525	5.00%	6.06%	to	5.47%
Fidelity Variable Insurance Products Fund - VIP Investment Grade Bond Portfolio: Initial Class (FIGBP)
2021	0.95%	to	1.55%	268,001	25.37	to	20.73	6,672,838	2.01%	-1.55%	to	-2.15%
2020	0.95%	to	1.55%	278,774	25.77	to	21.18	7,056,811	2.15%	8.36%	to	7.70%
2019	0.95%	to	1.55%	312,503	23.79	to	19.67	7,309,975	2.68%	8.62%	to	7.97%
2018	0.95%	to	1.55%	338,882	21.90	to	18.22	7,306,160	2.44%	-1.48%	to	-2.08%
2017	0.95%	to	1.70%	366,021	22.23	to	18.08	8,025,994	2.32%	3.23%	to	2.45%
Fidelity Variable Insurance Products Fund - VIP Index 500 Portfolio: Initial Class (FIP)
2021	0.95%	to	1.55%	507,494	57.03	to	37.01	29,969,763	1.25%	27.36%	to	26.59%
2020	0.95%	to	1.70%	551,361	44.78	to	28.29	25,673,612	1.74%	17.12%	to	16.23%
2019	0.95%	to	1.70%	607,919	38.23	to	24.34	24,311,780	1.96%	30.10%	to	29.12%
2018	0.95%	to	1.70%	650,919	29.39	to	18.85	20,038,250	1.83%	-5.40%	to	-6.12%
2017	0.95%	to	1.70%	706,961	31.07	to	20.08	23,002,643	1.79%	20.56%	to	19.65%
Fidelity Variable Insurance Products Fund - VIP Mid Cap Portfolio: Service Class 2 (FMC2)
2020	0.95%	to	1.80%	213,117	55.43	to	46.38	11,523,123	0.40%	16.75%	to	15.75%
2019	0.95%	to	1.80%	241,230	47.47	to	40.07	11,166,909	0.67%	22.00%	to	20.96%
2018	0.95%	to	1.80%	260,035	38.91	to	33.13	9,872,938	0.40%	-15.59%	to	-16.32%
2017	0.95%	to	1.80%	293,442	46.10	to	39.59	13,205,938	0.49%	19.39%	to	18.37%
Fidelity Variable Insurance Products Fund - VIP Mid Cap Portfolio: Initial Class (FMCP)
2021	1.30%			20,262	116.06			2,351,419	0.58%	23.97%
2020	1.30%			21,576	93.62			2,019,873	0.65%	16.65%
2019	1.30%			23,138	80.25			1,856,871	0.84%	21.84%
2018	1.30%			28,142	65.86			1,853,632	0.63%	-15.66%
2017	1.30%			33,669	78.09			2,629,256	0.68%	19.24%
Fidelity Variable Insurance Products Fund - VIP Mid Cap Portfolio: Service Class (FMCS)
2020	0.95%	to	1.45%	72,392	98.96	to	81.85	7,091,340	0.57%	16.92%	to	16.33%
2019	0.95%	to	1.45%	73,665	84.64	to	70.36	6,173,561	0.79%	22.18%	to	21.56%
2018	0.95%	to	1.45%	78,453	69.28	to	57.88	5,382,046	0.55%	-15.46%	to	-15.88%
2017	0.95%	to	1.85%	84,392	81.94	to	63.79	6,848,687	0.61%	19.56%	to	18.48%
Fidelity Variable Insurance Products Fund - VIP Government Money Market Portfolio: Initial Class (FMMP)
2021	0.95%	to	1.50%	412,873	12.60	to	11.13	4,951,424	0.01%	-0.94%	to	-1.49%
2020	0.95%	to	1.50%	391,363	12.72	to	11.30	4,758,018	0.28%	-0.63%	to	-1.18%
2019	0.95%	to	1.50%	276,218	12.80	to	11.44	3,381,718	1.96%	1.05%	to	0.49%
2018	0.95%	to	1.50%	329,911	12.66	to	11.38	4,042,255	1.67%	0.67%	to	0.11%
2017	0.95%	to	1.50%	259,691	12.58	to	11.37	3,167,687	0.66%	-0.27%	to	-0.83%
Fidelity Variable Insurance Products Fund - VIP Overseas Portfolio: Service Class 2 (FO2)
2021	0.95%	to	1.75%	109,258	20.57	to	17.26	2,200,832	0.32%	18.26%	to	17.30%
2020	0.95%	to	1.75%	118,942	17.40	to	14.71	2,025,043	0.21%	14.24%	to	13.32%
2019	0.95%	to	1.75%	133,700	15.23	to	12.98	1,990,416	1.50%	26.29%	to	25.27%
2018	0.95%	to	1.85%	149,856	12.06	to	10.17	1,766,634	1.26%	-15.87%	to	-16.64%
2017	0.95%	to	1.85%	167,724	14.33	to	12.20	2,346,971	1.16%	28.76%	to	27.59%
Fidelity Variable Insurance Products Fund - VIP Overseas Portfolio: Initial Class (FOP)
2021	1.30%	to	1.50%	176,781	34.61	to	28.15	5,959,488	0.51%	18.14%	to	17.90%
2020	1.30%	to	1.50%	202,392	29.29	to	23.88	5,779,620	0.43%	14.11%	to	13.88%
2019	1.30%	to	1.50%	229,946	25.67	to	20.97	5,758,023	1.69%	26.11%	to	25.85%
2018	1.30%	to	1.50%	256,238	20.36	to	16.66	5,097,130	1.47%	-15.92%	to	-16.09%
2017	1.30%	to	1.50%	296,806	24.21	to	19.86	7,029,972	1.42%	28.60%	to	28.34%

NATIONWIDE VARIABLE ACCOUNT-7 NOTES TO FINANCIAL STATEMENTS DECEMBER 31, 2021

	Contract Expense Rate*			Units	Unit Fair Value			Contract Owners’ Equity	Investment Income Ratio**	Total Return***
Fidelity Variable Insurance Products Fund - VIP Overseas Portfolio: Service Class (FOS)
2021	0.95%	to	1.45%	65,362	30.14	to	23.61	1,903,612	0.44%	18.44%	to	17.84%
2020	0.95%	to	1.45%	68,848	25.45	to	20.04	1,695,171	0.35%	14.40%	to	13.82%
2019	0.95%	to	1.45%	72,812	22.25	to	17.60	1,569,198	1.65%	26.46%	to	25.82%
2018	0.95%	to	1.45%	79,146	17.59	to	13.99	1,350,864	1.43%	-15.70%	to	-16.13%
2017	0.95%	to	1.45%	87,445	20.87	to	16.68	1,774,069	1.33%	28.87%	to	28.22%
Fidelity Variable Insurance Products Fund - VIP Value Portfolio: Service Class 2 (FV2)
2021	0.95%	to	1.75%	10,977	36.53	to	30.91	385,251	1.48%	28.49%	to	27.45%
2020	0.95%	to	1.75%	12,421	28.43	to	24.25	340,170	1.29%	5.01%	to	4.17%
2019	0.95%	to	1.75%	13,177	27.07	to	23.28	344,774	1.53%	30.62%	to	29.57%
2018	0.95%	to	1.75%	15,277	20.72	to	17.97	306,634	0.90%	-14.90%	to	-15.60%
2017	0.95%	to	1.75%	14,997	24.35	to	21.29	354,418	1.07%	14.27%	to	13.35%
Fidelity Variable Insurance Products Fund - VIP Value Portfolio: Service Class (FVS)
2021	0.95%	to	1.05%	6,746	37.69	to	36.92	253,166	1.57%	28.69%	to	28.56%
2020	0.95%	to	1.05%	6,927	29.29	to	28.71	201,999	1.37%	5.22%	to	5.11%
2019	0.95%	to	1.05%	7,136	27.84	to	27.32	197,792	1.70%	30.75%	to	30.62%
2018	0.95%	to	1.05%	7,580	21.29	to	20.91	160,732	0.78%	-14.79%	to	-14.88%
2017	0.95%	to	1.05%	10,465	24.98	to	24.57	260,848	1.22%	14.44%	to	14.33%
Fidelity Variable Insurance Products Fund - VIP Value Strategies Portfolio: Service Class (FVSS)
2021	0.95%	to	1.10%	3,231	47.61	to	46.22	152,822	1.46%	32.21%	to	32.01%
2020	0.95%	to	1.10%	3,330	36.01	to	35.01	119,160	1.21%	7.15%	to	6.99%
2019	0.95%	to	1.10%	3,462	33.61	to	32.73	115,544	1.60%	33.02%	to	32.81%
2018	0.95%	to	1.10%	3,553	25.27	to	24.64	89,151	0.87%	-18.12%	to	-18.25%
2017	0.95%	to	1.10%	3,601	30.86	to	30.14	110,324	1.40%	18.08%	to	17.90%
Fidelity Variable Insurance Products Fund - VIP Value Strategies Portfolio: Service Class 2 (FVSS2)
2021	0.95%	to	1.85%	26,578	43.74	to	36.55	1,120,141	1.25%	32.08%	to	30.88%
2020	0.95%	to	1.85%	27,895	33.12	to	27.93	890,455	1.05%	6.99%	to	6.02%
2019	0.95%	to	1.85%	32,063	30.96	to	26.34	961,268	1.35%	32.82%	to	31.62%
2018	0.95%	to	1.85%	38,703	23.31	to	20.02	874,809	0.70%	-18.29%	to	-19.03%
2017	0.95%	to	1.85%	45,056	28.52	to	24.72	1,248,737	1.18%	17.96%	to	16.89%
Franklin Templeton Variable Insurance Products Trust - Franklin Allocation VIP Fund: Class 2 (FTVFA2)
2021	0.95%	to	1.55%	23,265	19.48	to	17.93	437,954	1.68%	10.62%	to	9.95%
2020	0.95%	to	1.55%	28,635	17.61	to	16.31	490,848	1.49%	10.68%	to	10.01%
2019	0.95%	to	1.55%	29,901	15.91	to	14.82	464,281	3.45%	18.72%	to	18.00%
2018	0.95%	to	1.55%	32,984	13.40	to	12.56	431,451	3.18%	-10.51%	to	-11.06%
2017	0.95%	to	1.55%	37,734	14.98	to	14.12	553,880	2.73%	10.92%	to	10.25%
Franklin Templeton Variable Insurance Products Trust - Franklin Rising Dividends VIP Fund: Class 1 (FTVRDI)
2020	0.95%	to	1.35%	23,237	42.49	to	39.42	962,456	1.51%	15.12%	to	14.66%
2019	0.95%	to	1.35%	25,941	36.91	to	34.38	934,719	1.48%	28.35%	to	27.84%
2018	0.95%	to	1.35%	28,650	28.76	to	26.89	805,720	1.41%	-5.75%	to	-6.13%
2017	0.95%	to	1.35%	34,987	30.51	to	28.65	1,045,467	1.74%	19.70%	to	19.22%
Franklin Templeton Variable Insurance Products Trust - Templeton Foreign VIP Fund: Class 1 (TIF)
2021	0.95%	to	1.35%	3,357	19.30	to	17.83	62,851	1.97%	3.44%	to	3.03%
2020	0.95%	to	1.35%	4,374	18.66	to	17.31	79,320	3.63%	-1.86%	to	-2.25%
2019	0.95%	to	1.35%	4,666	19.01	to	17.71	86,333	1.98%	11.77%	to	11.31%
2018	0.95%	to	1.35%	4,830	17.01	to	15.91	80,084	2.88%	-16.08%	to	-16.42%
2017	0.95%	to	1.35%	5,011	20.27	to	19.03	99,160	2.80%	15.91%	to	15.44%
Invesco - Invesco V.I. Comstock Fund: Series II Shares (ACC2)
2021	0.95%	to	1.75%	78,924	37.25	to	31.70	2,834,695	1.52%	31.78%	to	30.72%
2020	0.95%	to	1.75%	95,369	28.27	to	24.25	2,608,679	2.13%	-2.03%	to	-2.82%
2019	0.95%	to	1.75%	114,445	28.85	to	24.96	3,196,118	1.70%	23.75%	to	22.75%
2018	0.95%	to	1.75%	122,049	23.31	to	20.33	2,758,073	1.38%	-13.20%	to	-13.91%
2017	0.95%	to	1.80%	147,616	26.86	to	23.43	3,847,277	1.90%	16.46%	to	15.47%
Invesco - Invesco V.I. American Franchise Fund: Series II Shares (ACEG2)
2020	0.95%	to	1.80%	57,271	42.15	to	35.82	2,343,903	0.00%	40.65%	to	39.44%
2019	0.95%	to	1.80%	66,685	29.97	to	25.69	1,942,185	0.00%	35.13%	to	33.97%
2018	0.95%	to	1.85%	71,377	22.18	to	19.01	1,538,165	0.00%	-4.81%	to	-5.68%
2017	0.95%	to	1.85%	81,060	23.30	to	20.16	1,835,883	0.00%	25.82%	to	24.68%

NATIONWIDE VARIABLE ACCOUNT-7 NOTES TO FINANCIAL STATEMENTS DECEMBER 31, 2021

	Contract Expense Rate*			Units	Unit Fair Value			Contract Owners’ Equity	Investment Income Ratio**	Total Return***
Invesco - Invesco V.I. Core Equity Fund: Series II Shares (AVCE2)
2021	0.95%	to	1.80%	12,893	30.51	to	26.66	376,197	0.40%	26.17%	to	25.09%
2020	0.95%	to	1.80%	16,688	24.18	to	21.31	386,892	0.91%	12.49%	to	11.53%
2019	0.95%	to	1.80%	23,823	21.50	to	19.11	493,032	0.17%	27.44%	to	26.35%
2018	0.95%	to	1.80%	25,825	16.87	to	15.12	420,964	0.00%	-10.47%	to	-11.25%
2017	0.95%	to	1.80%	27,696	18.84	to	17.04	505,140	0.76%	11.81%	to	10.85%
Invesco - Invesco V.I. Core Equity Fund: Series I Shares (AVGI)
2021	0.95%	to	1.35%	3,514	31.72	to	29.77	109,689	1.02%	26.53%	to	26.02%
2020	1.10%	to	1.35%	1,867	24.52	to	23.62	45,354	1.37%	12.60%	to	12.31%
2019	1.10%	to	1.35%	1,901	21.77	to	21.03	41,045	0.94%	27.55%	to	27.22%
2018	0.95%	to	1.35%	2,137	17.40	to	16.53	36,298	0.88%	-10.26%	to	-10.63%
2017	0.95%	to	1.35%	2,410	19.39	to	18.50	45,818	1.04%	12.10%	to	11.65%
Invesco - Invesco V.I. International Growth Fund: Series II Shares (AVIE2)
2021	0.95%	to	1.75%	2,057	34.80	to	29.62	68,592	1.03%	4.60%	to	3.76%
2020	0.95%	to	1.75%	2,347	33.27	to	28.55	74,924	2.12%	12.66%	to	11.75%
2019	0.95%	to	1.75%	2,670	29.53	to	25.54	75,885	1.22%	27.02%	to	25.99%
2018	0.95%	to	1.80%	3,335	23.25	to	20.10	74,810	1.60%	-16.02%	to	-16.74%
2017	0.95%	to	1.80%	5,680	27.68	to	24.14	153,894	1.27%	21.56%	to	20.52%
Invesco - Invesco V.I. Main Street Mid Cap Fund: Series I Shares (AVMCCI)
2021	1.10%	to	1.35%	3,998	36.75	to	34.97	145,898	0.44%	21.89%	to	21.58%
2020	1.10%	to	1.35%	4,377	30.15	to	28.76	131,186	0.75%	8.05%	to	7.77%
2019	1.10%	to	1.35%	4,412	27.90	to	26.69	122,355	0.51%	23.90%	to	23.59%
2018	1.10%	to	1.35%	4,411	22.52	to	21.59	98,787	0.52%	-12.33%	to	-12.55%
2017	0.95%	to	1.35%	4,480	26.30	to	24.70	114,497	0.49%	13.83%	to	13.37%
Invesco - Invesco V.I. Discovery Mid Cap Growth Fund: Series I (OVAG)
2021	1.10%			1,269	17.34			21,999	0.00%	17.79%
2020	1.10%			1,310	14.72			19,280	0.00%	47.18%		*	***
Invesco - Invesco V.I. Discovery Mid Cap Growth Fund: Series II (OVAG2)
2021	0.95%	to	1.40%	7,570	17.29	to	17.16	130,645	0.00%	17.66%	to	17.13%
2020	0.95%	to	1.40%	10,277	14.70	to	14.65	150,893	0.00%	46.97%	to	46.52%	****
Invesco - Invesco V.I. Main Street Fund: Series II (OVGIS)
2020	0.95%	to	1.80%	117,600	33.97	to	28.87	3,859,688	1.16%	12.61%	to	11.65%
2019	0.95%	to	1.80%	141,461	30.17	to	25.86	4,140,552	0.82%	30.49%	to	29.37%
2018	0.95%	to	2.00%	156,454	23.12	to	19.31	3,493,815	0.90%	-8.98%	to	-9.95%
2017	0.95%	to	2.00%	170,379	25.40	to	21.45	4,186,060	1.04%	15.53%	to	14.31%
Invesco - Invesco V.I. Global Fund: Series I (OVGS)
2021	0.95%	to	1.35%	4,426	54.23	to	50.10	233,612	0.00%	14.39%	to	13.93%
2020	0.95%	to	1.35%	5,136	47.41	to	43.97	237,235	0.71%	26.43%	to	25.92%
2019	0.95%	to	1.35%	5,361	37.50	to	34.92	196,142	0.90%	30.54%	to	30.01%
2018	0.95%	to	1.35%	5,631	28.73	to	26.86	158,081	0.92%	-14.01%	to	-14.36%
2017	0.95%	to	1.50%	8,693	33.41	to	30.63	284,415	0.91%	35.37%	to	34.62%
Invesco - Invesco V.I. Global Fund: Series II (OVGSS)
2021	0.95%	to	1.85%	64,432	51.70	to	43.12	3,221,318	0.00%	14.08%	to	13.04%
2020	0.95%	to	1.95%	72,493	45.32	to	37.42	3,183,692	0.43%	26.13%	to	24.85%
2019	0.95%	to	1.95%	95,666	35.93	to	29.97	3,331,826	0.64%	30.21%	to	28.89%
2018	0.95%	to	1.95%	105,223	27.59	to	23.25	2,817,400	0.77%	-14.22%	to	-15.09%
2017	0.95%	to	1.95%	121,449	32.17	to	27.38	3,795,774	0.73%	35.03%	to	33.67%
Invesco Oppenheimer V.I. International Growth Fund: Series II (OVIGS)
2020	0.95%	to	1.10%	4,750	13.51	to	13.38	63,846	0.66%	19.89%	to	19.71%
2019	0.95%	to	1.10%	4,966	11.27	to	11.17	55,716	0.71%	26.74%	to	26.54%
2018	0.95%	to	1.10%	5,177	8.89	to	8.83	45,863	0.78%	-20.32%	to	-20.44%
2017	0.95%	to	1.10%	6,018	11.16	to	11.10	66,848	0.96%	25.25%	to	25.06%
Invesco - Invesco V.I. Global Strategic Income Fund: Series I (OVSB)
2021	0.95%	to	1.35%	7,856	11.21	to	10.80	86,971	4.93%	-4.33%	to	-4.72%
2020	0.95%	to	1.35%	7,305	11.72	to	11.34	84,655	5.36%	2.42%	to	2.00%
2019	0.95%	to	1.35%	8,796	11.44	to	11.12	99,672	3.84%	9.75%	to	9.31%
2018	0.95%	to	1.35%	12,216	10.43	to	10.17	126,571	4.96%	-5.31%	to	-5.70%
2017	0.95%	to	1.35%	12,109	11.01	to	10.78	132,619	2.31%	5.27%	to	4.84%

NATIONWIDE VARIABLE ACCOUNT-7 NOTES TO FINANCIAL STATEMENTS DECEMBER 31, 2021

	Contract Expense Rate*			Units	Unit Fair Value			Contract Owners’ Equity	Investment Income Ratio**	Total Return***
Invesco - Invesco V.I. Global Strategic Income Fund: Series II (OVSBS)
2021	0.95%	to	1.75%	97,984	20.91	to	17.80	1,983,142	4.16%	-4.48%	to	-5.25%
2020	0.95%	to	1.75%	110,004	21.89	to	18.78	2,331,425	5.29%	2.01%	to	1.19%
2019	0.95%	to	1.75%	119,493	21.46	to	18.56	2,490,561	3.42%	9.56%	to	8.67%
2018	0.95%	to	1.80%	130,558	19.58	to	16.93	2,483,738	4.59%	-5.45%	to	-6.27%
2017	0.95%	to	1.80%	148,044	20.71	to	18.07	2,982,572	1.98%	5.03%	to	4.13%
Invesco - Invesco V.I. Main Street Small Cap Fund: Series I (OVSC)
2021	0.95%	to	1.20%	7,953	60.86	to	57.92	470,676	0.38%	21.39%	to	21.08%
2020	0.95%	to	1.20%	7,683	50.14	to	47.84	375,181	0.65%	18.79%	to	18.49%
2019	0.95%	to	1.20%	7,663	42.21	to	40.37	315,467	0.19%	25.27%	to	24.95%
2018	0.95%	to	1.20%	9,469	33.69	to	32.31	311,498	0.30%	-11.18%	to	-11.41%
2017	0.95%	to	1.35%	9,640	37.93	to	35.62	357,645	0.78%	13.07%	to	12.62%
Invesco - Invesco V.I. Main Street Small Cap Fund: Series II (OVSCS)
2021	0.95%	to	1.40%	10,526	33.47	to	31.17	343,366	0.18%	21.10%	to	20.55%
2020	0.95%	to	1.40%	11,010	27.64	to	25.85	297,232	0.37%	18.50%	to	17.96%
2019	0.95%	to	1.40%	13,627	23.32	to	21.92	311,208	0.00%	24.94%	to	24.37%
2018	0.95%	to	2.00%	17,947	18.67	to	16.31	321,475	0.06%	-11.39%	to	-12.34%
2017	0.95%	to	2.00%	23,242	21.07	to	18.61	472,872	0.61%	12.83%	to	11.64%
Ivy Variable Insurance Portfolios - Delaware Ivy Asset Strategy: Class II (WRASP)
2021	0.95%	to	1.60%	10,733	23.11	to	21.26	245,197	1.59%	9.39%	to	8.68%
2020	0.95%	to	1.60%	11,539	21.12	to	19.56	240,660	2.04%	12.80%	to	12.06%
2019	0.95%	to	1.60%	14,110	18.73	to	17.46	261,186	2.02%	20.62%	to	19.83%
2018	0.95%	to	1.60%	16,307	15.52	to	14.57	250,487	1.43%	-6.34%	to	-6.96%
2017	0.95%	to	1.60%	31,665	16.58	to	15.66	519,477	1.53%	17.15%	to	16.39%
Lazard Retirement Series, Inc. - Lazard Retirement Emerging Markets Equity Portfolio: Service Shares (LZREMS)
2020	0.95%	to	1.30%	8,300	10.49	to	10.25	86,308	1.78%	-2.21%	to	-2.56%
2019	0.95%	to	1.30%	8,975	10.73	to	10.52	95,557	0.90%	17.02%	to	16.61%
2018	0.95%	to	1.30%	9,250	9.17	to	9.02	84,285	2.01%	-19.33%	to	-19.62%
2017	0.95%	to	1.30%	6,486	11.37	to	11.22	73,333	1.68%	26.62%	to	26.17%
MFS(R) Variable Insurance Trust II - MFS Massachusetts Investors Growth Stock Portfolio: Service Class (M2IGSS)
2021	0.95%	to	1.75%	57,412	26.95	to	25.52	1,525,107	0.03%	24.46%	to	23.46%
2020	0.95%	to	1.75%	61,031	21.66	to	20.67	1,305,871	0.23%	21.04%	to	20.06%
2019	0.95%	to	1.75%	76,949	17.89	to	17.21	1,364,547	0.34%	38.26%	to	37.14%
2018	0.95%	to	1.75%	79,898	12.94	to	12.55	1,026,362	0.33%	-0.38%	to	-1.19%
2017	0.95%	to	1.75%	88,795	12.99	to	12.70	1,147,131	0.43%	26.89%	to	25.87%
MFS(R) Variable Insurance Trust - MFS Mid Cap Growth Series: Service Class (MMCGSC)
2021	0.95%	to	1.85%	58,066	41.15	to	34.32	2,299,097	0.00%	12.79%	to	11.77%
2020	0.95%	to	1.95%	64,253	36.48	to	30.12	2,257,527	0.00%	34.83%	to	33.47%
2019	0.95%	to	1.95%	60,508	27.06	to	22.57	1,575,429	0.00%	36.96%	to	35.58%
2018	0.95%	to	1.95%	68,199	19.76	to	16.65	1,295,056	0.00%	-0.01%	to	-1.03%
2017	0.95%	to	1.95%	75,975	19.76	to	16.82	1,447,570	0.00%	25.48%	to	24.21%
MFS(R) Variable Insurance Trust - MFS New Discovery Series: Service Class (MNDSC)
2021	0.95%	to	1.65%	26,697	54.27	to	47.13	1,401,630	0.00%	0.61%	to	-0.10%
2020	0.95%	to	1.65%	31,910	53.94	to	47.18	1,669,578	0.00%	44.20%	to	43.18%
2019	0.95%	to	1.65%	36,257	37.40	to	32.95	1,315,218	0.00%	39.93%	to	38.94%
2018	0.95%	to	1.65%	38,204	26.73	to	23.71	990,805	0.00%	-2.66%	to	-3.35%
2017	0.95%	to	1.65%	45,261	27.46	to	24.54	1,206,160	0.00%	25.14%	to	24.25%
MFS(R) Variable Insurance Trust - MFS Value Series: Service Class (MVFSC)
2021	0.95%	to	1.60%	52,562	44.32	to	38.88	2,251,698	1.11%	23.97%	to	23.16%
2020	0.95%	to	1.95%	60,361	35.75	to	29.52	2,091,290	1.42%	2.24%	to	1.21%
2019	0.95%	to	1.95%	57,034	34.96	to	29.16	1,940,740	1.92%	28.28%	to	26.98%
2018	0.95%	to	2.00%	68,873	27.26	to	22.77	1,798,363	1.25%	-11.21%	to	-12.16%
2017	0.95%	to	2.00%	83,777	30.70	to	25.92	2,466,112	1.79%	16.24%	to	15.01%
MFS(R) Variable Insurance Trust II - MFS International Intrinsic Value Portfolio: Service Class (MVIVSC)
2021	0.95%	to	1.45%	26,100	30.02	to	28.30	772,396	0.14%	9.23%	to	8.68%
2020	0.95%	to	1.40%	27,220	27.48	to	26.18	738,311	0.80%	19.06%	to	18.52%
2019	0.95%	to	1.40%	34,529	23.08	to	22.09	787,754	1.47%	24.46%	to	23.89%
2018	0.95%	to	1.40%	37,254	18.55	to	17.83	683,828	0.90%	-10.59%	to	-11.00%
2017	0.95%	to	1.60%	40,517	20.74	to	19.72	830,746	1.28%	25.62%	to	24.80%

NATIONWIDE VARIABLE ACCOUNT-7 NOTES TO FINANCIAL STATEMENTS DECEMBER 31, 2021

	Contract Expense Rate*			Units	Unit Fair Value			Contract Owners’ Equity	Investment Income Ratio**	Total Return***
Morgan Stanley Variable Insurance Fund, Inc. - Core Plus Fixed Income Portfolio: Class II (MSVF2)
2021	0.95%	to	1.75%	23,043	16.92	to	14.54	383,272	2.61%	-1.48%	to	-2.28%
2020	0.95%	to	1.75%	24,001	17.17	to	14.88	405,541	2.51%	6.53%	to	5.67%
2019	0.95%	to	1.75%	23,228	16.12	to	14.08	368,532	3.58%	9.56%	to	8.68%
2018	0.95%	to	1.75%	19,139	14.71	to	12.96	277,321	2.59%	-1.86%	to	-2.65%
2017	0.95%	to	1.75%	14,226	14.99	to	13.31	208,670	2.88%	4.89%	to	4.05%
Nationwide Variable Insurance Trust - NVIT Government Bond Fund: Class I (GBF)
2021	0.95%	to	1.75%	224,407	15.92	to	13.55	3,470,978	1.59%	-3.01%	to	-3.79%
2020	0.95%	to	1.75%	246,559	16.41	to	14.08	3,935,476	2.05%	5.07%	to	4.23%
2019	0.95%	to	1.75%	247,644	15.62	to	13.51	3,771,193	2.30%	5.26%	to	4.41%
2018	0.95%	to	1.85%	263,230	14.84	to	12.72	3,811,983	2.13%	-1.00%	to	-1.91%
2017	0.95%	to	1.85%	281,571	14.99	to	12.97	4,125,434	2.02%	1.12%	to	0.20%
Nationwide Variable Insurance Trust - NVIT Emerging Markets Fund: Class II (GEM2)
2021	0.95%	to	1.75%	25,719	32.03	to	27.26	806,944	0.92%	-8.39%	to	-9.13%
2020	0.95%	to	1.75%	26,341	34.97	to	30.00	901,435	1.67%	11.92%	to	11.02%
2019	0.95%	to	1.75%	33,600	31.24	to	27.02	1,020,954	2.07%	21.50%	to	20.52%
2018	0.95%	to	1.75%	40,568	25.71	to	22.42	1,014,582	0.42%	-18.44%	to	-19.10%
2017	0.95%	to	1.75%	47,424	31.53	to	27.72	1,455,118	0.94%	39.88%	to	38.76%
Nationwide Variable Insurance Trust - NVIT American Funds Asset Allocation Fund: Class II (GVAAA2)
2021	0.95%	to	1.55%	171,703	26.61	to	24.20	4,491,482	1.13%	13.62%	to	12.93%
2020	0.95%	to	1.55%	164,833	23.42	to	21.42	3,786,855	1.47%	10.93%	to	10.26%
2019	0.95%	to	1.40%	168,710	21.11	to	19.84	3,506,204	1.64%	19.64%	to	19.09%
2018	0.95%	to	1.40%	169,952	17.65	to	16.66	2,952,561	1.19%	-5.89%	to	-6.32%
2017	0.95%	to	1.40%	213,243	18.75	to	17.78	3,943,625	1.09%	14.70%	to	14.18%
Nationwide Variable Insurance Trust - NVIT American Funds Bond Fund: Class II (GVABD2)
2021	0.95%	to	1.80%	33,669	14.04	to	12.27	453,763	1.90%	-1.66%	to	-2.50%
2020	0.95%	to	1.80%	36,905	14.28	to	12.58	509,646	2.17%	8.17%	to	7.24%
2019	0.95%	to	1.80%	33,905	13.20	to	11.73	432,619	1.79%	7.95%	to	7.02%
2018	0.95%	to	1.80%	34,215	12.23	to	10.96	404,764	2.31%	-2.02%	to	-2.86%
2017	0.95%	to	1.80%	37,426	12.48	to	11.29	454,171	1.16%	2.23%	to	1.36%
Nationwide Variable Insurance Trust - NVIT American Funds Global Growth Fund: Class II (GVAGG2)
2021	0.95%	to	1.80%	43,765	38.53	to	33.66	1,659,575	0.00%	14.90%	to	13.92%
2020	0.95%	to	1.80%	51,977	33.53	to	29.55	1,712,751	0.66%	28.70%	to	27.59%
2019	0.95%	to	1.80%	58,150	26.05	to	23.16	1,487,165	0.64%	33.50%	to	32.35%
2018	0.95%	to	1.80%	64,800	19.52	to	17.50	1,244,168	0.21%	-10.29%	to	-11.06%
2017	0.95%	to	1.80%	77,759	21.75	to	19.67	1,662,235	0.67%	29.73%	to	28.62%
Nationwide Variable Insurance Trust - NVIT American Funds Growth-Income Fund: Class II (GVAGI2)
2021	0.95%	to	1.40%	25,897	30.49	to	28.52	777,792	1.06%	22.47%	to	21.92%
2020	0.95%	to	1.40%	27,512	24.90	to	23.39	675,347	1.65%	12.00%	to	11.50%
2019	0.95%	to	1.40%	33,807	22.23	to	20.98	741,054	1.28%	24.47%	to	23.91%
2018	0.95%	to	1.40%	40,920	17.86	to	16.93	720,858	0.97%	-3.12%	to	-3.56%
2017	0.95%	to	1.40%	42,422	18.43	to	17.56	772,099	1.39%	20.77%	to	20.22%
Nationwide Variable Insurance Trust - NVIT American Funds Growth Fund: Class II (GVAGR2)
2021	0.95%	to	1.80%	126,498	50.63	to	44.24	6,267,122	0.00%	20.38%	to	19.35%
2020	0.95%	to	1.80%	90,217	42.06	to	37.06	3,730,034	0.70%	50.06%	to	48.77%
2019	0.95%	to	1.80%	92,618	28.03	to	24.91	2,558,023	0.35%	29.05%	to	27.94%
2018	0.95%	to	1.80%	102,775	21.72	to	19.47	2,201,752	0.29%	-1.61%	to	-2.45%
2017	0.95%	to	1.80%	116,284	22.07	to	19.96	2,528,783	0.29%	26.59%	to	25.50%
Nationwide Variable Insurance Trust - NVIT Investor Destinations Moderately Aggressive Fund: Class II (GVDMA)
2021	0.95%	to	1.85%	465,248	33.14	to	27.64	14,744,243	0.16%	12.55%	to	11.53%
2020	0.95%	to	1.95%	498,891	29.45	to	24.31	14,085,989	0.22%	11.26%	to	10.14%
2019	0.95%	to	1.95%	511,090	26.47	to	22.07	12,995,145	2.01%	20.67%	to	19.45%
2018	0.95%	to	1.95%	585,769	21.93	to	18.48	12,335,377	1.60%	-8.61%	to	-9.54%
2017	0.95%	to	1.95%	628,511	24.00	to	20.43	14,504,907	1.59%	15.57%	to	14.41%
Nationwide Variable Insurance Trust - NVIT Investor Destinations Moderately Conservative Fund: Class II (GVDMC)
2021	0.95%	to	1.85%	253,794	22.96	to	19.15	5,490,552	0.21%	5.69%	to	4.73%
2020	0.95%	to	1.85%	285,950	21.73	to	18.29	5,884,399	0.13%	7.52%	to	6.54%
2019	0.95%	to	1.85%	314,133	20.21	to	17.16	6,030,525	2.10%	12.40%	to	11.38%
2018	0.95%	to	1.85%	367,493	17.98	to	15.41	6,297,674	1.92%	-4.65%	to	-5.52%
2017	0.95%	to	1.85%	393,094	18.85	to	16.31	7,093,989	1.81%	8.18%	to	7.20%

NATIONWIDE VARIABLE ACCOUNT-7 NOTES TO FINANCIAL STATEMENTS DECEMBER 31, 2021

	Contract Expense Rate*			Units	Unit Fair Value			Contract Owners’ Equity	Investment Income Ratio**	Total Return***
Nationwide Variable Insurance Trust - NVIT S&P 500 Index Fund: Class I (GVEX1)
2021	1.30%	to	1.40%	292,836	16.84	to	16.82	4,925,674	1.94%	13.55%	to	13.47%	****
Nationwide Variable Insurance Trust - NVIT S&P 500 Index Fund: Class II (GVEX2)
2021	0.95%	to	1.60%	535,386	16.88	to	16.70	9,027,758	8.14%	26.88%	to	26.04%
2020	0.95%			55,124	13.31			733,454	3.27%	33.06%		*	***
Nationwide Variable Insurance Trust - NVIT Investor Destinations Aggressive Fund: Class II (GVIDA)
2021	0.95%	to	1.80%	84,516	36.04	to	30.37	2,938,284	0.13%	14.41%	to	13.42%
2020	0.95%	to	1.80%	89,569	31.50	to	26.77	2,726,461	0.22%	11.74%	to	10.79%
2019	0.95%	to	1.80%	93,681	28.19	to	24.17	2,554,663	1.89%	22.56%	to	21.51%
2018	0.95%	to	1.80%	105,736	23.00	to	19.89	2,353,667	1.34%	-9.73%	to	-10.50%
2017	0.95%	to	1.80%	134,712	25.48	to	22.22	3,277,630	1.54%	17.31%	to	16.30%
Nationwide Variable Insurance Trust - NVIT Investor Destinations Conservative Fund: Class II (GVIDC)
2021	0.95%	to	1.80%	217,231	18.08	to	15.23	3,746,528	0.23%	1.77%	to	0.90%
2020	0.95%	to	1.80%	218,457	17.76	to	15.10	3,708,348	0.09%	5.70%	to	4.79%
2019	0.95%	to	1.80%	243,237	16.80	to	14.40	3,909,979	2.13%	8.49%	to	7.56%
2018	0.95%	to	1.80%	259,221	15.49	to	13.39	3,845,916	1.90%	-2.74%	to	-3.58%
2017	0.95%	to	1.80%	303,612	15.93	to	13.89	4,646,090	1.85%	4.68%	to	3.79%
Nationwide Variable Insurance Trust - NVIT Investor Destinations Moderate Fund: Class II (GVIDM)
2021	0.95%	to	1.85%	786,081	27.78	to	23.17	20,664,821	0.19%	9.27%	to	8.27%
2020	0.95%	to	1.95%	896,353	25.43	to	21.00	21,613,873	0.13%	9.30%	to	8.19%
2019	0.95%	to	1.95%	1,036,701	23.27	to	19.41	22,935,619	2.10%	16.63%	to	15.45%
2018	0.95%	to	1.95%	1,195,423	19.95	to	16.81	22,738,121	1.80%	-6.58%	to	-7.53%
2017	0.95%	to	1.95%	1,287,294	21.35	to	18.18	26,340,702	1.71%	11.86%	to	10.73%
Nationwide Variable Insurance Trust - NVIT Federated High Income Bond Fund: Class I (HIBF)
2021	1.10%	to	1.20%	3,469	13.41	to	13.31	46,517	4.63%	3.81%	to	3.71%
2020	1.10%	to	1.20%	3,731	12.92	to	12.83	48,196	3.66%	4.85%	to	4.74%
2019	0.95%	to	1.20%	7,174	12.43	to	12.25	88,673	5.58%	13.65%	to	13.36%
2018	0.95%	to	1.20%	8,102	10.94	to	10.81	88,155	5.85%	-3.93%	to	-4.17%
2017	0.95%	to	1.20%	8,434	11.38	to	11.28	95,625	4.17%	5.75%	to	5.48%
Nationwide Variable Insurance Trust - NVIT Mid Cap Index Fund: Class I (MCIF)
2021	0.95%	to	1.50%	7,462	55.57	to	49.83	402,812	1.24%	23.08%	to	22.40%
2020	0.95%	to	1.50%	6,802	45.15	to	40.71	298,778	1.14%	12.04%	to	11.42%
2019	0.95%	to	1.50%	7,923	40.29	to	36.54	311,708	1.21%	24.46%	to	23.77%
2018	0.95%	to	1.50%	10,984	32.38	to	29.52	347,450	1.27%	-12.23%	to	-12.72%
2017	0.95%	to	1.50%	12,050	36.89	to	33.82	434,051	1.10%	14.68%	to	14.05%
Nationwide Variable Insurance Trust - NVIT Mid Cap Index Fund: Class II (MCIF2)
2021	0.95%	to	1.80%	470,054	50.91	to	42.98	23,487,435	4.57%	22.82%	to	21.77%
2020	0.95%	to	1.60%	57,280	41.45	to	36.66	2,292,366	0.94%	11.76%	to	11.03%
2019	0.95%	to	1.60%	73,472	37.09	to	33.02	2,643,922	1.10%	24.22%	to	23.41%
2018	0.95%	to	2.00%	81,656	29.86	to	25.00	2,362,470	1.08%	-12.41%	to	-13.35%
2017	0.95%	to	2.00%	89,393	34.09	to	28.85	2,953,742	0.89%	14.48%	to	13.27%
Nationwide Variable Insurance Trust - NVIT BNY Mellon Dynamic U.S. Equity Income: Class II (NVAMV2)
2021	0.95%	to	1.20%	1,802	41.88	to	40.56	74,970	0.90%	33.05%	to	32.71%
2020	0.95%	to	1.20%	3,107	31.48	to	30.56	97,065	1.06%	0.43%	to	0.18%
2019	0.95%	to	1.20%	4,380	31.34	to	30.51	136,504	2.57%	25.48%	to	25.16%
2018	0.95%	to	1.20%	4,662	24.98	to	24.37	115,756	1.25%	-10.34%	to	-10.56%
2017	0.95%	to	1.20%	4,825	27.86	to	27.25	133,642	1.44%	7.41%	to	7.14%
Nationwide Variable Insurance Trust - NVIT BNY Mellon Dynamic U.S. Equity Income: Class Z (NVAMVZ)
2021	0.95%	to	1.80%	131,829	15.72	to	15.55	2,067,162	1.09%	33.08%	to	31.94%
2020	0.95%	to	1.80%	148,364	11.82	to	11.79	1,751,924	1.16%	18.16%	to	17.86%	****
Nationwide Variable Insurance Trust - NVIT Core Bond Fund: Class I (NVCBD1)
2021	1.10%	to	1.20%	766	14.79	to	14.58	11,223	1.98%	-2.12%	to	-2.22%
2020	1.10%	to	1.20%	736	15.11	to	14.91	11,027	2.72%	5.83%	to	5.73%
2019	1.10%	to	1.20%	698	14.27	to	14.10	9,891	3.07%	7.74%	to	7.64%
2018	1.10%	to	1.20%	658	13.25	to	13.10	8,661	3.29%	-1.52%	to	-1.62%
2017	1.10%	to	1.20%	617	13.45	to	13.32	8,254	3.08%	3.25%	to	3.15%

NATIONWIDE VARIABLE ACCOUNT-7 NOTES TO FINANCIAL STATEMENTS DECEMBER 31, 2021

	Contract Expense Rate*			Units	Unit Fair Value			Contract Owners’ Equity	Investment Income Ratio**	Total Return***
Nationwide Variable Insurance Trust - NVIT Core Bond Fund: Class II (NVCBD2)
2021	0.95%	to	1.30%	38,900	14.58	to	13.89	560,494	1.73%	-2.19%	to	-2.53%
2020	0.95%	to	1.30%	39,753	14.91	to	14.25	586,058	2.46%	5.76%	to	5.38%
2019	0.95%	to	1.60%	37,451	14.10	to	13.05	524,081	3.03%	7.66%	to	6.96%
2018	0.95%	to	1.60%	30,645	13.09	to	12.20	397,865	3.15%	-1.64%	to	-2.29%
2017	0.95%	to	1.55%	27,348	13.31	to	12.55	360,636	1.83%	3.19%	to	2.57%
Nationwide Variable Insurance Trust - NVIT Blueprint(SM) Capital Appreciation Fund: Class II (NVCCA2)
2021	0.95%	to	1.15%	33,387	21.64	to	21.05	702,986	0.17%	14.66%	to	14.43%
2020	0.95%	to	1.15%	33,536	18.88	to	18.40	617,111	0.99%	10.41%	to	10.19%
2019	0.95%	to	1.65%	34,022	17.10	to	15.74	567,736	2.87%	19.10%	to	18.26%
2018	0.95%	to	1.65%	34,648	14.36	to	13.31	486,065	1.90%	-9.04%	to	-9.68%
2017	0.95%	to	1.65%	40,212	15.78	to	14.74	622,671	1.64%	14.71%	to	13.90%
Nationwide Variable Insurance Trust - NVIT Blueprint(SM) Conservative Fund: Class II (NVCCN2)
2021	0.95%	to	1.35%	20,500	15.32	to	14.50	310,274	0.11%	3.39%	to	2.97%
2020	0.95%	to	1.50%	22,367	14.82	to	13.81	325,119	0.25%	6.57%	to	5.98%
2019	1.00%	to	1.50%	17,414	13.82	to	13.03	237,783	2.53%	9.56%	to	9.01%
2018	1.00%	to	1.50%	17,524	12.62	to	11.95	218,617	1.96%	-3.58%	to	-4.07%
2017	1.00%	to	1.50%	21,431	13.08	to	12.46	276,973	1.97%	5.30%	to	4.77%
Nationwide Variable Insurance Trust - NVIT Blueprint(SM) Moderately Aggressive Fund: Class II (NVCMA2)
2021	0.95%	to	1.10%	2,212	22.60	to	22.13	48,976	0.16%	16.94%	to	16.76%
2020	0.95%	to	1.10%	2,448	19.32	to	18.96	46,400	1.21%	11.19%	to	11.03%
2019	0.95%	to	1.10%	7,787	17.38	to	17.07	134,312	2.80%	21.07%	to	20.89%
2018	0.95%	to	1.10%	9,944	14.35	to	14.12	141,646	1.80%	-10.37%	to	-10.50%
2017	0.95%	to	1.60%	11,946	16.01	to	15.03	188,768	1.50%	16.95%	to	16.19%
Nationwide Variable Insurance Trust - NVIT Blueprint(SM) Moderately Conservative Fund: Class II (NVCMC2)
2021	0.95%	to	1.60%	18,984	17.87	to	16.33	322,349	0.14%	7.99%	to	7.29%
2020	0.95%	to	1.60%	20,021	16.55	to	15.22	315,854	0.57%	8.02%	to	7.31%
2019	0.95%	to	1.60%	21,099	15.32	to	14.19	309,215	2.69%	13.22%	to	12.47%
2018	0.95%	to	1.60%	20,747	13.53	to	12.61	268,909	1.93%	-5.67%	to	-6.30%
2017	0.95%	to	1.60%	26,695	14.34	to	13.46	368,477	1.55%	8.84%	to	8.13%
Nationwide Variable Insurance Trust - NVIT Blueprint(SM) Moderate Fund: Class II (NVCMD2)
2021	0.95%	to	1.30%	110,264	20.38	to	19.42	2,190,651	0.16%	12.39%	to	11.99%
2020	0.95%	to	1.30%	113,982	18.13	to	17.34	2,018,396	0.83%	9.64%	to	9.25%
2019	0.95%	to	1.30%	124,506	16.54	to	15.87	2,015,802	2.76%	17.02%	to	16.61%
2018	0.95%	to	1.30%	129,286	14.13	to	13.61	1,792,367	2.13%	-7.97%	to	-8.30%
2017	0.95%	to	1.30%	120,868	15.36	to	14.84	1,823,466	1.76%	12.89%	to	12.49%
Nationwide Variable Insurance Trust - NVIT Blueprint(SM) Aggressive Fund: Class II (NVCRA2)
2021	0.95%	to	1.20%	3,891	23.46	to	22.67	91,281	0.13%	18.96%	to	18.66%
2020	0.95%	to	1.20%	3,811	19.72	to	19.10	75,136	1.07%	11.49%	to	11.21%
2019	0.95%	to	1.20%	4,219	17.69	to	17.18	74,382	0.27%	22.78%	to	22.47%
2018	0.95%	to	1.20%	81,335	14.41	to	14.02	1,147,961	1.87%	-11.60%	to	-11.82%
2017	0.95%	to	1.20%	81,260	16.30	to	15.90	1,299,872	1.27%	18.66%	to	18.37%
Nationwide Variable Insurance Trust - NVIT Blueprint(SM) Balanced Fund: Class II (NVCRB2)
2021	0.95%	to	1.60%	33,333	18.96	to	17.33	622,103	0.15%	9.94%	to	9.22%
2020	0.95%	to	1.60%	36,498	17.25	to	15.87	620,025	0.67%	8.64%	to	7.93%
2019	0.95%	to	1.60%	35,899	15.88	to	14.70	561,470	2.64%	15.08%	to	14.32%
2018	0.95%	to	1.60%	37,909	13.80	to	12.86	515,793	2.06%	-7.13%	to	-7.74%
2017	0.95%	to	1.60%	46,620	14.85	to	13.94	683,580	1.82%	10.99%	to	10.26%
Nationwide Variable Insurance Trust - NVIT Investor Destinations Balanced Fund: Class II (NVDBL2)
2021	0.95%	to	1.85%	32,873	22.73	to	20.25	732,721	0.19%	7.21%	to	6.24%
2020	0.95%	to	1.85%	36,046	21.20	to	19.06	751,485	0.13%	8.37%	to	7.38%
2019	0.95%	to	1.85%	37,987	19.56	to	17.75	731,732	2.21%	14.25%	to	13.21%
2018	0.95%	to	1.85%	42,093	17.12	to	15.68	710,515	1.95%	-5.76%	to	-6.62%
2017	0.95%	to	1.85%	42,664	18.17	to	16.79	765,017	1.75%	10.08%	to	9.08%
Nationwide Variable Insurance Trust - NVIT Investor Destinations Capital Appreciation Fund: Class II (NVDCA2)
2021	0.95%	to	1.55%	571	29.27	to	27.10	16,152	0.21%	11.10%	to	10.42%
2020	0.95%	to	1.55%	1,741	26.34	to	24.54	45,186	0.18%	10.56%	to	9.89%
2019	0.95%	to	1.55%	1,859	23.83	to	22.33	43,656	2.10%	18.80%	to	18.08%
2018	0.95%	to	1.55%	1,951	20.06	to	18.91	38,612	1.72%	-7.36%	to	-7.93%
2017	0.95%	to	1.55%	1,959	21.65	to	20.54	41,929	1.77%	13.72%	to	13.03%

NATIONWIDE VARIABLE ACCOUNT-7 NOTES TO FINANCIAL STATEMENTS DECEMBER 31, 2021

	Contract Expense Rate*			Units	Unit Fair Value			Contract Owners’ Equity	Investment Income Ratio**	Total Return***
Nationwide Variable Insurance Trust - NVIT International Equity Fund: Class II (NVIE6)
2021	0.95%	to	1.45%	4,989	12.99	to	12.12	64,242	2.17%	11.33%	to	10.77%
2020	0.95%	to	1.45%	5,864	11.67	to	10.94	67,449	0.90%	6.66%	to	6.12%
2019	0.95%	to	1.45%	7,114	10.94	to	10.31	76,326	2.49%	17.78%	to	17.19%
2018	0.95%	to	1.45%	6,928	9.29	to	8.80	63,207	1.70%	-15.62%	to	-16.04%
2017	0.95%	to	1.55%	8,801	11.01	to	10.38	95,186	1.41%	25.87%	to	25.11%
Nationwide Variable Insurance Trust - NVIT BNY Mellon Core Plus Bond Fund: Class II (NVLCP2)
2021	0.95%	to	1.30%	23,156	15.93	to	15.18	363,718	0.27%	-1.87%	to	-2.22%
2020	0.95%	to	1.30%	23,937	16.24	to	15.53	383,600	2.66%	8.00%	to	7.62%
2019	0.95%	to	1.30%	23,665	15.03	to	14.43	351,326	3.09%	8.55%	to	8.17%
2018	0.95%	to	1.40%	19,473	13.85	to	13.19	267,196	2.18%	-2.39%	to	-2.84%
2017	0.95%	to	1.55%	25,924	14.19	to	13.38	364,315	2.07%	2.78%	to	2.16%
Nationwide Variable Insurance Trust - NVIT AllianzGI International Growth Fund: Class II (NVMIG6)
2021	0.95%	to	1.55%	5,083	20.78	to	19.12	103,581	0.22%	-2.35%	to	-2.94%
2020	1.10%	to	1.55%	1,455	20.87	to	19.70	29,610	0.00%	49.10%	to	48.42%
2018	1.30%			463	10.43			4,828	1.15%	-17.76%
2017	1.10%	to	1.30%	1,899	12.93	to	12.68	24,439	1.10%	24.16%	to	23.91%
Nationwide Variable Insurance Trust - NVIT Columbia Overseas Value Fund: Class X (NVMIVX)
2021	1.10%			2,034	12.86			26,148	3.33%	9.36%
2020	1.10%			2,034	11.75			23,910	0.00%	17.55%		*	***
Nationwide Variable Insurance Trust - NVIT Columbia Overseas Value Fund: Class Z (NVMIVZ)
2021	0.95%	to	1.55%	23,006	12.84	to	12.75	295,208	3.01%	9.23%	to	8.57%
2020	0.95%	to	1.55%	24,099	11.76	to	11.74	283,322	0.00%	17.59%	to	17.44%	****
Nationwide Variable Insurance Trust - NVIT Jacobs Levy Large Cap Growth Fund: Class II (NVMLG2)
2021	0.95%	to	1.30%	937	43.31	to	41.26	40,558	0.00%	38.54%	to	38.06%
2020	0.95%	to	1.30%	988	31.26	to	29.89	30,856	0.00%	28.68%	to	28.23%
2019	0.95%	to	1.30%	3,012	24.29	to	23.31	72,369	5.05%	28.98%	to	28.53%
2018	0.95%	to	1.30%	1,215	18.83	to	18.13	22,443	0.05%	-4.27%	to	-4.61%
2017	0.95%	to	1.30%	1,450	19.67	to	19.01	28,033	0.09%	28.65%	to	28.20%
Nationwide Variable Insurance Trust - NVIT Allspring Discovery Fund: Class II (NVMMG2)
2021	0.95%	to	1.55%	4,703	36.32	to	33.43	168,975	0.00%	-5.84%	to	-6.41%
2020	0.95%	to	1.55%	4,959	38.58	to	35.72	189,130	0.00%	58.97%	to	58.01%
2019	0.95%	to	1.25%	3,444	24.27	to	23.42	83,185	0.00%	35.54%	to	35.13%
2018	0.95%	to	1.25%	3,047	17.90	to	17.33	54,284	0.00%	-7.94%	to	-8.22%
2017	0.95%	to	1.35%	3,568	19.45	to	18.70	68,771	0.00%	26.31%	to	25.81%
Nationwide Variable Insurance Trust - NVIT Multi-Manager Mid Cap Value Fund: Class II (NVMMV2)
2021	0.95%	to	1.60%	8,933	28.63	to	26.17	251,649	0.75%	22.84%	to	22.03%
2020	0.95%	to	1.60%	9,180	23.31	to	21.45	210,850	2.06%	-2.08%	to	-2.73%
2019	0.95%	to	1.60%	9,754	23.81	to	22.05	229,207	2.35%	22.67%	to	21.86%
2018	0.95%	to	1.60%	9,196	19.41	to	18.09	176,285	0.94%	-13.98%	to	-14.55%
2017	0.95%	to	1.60%	14,880	22.56	to	21.17	332,203	1.10%	12.76%	to	12.02%
Nationwide Variable Insurance Trust - NVIT Neuberger Berman Multi Cap Opportunities Fund: Class II (NVNMO2)
2021	0.95%			2,804	30.78			86,295	0.22%	25.22%
2020	0.95%			2,908	24.58			71,468	0.29%	12.32%
2019	0.95%	to	1.00%	4,615	21.88	to	21.75	100,802	0.57%	26.87%	to	26.81%
2018	0.95%	to	1.00%	4,722	17.25	to	17.15	81,311	0.43%	-5.91%	to	-5.96%
2017	0.95%	to	1.60%	5,068	18.33	to	17.20	91,117	0.55%	23.58%	to	22.77%
Nationwide Variable Insurance Trust - NVIT BNY Mellon Sustainable U.S. Equity Fund: Class I (NVNSR1)
2021	1.10%			447	31.78			14,206	0.33%	25.42%
2020	1.10%			447	25.34			11,328	0.82%	12.11%
2019	1.10%			447	22.60			10,104	0.84%	24.62%
2018	1.10%			447	18.14			8,107	0.66%	-6.83%
2017	1.10%			447	19.47			8,702	0.35%	17.32%
Nationwide Variable Insurance Trust - NVIT BNY Mellon Sustainable U.S. Equity Fund: Class II (NVNSR2)
2021	1.00%			717	31.87			22,849	0.33%	25.49%
2020	1.00%			717	25.39			18,208	0.79%	12.20%
2019	1.00%			717	22.63			16,227	0.76%	24.79%
2018	1.00%			717	18.14			13,004	0.58%	-6.82%
2017	1.00%	to	1.10%	740	19.46	to	19.28	14,399	0.54%	17.18%	to	17.07%

NATIONWIDE VARIABLE ACCOUNT-7 NOTES TO FINANCIAL STATEMENTS DECEMBER 31, 2021

	Contract Expense Rate*			Units	Unit Fair Value			Contract Owners’ Equity	Investment Income Ratio**	Total Return***
Nationwide Variable Insurance Trust - NVIT BNY Mellon Dynamic U.S. Core Fund: Class I (NVOLG1)
2021	0.95%	to	1.50%	988,039	63.39	to	59.07	59,383,606	0.49%	29.00%	to	28.29%
2020	0.95%	to	1.50%	1,072,347	49.14	to	46.05	50,135,991	1.30%	17.77%	to	17.11%
2019	0.95%	to	1.50%	1,237,304	41.72	to	39.32	49,320,287	1.68%	36.31%	to	35.55%
2018	0.95%	to	1.50%	1,396,169	30.61	to	29.01	41,005,484	0.75%	-2.22%	to	-2.76%
2017	0.95%	to	1.50%	1,608,600	31.30	to	29.83	48,526,687	0.47%	26.11%	to	25.41%
Nationwide Variable Insurance Trust - NVIT BNY Mellon Dynamic U.S. Core Fund: Class II (NVOLG2)
2021	0.95%	to	1.80%	883,322	61.37	to	55.03	53,467,972	0.40%	28.68%	to	27.58%
2020	0.95%	to	1.95%	875,237	47.70	to	42.37	41,229,609	1.09%	17.40%	to	16.22%
2019	0.95%	to	1.95%	964,507	40.63	to	36.46	38,720,102	1.49%	36.03%	to	34.66%
2018	0.95%	to	1.95%	1,050,445	29.87	to	27.08	31,035,289	0.50%	-2.48%	to	-3.47%
2017	0.95%	to	1.95%	1,194,445	30.63	to	28.05	36,226,942	0.23%	25.86%	to	24.60%
Nationwide Variable Insurance Trust - NVIT Real Estate Fund: Class II (NVRE2)
2021	0.95%	to	1.80%	55,058	25.16	to	22.36	1,368,433	0.86%	44.94%	to	43.70%
2020	0.95%	to	1.80%	57,693	17.36	to	15.56	990,417	1.28%	-6.59%	to	-7.40%
2019	0.95%	to	1.80%	62,749	18.58	to	16.81	1,154,455	1.45%	29.21%	to	28.10%
2018	0.95%	to	1.80%	69,287	14.38	to	13.12	987,514	1.78%	-4.97%	to	-5.79%
2017	0.95%	to	1.80%	60,727	15.14	to	13.93	907,402	1.77%	5.14%	to	4.24%
Nationwide Variable Insurance Trust - NVIT Short Term Bond Fund: Class II (NVSTB2)
2021	0.95%	to	1.30%	3,450	11.24	to	10.71	37,739	0.96%	-1.53%	to	-1.88%
2020	0.95%	to	1.30%	4,549	11.42	to	10.92	50,915	1.18%	1.86%	to	1.50%
2019	0.95%	to	1.20%	5,891	11.21	to	10.88	65,379	1.89%	3.10%	to	2.84%
2018	0.95%	to	1.20%	8,788	10.87	to	10.58	94,657	2.30%	-0.14%	to	-0.40%
2017	0.95%	to	1.55%	10,499	10.89	to	10.27	113,412	2.48%	0.62%	to	0.01%
Nationwide Variable Insurance Trust - NVIT Columbia Overseas Value Fund: Class I (NVTIV3)
2021	0.95%			144	18.63			2,683	2.37%	9.35%
2020	0.95%			150	17.04			2,556	1.66%	4.18%
2019	0.95%	to	1.10%	419	16.35	to	16.09	6,784	2.45%	11.42%	to	11.25%
2017	1.10%			319	17.35			5,534	2.03%	21.37%
Nationwide Variable Insurance Trust - NVIT Government Money Market Fund: Class I (SAM)
2021	0.95%	to	1.70%	860,488	10.12	to	8.70	8,503,815	0.00%	-0.95%	to	-1.70%
2020	0.95%	to	1.70%	971,451	10.21	to	8.85	9,714,020	0.24%	-0.71%	to	-1.46%
2019	0.95%	to	1.70%	1,087,782	10.29	to	8.98	10,972,823	1.76%	0.81%	to	0.05%
2018	0.95%	to	1.80%	1,146,182	10.20	to	8.82	11,502,531	1.38%	0.42%	to	-0.44%
2017	0.95%	to	1.80%	1,252,955	10.16	to	8.86	12,523,746	0.42%	-0.53%	to	-1.38%
Nationwide Variable Insurance Trust - NVIT Multi-Manager Small Company Fund: Class I (SCF)
2021	0.95%	to	1.10%	6,637	57.88	to	56.19	380,871	0.00%	29.59%	to	29.40%
2020	0.95%	to	1.10%	6,821	44.67	to	43.43	302,073	0.02%	21.52%	to	21.34%
2019	0.95%	to	1.10%	7,301	36.75	to	35.79	265,935	0.07%	24.45%	to	24.27%
2018	0.95%	to	1.10%	7,723	29.53	to	28.80	226,026	0.01%	-13.47%	to	-13.60%
2017	0.95%	to	1.50%	8,191	34.13	to	31.30	276,643	0.00%	12.41%	to	11.79%
Nationwide Variable Insurance Trust - NVIT Multi-Manager Small Company Fund: Class II (SCF2)
2021	0.95%	to	1.80%	21,247	56.65	to	47.73	1,167,429	0.00%	29.27%	to	28.16%
2020	0.95%	to	1.95%	22,444	43.82	to	36.18	952,791	0.02%	21.19%	to	19.97%
2019	0.95%	to	1.95%	31,316	36.16	to	30.16	1,087,725	0.00%	24.16%	to	22.91%
2018	0.95%	to	1.95%	34,848	29.12	to	24.54	976,422	0.00%	-13.67%	to	-14.54%
2017	0.95%	to	1.95%	37,911	33.73	to	28.71	1,233,213	0.00%	12.13%	to	11.00%
Nationwide Variable Insurance Trust - NVIT Multi-Manager Small Cap Growth Fund: Class II (SCGF2)
2021	0.95%	to	1.85%	14,964	40.40	to	33.70	583,634	0.00%	9.00%	to	8.01%
2020	0.95%	to	1.85%	15,674	37.07	to	31.20	562,090	0.00%	39.18%	to	37.92%
2019	0.95%	to	1.85%	16,509	26.63	to	22.62	426,309	0.00%	34.09%	to	32.87%
2018	0.95%	to	1.85%	16,900	19.86	to	17.03	325,948	0.00%	-9.09%	to	-9.92%
2017	0.95%	to	1.65%	19,277	21.85	to	19.52	407,934	0.00%	23.47%	to	22.35%

NATIONWIDE VARIABLE ACCOUNT-7 NOTES TO FINANCIAL STATEMENTS DECEMBER 31, 2021

	Contract Expense Rate*			Units	Unit Fair Value			Contract Owners’ Equity	Investment Income Ratio**	Total Return***
Nationwide Variable Insurance Trust - NVIT Multi-Manager Small Cap Value Fund: Class I (SCVF)
2021	0.95%	to	1.10%	1,554	43.77	to	42.49	66,517	0.00%	30.79%	to	30.59%
2020	0.95%	to	1.10%	1,941	33.47	to	32.54	63,527	0.08%	4.15%	to	4.00%
2019	0.95%	to	1.10%	1,791	32.13	to	31.29	56,379	1.11%	17.87%	to	17.69%
2018	0.95%	to	1.10%	1,708	27.26	to	26.59	45,692	0.70%	-17.75%	to	-17.87%
2017	0.95%	to	1.10%	2,474	33.14	to	32.37	80,426	0.50%	8.03%	to	7.87%
Nationwide Variable Insurance Trust - NVIT Multi-Manager Small Cap Value Fund: Class II (SCVF2)
2021	0.95%	to	1.75%	24,651	38.75	to	33.04	909,540	0.00%	30.33%	to	29.28%
2020	0.95%	to	1.75%	27,842	29.73	to	25.55	790,802	0.00%	3.95%	to	3.11%
2019	0.95%	to	1.75%	31,099	28.60	to	24.78	851,935	0.87%	17.56%	to	16.61%
2018	0.95%	to	1.80%	33,509	24.33	to	21.07	784,352	0.45%	-17.91%	to	-18.62%
2017	0.95%	to	1.80%	36,027	29.64	to	25.90	1,028,842	0.28%	7.72%	to	6.80%
Nationwide Variable Insurance Trust - NVIT AQR Large Cap Defensive Style Fund: Class II (TRF2)
2021	0.95%	to	1.30%	1,084	32.13	to	30.39	33,878	0.53%	20.42%	to	20.00%
2020	0.95%	to	1.30%	1,145	26.68	to	25.33	29,780	0.60%	9.01%	to	8.62%
2019	0.95%	to	1.30%	2,706	24.47	to	23.32	64,791	1.55%	27.80%	to	27.35%
2018	0.95%	to	1.30%	1,699	19.15	to	18.31	31,830	0.79%	-1.23%	to	-1.58%
2017	0.95%	to	1.40%	2,049	19.39	to	18.39	38,809	0.70%	19.11%	to	18.57%
Neuberger Berman Advisers Management Trust - Sustainable Equity Portfolio: Class I Shares (AMSRS)
2021	0.95%	to	1.35%	4,086	45.58	to	42.43	182,858	0.40%	22.30%	to	21.81%
2020	0.95%	to	1.25%	3,753	37.27	to	35.43	138,163	0.54%	18.43%	to	18.07%
2019	0.95%	to	1.25%	5,488	31.47	to	30.01	171,342	0.38%	24.69%	to	24.31%
2018	0.95%	to	1.40%	6,709	25.24	to	23.61	167,912	0.49%	-6.63%	to	-7.05%
2017	0.95%	to	1.40%	6,782	27.03	to	25.40	181,898	0.42%	17.31%	to	16.78%
PIMCO Variable Insurance Trust - Emerging Markets Bond Portfolio: Advisor Class (PMVEBD)
2021	0.95%	to	1.15%	287	12.50	to	12.30	3,581	4.29%	-3.57%	to	-3.77%
2020	1.15%			31	12.79			396	4.80%	5.35%
2019	1.15%	to	1.55%	2,939	12.14	to	11.86	34,916	4.37%	13.33%	to	12.88%
2018	1.15%	to	1.55%	2,941	10.71	to	10.51	30,937	3.97%	-5.93%	to	-6.31%
2017	1.00%	to	1.55%	3,930	11.45	to	11.21	44,330	4.98%	8.69%	to	8.08%
PIMCO Variable Insurance Trust - International Bond Portfolio (unhedged): Advisor Class (PMVFAD)
2021	0.95%	to	1.10%	2,631	12.60	to	12.36	32,965	5.31%	-8.49%	to	-8.63%
2020	0.95%	to	1.25%	5,498	13.77	to	13.29	74,158	5.47%	9.61%	to	9.28%
2019	0.95%	to	1.40%	7,290	12.56	to	11.97	89,232	1.90%	5.90%	to	5.42%
2018	0.95%	to	1.40%	7,341	11.86	to	11.35	85,046	4.09%	-4.99%	to	-5.42%
2017	0.95%	to	1.40%	11,966	12.49	to	12.00	147,394	1.50%	9.69%	to	9.19%
PIMCO Variable Insurance Trust - Low Duration Portfolio: Advisor Class (PMVLAD)
2021	0.95%	to	1.50%	62,097	12.05	to	11.23	742,423	0.43%	-1.97%	to	-2.51%
2020	0.95%	to	1.50%	57,105	12.30	to	11.52	696,150	1.11%	1.91%	to	1.35%
2019	0.95%	to	1.50%	61,822	12.06	to	11.37	739,914	2.67%	2.94%	to	2.36%
2018	0.95%	to	1.50%	61,409	11.72	to	11.11	713,695	1.81%	-0.72%	to	-1.27%
2017	0.95%	to	1.50%	61,320	11.81	to	11.25	718,268	1.25%	0.29%	to	-0.26%
Putnam Variable Trust - Putnam VT Large Cap Value Fund: Class IB (PVEIB)
2021	0.95%	to	1.30%	5,883	17.47	to	17.18	101,625	1.20%	26.09%	to	25.65%
2020	0.95%	to	1.30%	6,692	13.85	to	13.67	91,927	1.70%	4.80%	to	4.43%
2019	0.95%	to	1.30%	7,629	13.22	to	13.09	100,244	2.75%	29.17%	to	28.71%
2018	0.95%	to	1.45%	16,674	10.23	to	10.15	170,045	0.58%	-9.36%	to	-9.82%
2017	0.95%	to	1.30%	11,235	11.29	to	11.26	126,696	0.00%	12.91%	to	12.64%	****
Putnam Variable Trust - Putnam VT Growth Opportunities Fund: Class IB (PVGOB)
2021	0.95%	to	1.55%	15,414	30.79	to	29.79	470,050	0.00%	21.49%	to	20.75%
2020	0.95%	to	1.55%	18,950	25.34	to	24.67	476,302	0.04%	37.39%	to	36.56%
2019	0.95%	to	1.55%	17,560	18.45	to	18.06	321,804	0.14%	35.44%	to	34.62%
2018	0.95%	to	1.55%	20,043	13.62	to	13.42	271,745	0.00%	1.40%	to	0.78%
2017	0.95%	to	1.55%	27,747	13.43	to	13.31	371,378	0.10%	29.66%	to	28.88%
Putnam Variable Trust - Putnam VT International Equity Fund: Class IB (PVTIGB)
2021	0.95%	to	1.35%	1,885	22.32	to	20.62	40,405	1.14%	7.79%	to	7.35%
2020	0.95%	to	1.35%	2,087	20.71	to	19.21	41,700	1.61%	11.03%	to	10.58%
2019	0.95%	to	1.35%	2,124	18.65	to	17.37	38,311	1.36%	23.96%	to	23.46%
2018	0.95%	to	1.35%	2,195	15.05	to	14.07	32,028	1.38%	-19.89%	to	-20.21%
2017	0.95%	to	1.35%	2,364	18.78	to	17.64	43,164	2.69%	25.38%	to	24.88%

NATIONWIDE VARIABLE ACCOUNT-7 NOTES TO FINANCIAL STATEMENTS DECEMBER 31, 2021

	Contract Expense Rate*			Units	Unit Fair Value			Contract Owners’ Equity	Investment Income Ratio**	Total Return***
Putnam Variable Trust - Putnam VT Small Cap Value Fund: Class IB (PVTSCB)
2021	0.95%	to	1.35%	427	41.47	to	38.31	17,332	0.67%	38.57%	to	38.02%
2020	0.95%	to	1.35%	1,132	29.93	to	27.76	33,013	1.07%	2.98%	to	2.56%
2019	0.95%	to	1.35%	1,138	29.06	to	27.07	32,232	0.65%	23.06%	to	22.56%
2018	0.95%	to	1.35%	1,125	23.62	to	22.08	25,913	0.41%	-20.69%	to	-21.01%
2017	0.95%	to	1.35%	1,306	29.78	to	27.96	37,923	0.71%	6.85%	to	6.42%
VanEck VIP Trust - Global Resources Fund: Initial Class (VWHA)
2021	0.95%	to	1.10%	683	8.56	to	8.43	5,828	0.43%	17.79%	to	17.61%
2020	0.95%	to	1.10%	703	7.26	to	7.17	5,092	0.99%	17.98%	to	17.80%
2019	0.95%	to	1.40%	6,091	6.16	to	5.95	36,561	0.00%	10.81%	to	10.30%
2018	0.95%	to	1.40%	6,310	5.56	to	5.39	34,309	0.00%	-28.96%	to	-29.29%
2017	0.95%	to	1.40%	21,602	7.82	to	7.62	167,605	0.00%	-2.63%	to	-3.07%
VanEck VIP Trust - Global Resources Fund: Class S (VWHAS)
2021	1.10%			30,539	8.17			249,403	0.31%	17.37%
2020	1.10%			30,536	6.96			212,470	0.88%	17.52%
2019	0.95%	to	1.10%	6,391	5.99	to	5.92	37,913	0.00%	10.49%	to	10.32%
2018	0.95%	to	1.10%	6,755	5.42	to	5.37	36,377	0.00%	-29.11%	to	-29.21%
2017	0.95%	to	1.10%	41,674	7.65	to	7.58	318,404	0.00%	-2.90%	to	-3.05%
Allspring Variable Trust - VT Small Cap Growth Fund: Class 2 (WFVSCG)
2021	0.95%	to	1.20%	1,100	63.64	to	61.63	69,745	0.00%	6.62%	to	6.35%
2020	0.95%	to	1.20%	1,042	59.69	to	57.96	61,974	0.00%	56.29%	to	55.89%
2019	0.95%	to	1.30%	2,602	38.19	to	36.78	99,030	0.00%	23.64%	to	23.21%
2018	0.95%	to	1.60%	3,953	30.89	to	28.98	120,054	0.00%	0.34%	to	-0.32%
2017	0.95%	to	1.60%	3,630	30.78	to	29.08	109,419	0.00%	24.67%	to	23.85%
*

This represents the range of annual contract expense rates of the variable account at the period end indicated and includes only those expenses that are charged through a reduction in the unit values. Excluded are expenses of the underlying mutual funds and charges made directly to contract owner accounts through the redemption of units.

**

This represents the ratio of dividends for the period indicated, excluding distributions of capital gains, received by the subaccount from the underlying mutual fund, net of management fees assessed by the fund manager, divided by monthly average net assets (excluding months where net assets are zero). The investment income ratio for subaccounts initially funded during the period presented has not been annualized. The ratios exclude those expenses that result in direct reductions to the contract owner accounts through reductions in unit values. The recognition of investment income by the subaccount is affected by the timing of the declaration of dividends by the underlying fund in which the subaccounts invest.

***

This represents the range of minimum and maximum total returns for the period indicated, including changes in the value of the underlying mutual fund, which reflects the reduction of unit values for expenses assessed. The total returns do not include any expenses assessed through the redemption of units; inclusion of these expenses in the calculation would result in a reduction in the total return presented. Total return is not annualized if the underlying mutual fund option was initially added and funded during the period presented. Minimum and maximum ranges are not shown for underlying mutual fund options for which a single contract expense rate (product option) exists. In such cases, the total return presented is representative of all units issued and outstanding at period end.

****	Subaccounts denoted indicate the underlying mutual fund option was initially added and funded during the period presented.